Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 24, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	PARK NATIONAL CORP /OH/
Entity Central Index Key	0000805676
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding		15,405,908
Entity Public Float			$ 973,488,186

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 137,770	$ 109,058
Money market instruments	19,716	24,722
Cash and cash equivalents	157,486	133,780
Investment securities:
Securities available-for-sale, at fair value (amortized cost of $801,147 and $1,274,258 at December 31, 2011 and 2010, respectively)	820,645	1,297,522
Securities held-to-maturity, at amortized cost (fair value of $834,574 and $686,114 at December 31, 2011 and 2010, respectively)	820,224	673,570
Other investment securities	67,604	68,699
Total investment securities	1,708,473	2,039,791
Total loans	4,317,099	4,732,685
Allowance for loan losses	(68,444)	(143,575)
Net loans	4,248,655	4,589,110
Other assets:
Bank owned life insurance	154,567	146,450
Goodwill	72,334	72,334
Other intangibles	2,509	6,043
Premises and equipment, net	53,741	69,567
Accrued interest receivable	19,697	24,137
Other real estate owned	42,272	41,709
Mortgage loan servicing rights	9,301	10,488
Other	120,748	148,852
Assets held for sale	382,462
Total other assets	857,631	519,580
Total assets	6,972,245	7,282,261
Liabilities and stockholders' equity
Noninterest bearing	995,733	937,719
Interest bearing	3,469,381	4,157,701
Total deposits	4,465,114	5,095,420
Short-term borrowings	263,594	663,669
Long-term debt	823,182	636,733
Subordinated debentures	75,250	75,250
Total borrowings	1,162,026	1,375,652
Other liabilities:
Accrued interest payable	4,916	6,123
Other	61,639	75,358
Liabilities held for sale	536,186
Total other liabilities	602,741	81,481
Total liabilities	6,229,881	6,552,553
Stockholders' equity:
Preferred stock (200,000 shares authorized; 100,000 shares issued with $1,000 per share liquidation preference)	98,146	97,290
Common stock, no par value (20,000,000 shares authorized; 16,151,021 shares issued at December 31, 2011 and 16,151,062 issued at December 31, 2010)	301,202	301,204
Common stock warrants	4,297	4,473
Accumulated other comprehensive income (loss), net	(8,831)	(1,868)
Retained earnings	424,557	406,342
Less: Treasury stock (745,109 shares at December 31, 2011 and 752,128 shares at December 31, 2010)	(77,007)	(77,733)
Total stockholders' equity	742,364	729,708
Total liabilities and stockholders' equity	$ 6,972,245	$ 7,282,261

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Amortized cost of securities available-for-sale	$ 801,147	$ 1,274,258
Fair value of securities held-to-maturity	$ 834,574	$ 686,114
Preferred stock, shares authorized	200,000	200,000
Preferred stock, shares issued	100,000	100,000
Preferred stock per share liquidation preference	$ 1,000	$ 1,000
Common stock, no par value
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	16,151,062	16,151,062
Treasury stock, shares	745,109	752,128

Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and dividend income:
Interest and fees on loans	$ 262,458	$ 267,692	$ 275,599
Interest and dividends on:
Obligations of U.S. Government, its agencies and other securities	68,873	76,839	90,558
Obligations of states and political subdivisions	371	786	1,417
Other interest income	178	200	116
Total interest and dividend income	331,880	345,517	367,690
Interest on deposits:
Demand and savings deposits	3,812	5,753	10,815
Time deposits	23,842	36,212	53,805
Interest on short-term borrowings	823	1,181	3,209
Interest on long-term debt	30,169	28,327	26,370
Total interest expense	58,646	71,473	94,199
Net interest income	273,234	274,044	273,491
Provision for loan losses	63,272	87,080	68,821
Net interest income after provision for loan losses	209,962	186,964	204,670
Other income:
Income from fiduciary activities	14,965	13,874	12,468
Service charges on deposit accounts	18,307	19,717	21,985
Net gains on sales of securities	28,829	11,864	7,340
Other service income	10,606	13,816	18,767
Checkcard fee income	12,496	11,177	9,339
Bank owned life insurance income	5,089	4,978	5,050
ATM fees	2,703	2,951	3,082
OREO devaluations	(8,219)	(13,206)	(6,818)
Other	10,134	9,709	9,977
Total other income	94,910	74,880	81,190
Other expense:
Salaries and employee benefits	102,068	98,315	101,225
Data processing fees	4,965	5,728	5,674
Professional fees and services	21,119	19,972	15,935
Net occupancy expense of bank premises	11,295	11,510	11,552
Amortization of intangibles	3,534	3,422	3,746
Furniture and equipment expense	10,773	10,435	9,734
Insurance	6,821	8,983	12,072
Marketing	2,967	3,656	3,775
Postage and telephone	6,060	6,648	6,903
State taxes	1,544	3,171	3,206
Other	17,171	15,267	14,903
Total other expense	188,317	187,107	188,725
Income before income taxes	116,555	74,737	97,135
State income taxes (benefit)	6,088	(1,161)	(2,461)
Federal income taxes	28,327	17,797	25,404
Net income	82,140	58,101	74,192
Preferred stock dividends and accretion	5,856	5,807	5,762
Income available to common shareholders	$ 76,284	$ 52,294	$ 68,430
Earnings per common share:
Basic	$ 4.95	$ 3.45	$ 4.82
Diluted	$ 4.95	$ 3.45	$ 4.82

Consolidated Statements Of Changes In Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Preferred Stock [Member]	Common Stock [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	$ 95,721	$ 305,507	$ 438,504	$ (207,665)	$ 10,596		$ 642,663
Shares outstanding, beginning balance at Dec. 31, 2008	100,000	13,971,727
Net income			74,192			74,192	74,192
Other comprehensive income (loss), net of tax:
Change in funded status of pension plan, net of income taxes					6,283	6,283	6,283
Unrealized net holding gain (loss) on cash flow hedge, net of income taxes					295	295	295
Unrealized net holding gain (loss) on securities available-for-sale, net of income taxes					(1,513)	(1,513)	(1,513)
Total comprehensive income						79,257
Cash dividends paid per share			(53,563)				(53,563)
Reissuance of common stock from treasury shares held, shares		904,072
Reissuance of common stock from treasury shares held			(29,299)	81,710			52,411
Cash payment for fractional shares in dividend reinvestment plan		(2)					(2)
Fractional shares issued in dividend reinvestment plan		(39)
Common stock warrants issued		1,064					1,064
Accretion of discount on preferred stock	762		(762)
Preferred stock dividends			(5,000)				(5,000)
Treasury stock reissued for director grants, shares		7,020
Treasury stock reissued for director grants			(200)	634			434
Balance at Dec. 31, 2009	96,483	306,569	423,872	(125,321)	15,661		717,264
Shares outstanding, ending balance at Dec. 31, 2009	100,000	14,882,780
Net income			58,101			58,101	58,101
Other comprehensive income (loss), net of tax:
Change in funded status of pension plan, net of income taxes					(2,427)	(2,427)	(2,427)
Unrealized net holding gain (loss) on cash flow hedge, net of income taxes					(98)	(98)	(98)
Unrealized net holding gain (loss) on securities available-for-sale, net of income taxes					(15,004)	(15,004)	(15,004)
Total comprehensive income						40,572
Cash dividends paid per share			(57,076)				(57,076)
Reissuance of common stock from treasury shares held, shares		509,184
Reissuance of common stock from treasury shares held		(898)	(12,729)	46,954			33,327
Cash payment for fractional shares in dividend reinvestment plan		(4)					(4)
Fractional shares issued in dividend reinvestment plan		50
Common stock warrants issued		176					176
Common stock warrants expired		(166)	166
Accretion of discount on preferred stock	807		(807)
Preferred stock dividends			(5,000)				(5,000)
Treasury stock reissued for director grants, shares		7,020
Treasury stock reissued for director grants			(185)	634			449
Balance at Dec. 31, 2010	97,290	305,677	406,342	(77,733)	(1,868)		729,708
Shares outstanding, ending balance at Dec. 31, 2010	100,000	15,398,934
Net income			82,140			82,140	82,140
Other comprehensive income (loss), net of tax:
Change in funded status of pension plan, net of income taxes					(5,027)	(5,027)	(5,027)
Unrealized net holding gain (loss) on cash flow hedge, net of income taxes					512	512	512
Unrealized net holding gain (loss) on securities available-for-sale, net of income taxes					(2,448)	(2,448)	(2,448)
Total comprehensive income						75,117
Cash dividends paid per share			(57,907)				(57,907)
Cash payment for fractional shares in dividend reinvestment plan		(2)					(2)
Fractional shares issued in dividend reinvestment plan		(42)
Common stock warrants expired		(176)	176
Accretion of discount on preferred stock	856		(856)
Preferred stock dividends			(5,000)				(5,000)
Treasury stock reissued for director grants, shares		7,020
Treasury stock reissued for director grants			(338)	726			388
Balance at Dec. 31, 2011	$ 98,146	$ 305,499	$ 424,557	$ (77,007)	$ (8,831)		$ 742,364
Shares outstanding, ending balance at Dec. 31, 2011	100,000	15,405,912

Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Changes In Stockholders' Equity [Abstract]
Unrealized net holding gain (loss) on cash flow hedge, tax	$ 276	$ (53)	$ 159
Unrealized net holding gain (loss) on securities available-for-sale, tax	(1,318)	(8,078)	(815)
Cash dividends on common stock per share	$ 3.76	$ 3.76	$ 3.76
Change in funded status of pension plan, tax	$ (2,707)	$ (1,370)	$ 3,383

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income	$ 82,140	$ 58,101	$ 74,192
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	63,272	87,080	68,821
Amortization of loan fees and costs, net	2,871	4,179	3,500
Provision for depreciation	7,583	7,126	7,473
Other than temporary impairment on investment securities		23	613
Amortization of intangible assets	3,534	3,422	3,746
Amortization/(accretion) of investment securities	490	(2,413)	(2,682)
Deferred income tax (benefit)	28,466	(9,603)	(8,932)
Realized net investment security gains	(28,829)	(11,864)	(7,340)
Compensation expense for issuance of treasury stock to directors	388	449	434
OREO devaluations	8,219	13,206	6,818
Changes in assets and liabilities:
Increase in other assets	(23,811)	(23,752)	(43,683)
Increase (decrease) in other liabilities	(10,826)	180	(30,622)
Cash included in assets held for sale	(6,766)
Net cash provided by operating activities	126,731	126,134	72,338
Investing activities:
Proceeds from sales of available-for-sale securities	584,573	460,192	204,304
Proceeds from sales of held-to-maturity securities	25,410
Proceeds from calls and maturities of securities:
Held-to-maturity	454,937	146,986	40,105
Available-for-sale	557,552	2,238,059	426,841
Purchase of securities:
Held-to-maturity	(625,925)	(313,642)	(118,667)
Available-for-sale	(641,751)	(2,719,265)	(349,895)
Net decrease (increase) in other investments	1,095	220	(114)
Net loan originations, excluding loan sales	(344,979)	(595,835)	(814,981)
Proceeds from sale of loans	269,922	443,369	615,072
Purchases of bank owned life insurance, net	(3,000)	(4,562)
Purchases of premises and equipment, net	(6,618)	(7,602)	(8,011)
Net cash provided by (used in) investing activities	271,216	(352,080)	(5,346)
Financing activities:
Net (decrease) increase in deposits	(97,708)	(92,632)	426,302
Net decrease(increase) in short-term borrowings	(400,075)	339,450	(334,977)
Issuance of treasury stock, net		33,541	53,475
Proceeds from issuance of subordinated notes			35,250
Proceeds from long-term debt	203,000		60,100
Repayment of long-term debt	(16,551)	(17,648)	(261,278)
Cash dividends paid	(62,907)	(62,076)	(58,035)
Net cash (used in) provided by (used in) financing activities	(374,241)	200,635	(79,163)
Increase (decrease) in cash and cash equivalents	23,706	(25,311)	(12,171)
Cash and cash equivalents at beginning of year	133,780	159,091	171,262
Cash and cash equivalents at end of year	$ 157,486	$ 133,780	$ 159,091

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed in the preparation of the consolidated financial statements:

Principles of Consolidation

The consolidated financial statements include the accounts of Park National Corporation and its subsidiaries ("Park", the "Company" or the "Corporation"). Material intercompany accounts and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Management has identified the allowance for loan losses, accounting for Other Real Estate Owned ("OREO") and accounting for goodwill as significant estimates.

Reclassifications

Certain prior year amounts have been reclassified to conform with the current year presentation.

Subsequent Events

Management has evaluated events occurring subsequent to the balance sheet date through February 29, 2012, determining no events require additional disclosure in these consolidated financial statements, with the exception of the subsequent event discussed in Note 27 of these Notes to Consolidated Financial Statements.

Restrictions on Cash and Due from Banks

The Corporation's two bank subsidiaries are required to maintain average reserve balances with the Federal Reserve Bank. The average required reserve balance was approximately $38.1 million at December 31, 2011 and $37.8 million at December 31, 2010. No other compensating balance arrangements were in existence at December 31, 2011.

Investment Securities

Investment securities are classified upon acquisition into one of three categories: held-to-maturity, available-for-sale, or trading (see Note 4 of these Notes to Consolidated Financial Statements).

Held-to-maturity securities are those securities that the Corporation has the positive intent and ability to hold to maturity and are recorded at amortized cost. Available-for-sale securities are those securities that would be available to be sold in the future in response to the Corporation's liquidity needs, changes in market interest rates, and asset-liability management strategies, among other reasons. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses excluded from earnings but included in other comprehensive income, net of applicable taxes. The Corporation did not hold any trading securities during any period presented.

Available-for-sale and held-to-maturity securities are evaluated quarterly for potential other-than-temporary impairment. Management considers the facts related to each security including the nature of the security, the amount and duration of the loss, the credit quality of the issuer, the expectations for that security's performance and whether Park intends to sell, or it is more likely than not to be required to sell, a security in an unrealized loss position before recovery of it's amortized cost basis. Declines in equity securities that are considered to be other-than-temporary are recorded as a charge to earnings in the Consolidated Statements of Income. Declines in debt securities that are considered to be other-than-temporary are separated into (1) the amount of the total impairment related to credit loss and (2) the amount of the total impairment related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in earnings. The amount of the total impairment related to all other factors is recognized in other comprehensive income.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage-backed securities where prepayments are anticipated.

Gains and losses realized on the sale of investment securities are recorded on the trade date and determined using the specific identification basis.

Federal Home Loan Bank (FHLB) and Federal Reserve Bank (FRB) Stock

Park's two separately chartered banks, The Park National Bank (PNB) and Vision Bank ("VB" or "Vision"), are members of the FHLB. Additionally, PNB is a member of the FRB. Members are required to own a certain amount of stock based on their level of borrowings and other factors and may invest in additional amounts. FHLB and FRB stock are carried at cost, classified as restricted securities and are carried at their redemption value. Both cash and stock dividends are reported as income.

Bank Owned Life Insurance

Park has purchased life insurance policies on directors and certain key officers. Bank owned life insurance is recorded at its cash surrender value (or the amount that can be realized).

Mortgage Loans Held for Sale

Mortgage loans held for sale are carried at their fair value. Mortgage loans held for sale were $11.5 million and $8.3 million at December 31, 2011 and 2010, respectively. These amounts are included in loans on the Consolidated Balance Sheets.

Mortgage Banking Derivatives

Commitments to fund mortgage loans (interest rate locks) to be sold into the secondary market and forward commitments for the future delivery of these mortgage loans are accounted for as free standing derivatives. Fair values of these mortgage derivatives are estimated based on changes in mortgage interest rates from the date the interest on the loan is locked. The Company enters into forward commitments for the future delivery of mortgage loans when interest rate locks are entered into, in order to hedge the change in interest rates resulting from its commitments to fund the loans. Changes in the fair values of these derivatives are included in net gains on sales of loans.

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff, are reported at their outstanding principal balances adjusted for any charge-offs, any deferred fees or costs on originated loans, and any unamortized premiums or discounts on purchased loans. Interest income is reported on the interest method and includes amortization of net deferred loan origination fees and costs over the loan term. Commercial loans include: (1) commercial, financial and agricultural loans; (2) commercial real estate loans; (3) those commercial loans in the real estate construction loan segment; and (4) those commercial loans in the residential real estate loan segment. Consumer loans include: (1) mortgage and installment loans included in the real estate construction segment; (2) mortgage, home equity lines of credit (HELOC), and installment loans included in the residential real estate segment; and (3) all loans included in the consumer segment. Generally, commercial loans are placed on nonaccrual status at 90 days past due and consumer and residential mortgage loans are placed on nonaccrual status at 120 days past due. Accrued interest on these loans is considered a loss, unless the loan is well-secured and in the process of collection. Commercial loans placed on nonaccrual status are considered impaired (See Note 5 of these Notes to Consolidated Financial Statements). For loans which are on nonaccrual status, it is Park's policy to reverse interest previously accrued on the loans against interest income. Interest on such loans is thereafter recorded on a cash basis and is included in earnings only when cash is actually received. Park's charge-off policy for commercial loans requires management to establish a specific reserve or record a charge-off as soon as it is apparent that the borrower is troubled and there is, or likely will be, a collateral shortfall related to the estimated value of the collateral securing the loan. The Company's charge-off policy for consumer loans is dependent on the class of the loan. Residential mortgage loans and HELOC are typically charged down to the value of the collateral, less estimated selling costs at 180 days past due. The charge-off policy for other consumer loans, primarily installment loans, requires a monthly review of delinquent loans and a complete charge-off for any account that reaches 120 days past due.

The delinquency status of a loan is based on contractual terms and not on how recently payments have been received. Loans are removed from nonaccrual status when loan payments have been received to cure the delinquency status and the loan is deemed to be well-secured by management.

A description of each segment of the loan portfolio, along with the risk characteristics of each segment, is included below:

Commercial, financial and agricultural:

Commercial, financial and agricultural loans are made for a wide variety of general corporate purposes, including financing for commercial and industrial businesses, financing for equipment, inventories and accounts receivable, acquisition financing and commercial leasing. The term of each commercial loan varies by its purpose. Repayment terms are structured such that commercial loans will be repaid within the economic useful life of the underlying asset. The commercial loan portfolio includes loans to a wide variety of corporations and businesses across many industrial classifications in (i) the 28 Ohio counties and one Kentucky county where Park National Bank operates and (ii) the five Florida counties and one Alabama county where Vision Bank operates. The primary industries represented by these customers include manufacturing, retail trade, health care and other services.

Commercial real estate: Commercial real estate loans ("CRE loans") include mortgage loans to developers and owners of commercial real estate. The lending policy for CRE loans is designed to address the unique risk attributes of CRE lending. The collateral for these CRE loans is the underlying commercial real estate. Each subsidiary bank generally requires that the CRE loan amount be no more than 85% of the purchase price or the appraised value of the commercial real estate securing the CRE loan, whichever is less. CRE loans made for each subsidiary bank's portfolio generally have a variable interest rate. A CRE loan may be made with a fixed interest rate for a term generally not exceeding five years.

Construction real estate: The Company defines construction loans as both commercial construction loans and residential construction loans where the loan proceeds are used exclusively for the improvement of real estate as to which the Company holds a mortgage. Construction loans may be in the form of a permanent loan or short-term construction loan, depending on the needs of the individual borrower. Generally, the permanent construction loans have a variable interest rate although a permanent construction loan may be made with a fixed interest rate for a term generally not exceeding five years. Short-term construction loans are made with variable interest rates. Construction financing is generally considered to involve a higher degree of risk of loss than long-term financing on improved, occupied real estate. Risk of loss on a construction loan depends largely upon the accuracy of the initial estimate of the property's value at completion of construction and the estimated cost (including interest) of construction. If the estimate of construction cost proves to be inaccurate, the subsidiary bank making the loan may be required to advance funds beyond the amount originally committed to permit completion of the project. If the estimate of value proves inaccurate, the subsidiary bank may be confronted, at or prior to the maturity of the loan, with a project having a value insufficient to assure full repayment, should the borrower default. In the event a default on a construction loan occurs and foreclosure follows, the subsidiary bank must take control of the project and attempt either to arrange for completion of construction or to dispose of the unfinished project. Additional risk exists with respect to loans made to developers who do not have a buyer for the property, as the developer may lack funds to pay the loan if the property is not sold upon completion. Park's subsidiary banks attempt to reduce such risks on loans to developers by requiring personal guarantees and reviewing current personal financial statements and tax returns as well as other projects undertaken by the developer.

Residential real estate: The Company defines residential real estate loans as first mortgages on individuals' primary residence or second mortgages of individuals' primary residence in the form of home equity lines of credit or installment loans. Credit approval for residential real estate loans requires demonstration of sufficient income to repay the principal and interest and the real estate taxes and insurance, stability of employment, an established credit record and an appropriately appraised value of the real estate securing the loan. Each subsidiary bank generally requires that the residential real estate loan amount be no more than 80% of the purchase price or the appraised value of the real estate securing the loan, whichever is less, unless private mortgage insurance is obtained by the borrower. Loans made for each subsidiary bank's portfolio in this lending category are generally adjustable rate, fully amortized mortgages. The rates used are generally fully-indexed rates. Park generally does not price residential loans using low introductory "teaser" rates. Home equity lines of credit are generally made as second mortgages by Park's subsidiary banks. The maximum amount of a home equity line of credit is generally limited to 85% of the appraised value of the property less the balance of the first mortgage.

Consumer: The Company originates direct and indirect consumer loans, primarily automobile loans and home equity based credit cards to customers and prospective customers in its primary market areas. Credit approval for consumer loans requires income sufficient to repay principal and interest due, stability of employment, an established credit record and sufficient collateral for secured loans. Consumer loans typically have shorter terms and lower balances with higher yields as compared to real estate mortgage loans, but generally carry higher risks of default. Consumer loan collections are dependent on the borrower's continuing financial stability, and thus are more likely to be affected by adverse personal circumstances.

Allowance for Loan Losses

The allowance for loan losses is that amount believed adequate to absorb probable incurred credit losses in the loan portfolio based on management's evaluation of various factors. The determination of the allowance requires significant estimates, including the timing and amounts of expected cash flows on impaired loans, consideration of current economic conditions, and historical loss experience pertaining to pools of homogeneous loans, all of which may be susceptible to change. The allowance is increased through a provision for loan losses that is charged to earnings based on management's quarterly evaluation of the factors previously mentioned and is reduced by charge-offs, net of recoveries.

The allowance for loan losses includes both (1) an estimate of loss based on historical loss experience within both commercial and consumer loan categories with similar characteristics ("statistical allocation") and (2) an estimate of loss based on an impairment analysis of each commercial loan that is considered to be impaired ("specific allocation").

In calculating the allowance for loan losses, management believes it is appropriate to utilize historical loss rates that are comparable to the current period being analyzed. For the historical loss factor at December 31, 2011, the Company utilized an annual loss rate ("historical loss experience"), calculated based on an average of the net charge-offs and the annual change in specific reserves for impaired commercial loans, experienced during 2009, 2010 and 2011 within the individual segments of the commercial and consumer loan categories. Management believes the 36-month historical loss experience methodology is appropriate in the current economic environment, as it captures loss rates that are comparable to the current period being analyzed. The loss factor applied to Park's consumer portfolio is based on the historical loss experience over the past 36 months, plus an additional judgmental reserve, increasing the total allowance for loan loss coverage in the consumer portfolio to approximately 1.38 years of historical loss. The loss factor applied to Park's commercial portfolio is based on the historical loss experience over the past 36 months, plus additional reserves for consideration of (1) a loss emergence period factor, (2) a loss migration factor and (3) a judgmental or environmental loss factor. These additional reserves increase the total allowance for loan loss coverage in the commercial portfolio to approximately 2.8 years of historical loss. Park's commercial loans are individually risk graded. If loan downgrades occur, the probability of default increases, and accordingly management allocates a higher percentage reserve to those accruing commercial loans graded special mention and substandard.

The judgmental increases discussed above incorporates management's evaluation of the impact of environmental qualitative factors which pose additional risks and assigns a component of the allowance for loan losses in consideration of these factors. Such environmental factors include: national and local economic trends and conditions; experience, ability and depth of lending management and staff; effects of any changes in lending policies and procedures; and levels of, and trends in, consumer bankruptcies, delinquencies, impaired loans and charge-offs and recoveries.

U.S. generally accepted accounting principles ("GAAP") require a specific allocation to be established as a component of the allowance for loan losses for certain loans when it is probable that all amounts due pursuant to the contractual terms of the loans will not be collected, and the recorded investment in the loans exceeds their measure of impairment. Management considers the following related to commercial loans when determining if a loan should be considered impaired: (1) current debt service coverage levels of the borrowing entity; (2) payment history over the most recent 12-month period; (3) other signs of deterioration in the borrower's financial situation, such as changes in beacon scores; and (4) consideration of the current collateral supporting the loan.The recorded investment is the carrying balance of the loan, plus the accrued interest receivable, both as of the end of the year. Impairment is measured using either the present value of expected future cash flows based upon the initial effective interest rate on the loan, the observable market price of the loan or the fair value of the collateral, if the loan is collateral dependent.

Troubled Debt Restructuring (TDRs)

Management classifies loans as TDRs when a borrower is experiencing financial difficulties and Park has granted a concession. In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the company's internal underwriting policy. Management's policy is to modify loans by extending the term or by granting a temporary or permanent contractual interest rate below the market rate, not by forgiving debt. TDRs are separately identified for impairment disclosures and are measured at the present value of estimated future cash flows using the loan's effective rate at inception. If a TDR is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral.

Income Recognition

Income earned by the Corporation and its subsidiaries is recognized on the accrual basis of accounting, except for nonaccrual loans as previously discussed, and late charges on loans which are recognized as income when they are collected.

Premises and Equipment

Premises and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is generally provided on the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized over the shorter of the remaining lease period or the estimated useful lives of the improvements. Upon the sale or other disposal of an asset, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss is recognized. Maintenance and repairs are charged to expense as incurred while renewals and improvements that extend the useful life of an asset are capitalized. Premises and equipment is evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.

The range of depreciable lives over which premises and equipment are being depreciated are:

Buildings	5 to 50 Years
Equipment, furniture and fixtures	3 to 20 Years
Leasehold improvements	1 to 10 Years

Buildings that are currently placed in service are depreciated over 30 years. Equipment, furniture and fixtures that are currently placed in service are depreciated over 3 to 12 years. Leasehold improvements are depreciated over the lives of the related leases which range from 1 to 10 years.

Other Real Estate Owned (OREO)

OREO is recorded at fair value less anticipated selling costs (net realizable value) and consists of property acquired through foreclosure and real estate held for sale. If the net realizable value is below the carrying value of the loan at the date of transfer, the difference is charged to the allowance for loan losses. Subsequent declines in the value of real estate are classified as OREO devaluations, are reported as adjustments to the carrying amount of OREO and are expensed within "other income". In certain circumstances where management believes the devaluation may not be permanent in nature, Park utilizes a valuation allowance to record OREO devaluations, which is also expensed through "other income". Costs relating to development and improvement of such properties are capitalized (not in excess of fair value less estimated costs to sell) and costs relating to holding the properties are charged to expense.

Mortgage Loan Servicing Rights

When Park sells mortgage loans with servicing rights retained, servicing rights are recorded at an amount not to exceed fair value with the income statement effect recorded in gains on sale of loans. Capitalized servicing rights are amortized in proportion to and over the period of estimated future servicing income of the underlying loan.

Mortgage servicing rights are assessed for impairment periodically, based on fair value, with any impairment recognized through a valuation allowance. The fair value of mortgage servicing rights is determined by discounting estimated future cash flows from the servicing assets, using market discount rates and expected future prepayment rates. In order to calculate fair value, the sold loan portfolio is stratified into homogeneous pools of like categories. (See Note 20 of these Notes to Consolidated Financial Statements.)

Fees received for servicing mortgage loans owned by investors are based on a percentage of the outstanding monthly principal balance of such loans and are included in income as loan payments are received. The cost of servicing loans is charged to expense as incurred.

Goodwill and Other Intangible Assets

Goodwill represents the excess of the purchase price over net identifiable tangible and intangible assets acquired in a purchase business combination. Other intangible assets represent purchased assets that have no physical property but represent some future economic benefit to their owner and are capable of being sold or exchanged on their own or in combination with a related asset or liability.

Goodwill and indefinite-lived intangible assets are not amortized to expense, but are subject to impairment tests annually, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Intangible assets with definitive useful lives (such as core deposit intangibles) are amortized to expense over their estimated useful lives.

Management considers several factors when performing the annual impairment tests on goodwill. The factors considered include the operating results for the particular Park segment for the past year and the operating results budgeted for the current year (including multi-year projections), the purchase prices being paid for financial institutions in the markets served by the Park segment, the deposit and loan totals of the Park segment and the economic conditions in the markets served by the Park segment.

The following table reflects the activity in goodwill and other intangible assets for the years 2011, 2010 and 2009.

		Core Deposit
(In thousands)	Goodwill	Intangibles	Total
December 31, 2008	$72,334	$13,211	$85,545
Amortization	—	(3,746)	(3,746)
December 31, 2009	$72,334	$9,465	$81,799
Amortization	—	(3,422)	(3,422)
December 31, 2010	$72,334	$6,043	$78,377
Amortization	—	(3,534)	(3,534)
December 31, 2011	$72,334	$2,509	$74,843

GAAP requires a company to perform an impairment test on goodwill annually, or more frequently if events or changes in circumstances indicate that the asset might be impaired, by comparing the fair value of such goodwill to its recorded or carrying amount. If the carrying amount of the goodwill exceeds the fair value, an impairment charge must be recorded in an amount equal to the excess.

Park typically evaluates goodwill for impairment on April 1 of each year, with financial data as of March 31. Based on the analysis performed as of April 1, 2011, the Company determined that goodwill for Park's Ohio-based bank (The Park National Bank) was not impaired.

Goodwill and other intangible assets (as shown on the Consolidated Balance Sheets) totaled $74.8 million at December 31, 2011, $78.4 million at December 31, 2010 and $81.8 million at December 31, 2009.

The core deposit intangibles are being amortized to expense principally on the straight-line method, over periods ranging from six to ten years. The amortization period for the core deposit intangibles related to Vision Bank was accelerated due to the pending acquisition of Vision Bank branches by Centennial Bank. (See Note3 of these Notes to Consolidated Financial Statements for details on the Vision Bank branch sale.) Core deposit intangible amortization expense was $3.5 million in 2011, $3.4 million in 2010 and $3.7 million in 2009.

The accumulated amortization of core deposit intangibles was $19.6 million as of December 31, 2011 and $16.1 million at December 31, 2010. The expected core deposit intangible amortization expense for each of the next five years is as follows:

(In thousands)
2012	$2,172
2013	337
2014	-
2015	-
2016	-
Total	$2,509

Consolidated Statement of Cash Flows

Cash and cash equivalents include cash and cash items, amounts due from banks and money market instruments. Generally money market instruments are purchased and sold for one-day periods.

Net cash provided by operating activities reflects cash payments as follows:

December 31,
(In thousands)	2011	2010	2009
Interest paid on deposits and other borrowings	$59,552	$74,680	$96,204
Income taxes paid	17,700	24,600	30,660

Non-cash Items

The cash flow statement for the year ended December 31, 2011 was prepared with the assets and liabilities held for sale (refer to Note 3) included within each of their respective categories (loans, fixed assets, other assets, deposits and other liabilities).

Non-cash items included in cash provided by operating activities:

December 31,
(In thousands)	2011	2010	2009
Transfers to OREO	$36,209	$35,507	$35,902

Loss Contingencies and Guarantees

Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated.

Income Taxes

The Corporation accounts for income taxes using the asset and liability approach. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. To the extent that Park does not consider it more likely than not that a deferred tax asset will be recovered, a valuation allowance is recorded. All positive and negative evidence is reviewed when determining how much of a valuation allowance is recognized on a quarterly basis. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is "more-likely-than-not" that the tax position would be sustained in a tax examination being presumed to occur. The benefit recognized for a tax position that meets the "more-likely-than-not" criteria is measured based on the largest benefit that is more than 50 percent likely to be realized, taking into consideration the amounts and probabilities of the outcome upon settlement. For tax positions not meeting the "more-likely-than-not" test, no tax benefit is recorded. Park recognizes any interest and penalties related to income tax matters in income tax expense.

Preferred Stock

On December 23, 2008, Park issued $100 million of Senior Preferred Shares to the U.S. Department of Treasury (the "Treasury") under the Capital Purchase Program (CPP), consisting of 100,000 shares, each with a liquidation preference of $1,000 per share. In addition, on December 23, 2008, Park issued a warrant to the Treasury to purchase 227,376 common shares. These preferred shares and related warrant are considered permanent equity for accounting purposes. GAAP requires management to allocate the proceeds from the issuance of the preferred stock between the preferred stock and related warrant. The terms of the preferred shares require management to pay a cumulative dividend at the rate of 5 percent per annum until February 14, 2014 and 9 percent thereafter. Management determined that the 5 percent dividend rate is below market value; therefore, the fair value of the preferred shares would be less than the $100 million in proceeds. Management determined that a reasonable market discount rate is 12 percent for the fair value of preferred shares. Management used the Black-Scholes model for calculating the fair value of the warrant (and related common shares). The allocation between the preferred shares and warrant at December 23, 2008, the date of issuance, was $95.7 million and $4.3 million, respectively. The discount on the preferred shares of $4.3 million is being accreted through retained earnings over a 60 month period.

Treasury Stock

The purchase of Park's common stock is recorded at cost. At the date of retirement or subsequent reissuance, the treasury stock account is reduced by the weighted average cost of the common shares retired or reissued.

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale, changes in the funded status of the Company's Defined Benefit Pension Plan, and the unrealized net holding gains and losses on the cash flow hedge, which are also recognized as separate components of equity.

Stock Based Compensation

Compensation cost is recognized for stock options and stock awards issued to employees and directors, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of Park's common stock at the date of grant is used for stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period. Park did not grant any stock options during 2011, 2010 or 2009. No stock options vested in 2011, 2010 or 2009. Park granted 7,020 shares of common stock to its directors in each of 2011, 2010 and 2009, respectively.

Derivative Instruments

At the inception of a derivative contract, the Company designates the derivative as one of three types based on the Company's intentions and belief as to likely effectiveness as a hedge. These three types are: (1) a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value hedge"); (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (3) an instrument with no hedging designation ("stand-alone derivative"). For a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item, are recognized in current earnings as fair values change. For a cash flow hedge, the gain or loss on the derivative is reported in other comprehensive income and is reclassified into earnings in the same periods during which the hedged transaction affects earnings. For both types of hedges, changes in the fair value of derivatives that are not highly effective in hedging the changes in fair value or expected cash flows of the hedged item are recognized immediately in current earnings. Changes in the fair value of derivatives that do not qualify for hedge accounting are reported currently in earnings, as noninterest income.

The Company formally documents the relationship between derivatives and hedged items, as well as the risk-management objective and the strategy for undertaking hedge transactions at the inception of the hedging relationship. This documentation includes linking fair value or cash flow hedges to specific assets and liabilities on the Consolidated Balance Sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivative instruments that are used are highly effective in offsetting changes in fair values or cash flows of the hedged items. The Company discontinues hedge accounting when it determines that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative is settled or terminates, a hedged forecasted transaction is no longer probable, a hedged firm commitment is no longer firm, or treatment of the derivative as a hedge is no longer appropriate or intended.

When hedge accounting is discontinued, subsequent changes in fair value of the derivative are recorded as noninterest income. When a fair value hedge is discontinued, the hedged asset or liability is no longer adjusted for changes in fair value and the existing basis adjustment is amortized or accreted over the remaining life of the asset or liability. When a cash flow hedge is discontinued but the hedged cash flows or forecasted transactions are still expected to occur, gains or losses that were accumulated in other comprehensive income are amortized into earnings over the same periods in which the hedged transactions will affect earnings.

Fair Value Measurement

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 21 of these Notes to Consolidated Financial Statements. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Company, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Retirement Plans

Pension expense is the net of service and interest cost, return on plan assets and amortization of gains and losses not immediately recognized. Employee 401(k) plan expense is the amount of matching contributions. Deferred compensation and supplemental retirement plan expense allocates the benefits over years of service.

Earnings Per Common Share

Basic earnings per common share is net income available to common stockholders divided by the weighted average number of common shares outstanding during the period. Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable under stock options, warrants and convertible securities. Earnings and dividends per common share are restated for any stock splits and stock dividends through the date of issuance of the consolidated financial statements.

Adoption of New Accounting Pronouncements:

Improving Disclosures About Fair Value Measurements: In January 2010, the FASB issued an amendment to Fair Value Measurements and Disclosures, Topic 820, Improving Disclosures About Fair Value Measurements. This amendment requires new disclosures regarding significant transfers in and out of Level 1 and 2 fair value measurements and the reasons for the transfers. This amendment also requires that a reporting entity present separately information about purchases, sales, issuances and settlements, on a gross basis rather than a net basis for activity in Level 3 fair value measurements using significant unobservable inputs. This amendment also clarifies existing disclosures on the level of disaggregation, in that the reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities, and that a reporting entity should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and 3. The new disclosures and clarifications of existing disclosures for Accounting Standard Codification (ASC) 820 are effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures were effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The adoption of ASC 820 on January 1, 2011 did not have a material effect on the Company's consolidated financial statements.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses: In July 2010, FASB issued Accounting Standards Update 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses (ASU 2010-20), to address concerns about the sufficiency, transparency, and robustness of credit risk disclosures for finance receivables and the related allowance for credit losses. This ASU requires new and enhanced disclosures at disaggregated levels, specifically defined as "portfolio segments" and "classes". Among other things, the expanded disclosures include roll-forward schedules of the allowance for credit losses and information regarding the credit quality of receivables as of the end of a reporting period. New and enhanced disclosures were required for interim and annual periods ending after December 15, 2010, although the disclosures of reporting period activity were required for interim and annual periods beginning after December 15, 2010. The adoption of the new guidance on January 1, 2011 impacted interim and annual disclosures included in the Company's consolidated financial statements.

No. 2011-01 - Receivables (Topic 310) Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010- 20: In January 2011, FASB issued Accounting Standards Update 2011-01, Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20 (ASU 2011-01). ASU 2011-01 was issued as a result of concerns raised from stakeholders that the introduction of new disclosure requirements (paragraphs 310-10-50-31 through 50-34 of the FASB Accounting Standards Codification) about troubled debt restructurings in one reporting period followed by a change in what constitutes a troubled debt restructuring shortly thereafter would be burdensome for preparers and may not provide financial statement users with useful information.

No. 2011-02 – Receivables (Topic 310) A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring: In April 2011, FASB issued Accounting Standards Update 2011-02, A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring (ASU 2011-02). The ASU provides additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a troubled debt restructuring ("TDR"). The new guidance requires creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDRs. Additionally, creditors will be required to provide additional disclosures about their TDR activities in accordance with the requirements of ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses, which was deferred by ASU 2011-01 Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20 (ASU 2011-01). The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011, with retrospective application required to the beginning of the annual period of adoption. Disclosure requirements were effective for the first interim and annual period beginning on or after June 15, 2011. The adoption of the new guidance effective July 1, 2011 resulted in an increase in the number of modifications and restructuring deemed to be TDRs and impacted interim and annual disclosures included in the Company's consolidated financial statements.

No. 2011-04 – Fair Value Measurement (Topic 820) Amendments to Achieve Common Fair Value Measurement and Disclosure Requirement in U.S. GAAP and IFRSs: In May 2011, FASB issued Accounting Standards Update 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirement in U.S. GAAP and IFRSs (ASU 2011-04). The new guidance in this ASU results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Certain amendments clarify the FASBs intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. These amendments also enhance disclosure requirements surrounding fair value measurement. Most significantly, an entity will be required to disclose additional information regarding Level 3 fair value measurements including quantitative information about unobservable inputs used, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements. The new guidance is effective for interim and annual periods beginning on or after December 15, 2011. Management is currently working through the guidance to determine the impact, if any, to the consolidated financial statements.

No. 2011-05 – Presentation of Comprehensive Income: In June 2011, FASB issued Accounting Standards Update 2011-05, Presentation of Comprehensive Income (ASU 2011-05). The ASU eliminates the option to report other comprehensive income and its components in the statement of changes in equity. An entity can elect to present the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income, when an item of other comprehensive income must be reclassified to net income, or how earnings per share is calculated or presented. The new guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and must be applied retrospectively. The adoption of the new guidance will impact the presentation of the consolidated financial statements.

No. 2011-08 – Intangibles – Goodwill and Other: In September 2011, FASB issued Accounting Standards Update 2011-08, Intangibles – Goodwill and Other (ASU 2011-08). The ASU allows an entity to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The new guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Management does not expect the adoption of this guidance will have an impact on the consolidated financial statements.

Organization	12 Months Ended
Dec. 31, 2011
Organization And Acquisitions [Abstract]
Organization

2. Organization

Park National Corporation is a multi-bank holding company headquartered in Newark, Ohio. Through its banking subsidiaries, PNB and VB, Park is engaged in a general commercial banking and trust business, primarily in Ohio, Baldwin County, Alabama and the panhandle of Florida. A wholly-owned subsidiary of Park, Guardian Financial Services Company (GFSC) began operating in May 1999. GFSC is a consumer finance company located in Central Ohio. PNB operates through eleven banking divisions with the Park National Division headquartered in Newark, Ohio, the Fairfield National Division headquartered in Lancaster, Ohio, The Park National Bank of Southwest Ohio & Northern Kentucky Division headquartered in Cincinnati, Ohio, the First-Knox National Division headquartered in Mount Vernon, Ohio, the Farmers and Savings Division headquartered in Loudonville, Ohio, the Security National Division headquartered in Springfield, Ohio, the Unity National Division headquartered in Piqua, Ohio, the Richland Bank Division headquartered in Mansfield, Ohio, the Century National Division headquartered in Zanesville, Ohio, the United Bank Division headquartered in Bucyrus, Ohio and the Second National Division headquartered in Greenville, Ohio. VB, through February 16, 2012, operated through two banking divisions with the Vision Bank Florida Division headquartered in Panama City, Florida and the Vision Bank Alabama Division headquartered in Gulf Shores, Alabama. All of the Ohio-based banking divisions provide the following principal services: the acceptance of deposits for demand, savings and time accounts; commercial, industrial, consumer and real estate lending, including installment loans, credit cards, home equity lines of credit, commercial leasing; trust services; cash management; safe deposit operations; electronic funds transfers and a variety of additional banking-related services. VB, with its two banking divisions, through February 16, 2012, provided the services mentioned above, with the exception of commercial leasing. See Note 23 of these Notes to Consolidated Financial Statements for financial information on the Corporation's operating segments.

Sale Of Vision Bank	12 Months Ended
Dec. 31, 2011
Sale Of Vision Bank [Abstract]
Sale Of Vision Bank

3. Sale of Vision Bank

On November 16, 2011, Park and Vision entered into a Purchase and Assumption Agreement (the "Purchase Agreement") with Home BancShares, Inc. ("Home") and its wholly-owned subsidiary Centennial Bank, an Arkansas state-chartered bank ("Centennial"), to sell substantially all of the performing loans, operating assets and liabilities associated with Vision to Centennial for a purchase price of $27.9 million.

Under the terms of the Purchase Agreement, Centennial will purchase the real estate and other assets described in the Purchase Agreement which are used in the banking business conducted by Vision at its eight offices in Baldwin County, Alabama and its nine offices in the Florida panhandle counties of Bay, Gulf, Okaloosa, Santa Rosa and Walton. Centennial will assume Vision's obligations relating to all of Vision's deposit accounts and will purchase substantially all of Vision's performing loans. The assets purchased and liabilities assumed by Centennial, classified on Park's consolidated balance sheet as held for sale at December 31, 2011, include the following:

Assets and Liabilities Held for Sale December 31, 2011 (in thousands)

Assets held for sale	2011
Cash and due from banks	$6,766
Loans	369,044
Allowance for loan losses	(13,100)
Net loans	355,944
Fixed assets	14,861
Other assets	4,891
Total assets held for sale	$382,462

Liabilities held for sale	2011
Deposits	$532,598
Other liabilities	3,588
Total liabilities held for sale	$536,186

The assets and liabilities held for sale were evaluated for impairment as of December 31, 2011 and continue to be carried at their historical cost, net of any previously established valuation allowance.

Vision will retain all of the non-performing loans and certain performing loans under the terms of the Purchase Agreement. As of December 31, 2011, the carrying balance of nonperforming loans totaled approximately $101 million and the carrying balance of performing loans totaled approximately $23 million. Prior to the transfer to assets held for sale, Vision Bank's allowance for loan losses totaled $23.8 million at December 31, 2011. Upon the transfer, $13.1 million was transferred out of the allowance for loan losses with the related loans that moved to assets held for sale. Management expects that the remaining loans at Vision Bank will be charged down by the remaining balance of the allowance for loan losses of $10.7 million prior to transfer to SE Property Holdings, LLC ("SE, LLC"). Vision Bank will be merged with and into SE, LLC, the non-banking subsidiary of Park's Parent Company, promptly following the closing of the transaction with Centennial.

Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities

4. Investment Securities

The amortized cost and fair value of investment securities are shown in the following table. Management performs a quarterly evaluation of investment securities for any other-than-temporary impairment.

During 2011, there were no investment securities deemed to be other-than-temporarily impaired. During 2010, Park recognized an other-than-temporary impairment charge of $23,000, related to an equity investment in a financial institution, which is recorded in "other expenses" within the Consolidated Statements of Income. Since this was an equity security, no amounts were recognized in other comprehensive income at the time of the impairment recognition.

Investment securities at December 31, 2011 were as follows:

	Amortized	Gross	Unrealized	Gross	Unrealized	Estimated
(In thousands)	Cost	Holding Gains		Holding Losses		Fair Value
2011:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$370,043		$1,614		$-	$371,657
Obligations of states and political subdivisions	2,616		44		-	2,660
U.S. Government sponsored entities' asset-backed securities	427,300		16,995		-	444,295
Other equity securities	1,188		877		32	2,033
Total	$801,147		$19,530		$32	$820,645
2011:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$1,992		$5		$-	$1,997
U.S. Government sponsored entities' asset-backed securities	818,232		14,377		32	832,577
Total	$820,224		$14,382		$32	$834,574

Park's U.S. Government sponsored entity asset-backed securities consisted of 15-year mortgage-backed securities and collateralized mortgage obligations (CMOs). At December 31, 2011, the amortized cost of Park's available-for-sale (AFS) and held-to-maturity mortgage-backed securities was $427.3 million and $0.1 million, respectively. At December 31, 2011, the amortized cost of Park's held-to-maturity CMOs was $818.2 million. There were no AFS CMOs at December 31, 2011.

Other investment securities (as shown on the Consolidated Balance Sheets) consist of stock investments in the Federal Home Loan Bank and the Federal Reserve Bank. These restricted stock investments are carried at their redemption value. Park owned $60.7 million of Federal Home Loan Bank stock and $6.9 million of Federal Reserve Bank stock at December 31, 2011. Park owned $61.8 million of Federal Home Loan Bank stock and $6.9 million of Federal Reserve Bank stock at December 31, 2010.

Management does not believe any individual unrealized loss as of December 31, 2011 or December 31, 2010, represents other-than-temporary impairment. The unrealized losses on debt securities are primarily the result of interest rate changes. These conditions will not prohibit Park from receiving its contractual principal and interest payments on these debt securities. The fair value of these debt securities is expected to recover as payments are received on these securities and they approach maturity. Should the impairment of any of these securities become other-than-temporary, the cost basis of the investment will be reduced and the resulting loss recognized in net income in the period the other-than-temporary impairment is identified.

Notes to Consolidated Financial Statements

The following table provides detail on investment securities with unrealized losses aggregated by investment category and length of time the individual securities had been in a continuous loss position at December 31, 2011:

	Less than		12 Months
	12 Months		or Longer		Total
		Unrealized		Unrealized		Unrealized
(In thousands)	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
2011:
Securities Available-for-Sale
Other equity securities	$-	$-	$80	$32	$80	$32
2011:
Securities Held-to-Maturity
U.S. Government sponsored entities' asset-backed securities	$-	$-	$38,775	$32	$38,775	$32

Investment securities at December 31, 2010 were as follows:

	Amortized	Gross Unrealized	Gross Unrealized	Estimated
(In thousands)	Cost	Holding Gains	Holding Losses	Fair Value
2010:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$272,301	$2,968	$1,956	$273,313
Obligations of states and political subdivisions	10,815	281	52	11,044
U.S. Government sponsored entities' asset-backed securities	990,204	30,633	9,425	1,011,412
Other equity securities	938	858	43	1,753
Total	$1,274,258	$34,740	$11,476	$1,297,522
2010:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$3,167	$7	$—	$3,174
U.S. Government sponsored entities' asset-backed securities	670,403	17,157	4,620	682,940
Total	$673,570	$17,164	$4,620	$686,114

The following table provides detail on investment securities with unrealized losses aggregated by investment category and length of time the individual securities had been in a continuous loss position at December 31, 2010:

	Less than		12 Months
	12 Months		or Longer		Total
		Unrealized		Unrealized		Unrealized
(In thousands)	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
2010:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$74,379	$1,956	$—	$—	$74,379	$1,956
Obligations of states and political subdivisions	1,459	52	—	—	1,459	52
U.S. Government sponsored entities' asset-backed securities	418,156	9,425	—	—	418,156	9,425
Other equity securities	74	29	221	14	295	43
Total	$494,068	$11,462	$221	$14	$494,289	$11,476
2010:
Securities Held-to-Maturity
U.S. Government sponsored entities' asset-backed securities	$297,584	$4,620	$—	$—	$297,584	$4,620

The amortized cost and estimated fair value of investments in debt securities at December 31, 2011, are shown in the following table by contractual maturity or the expected call date, except for asset-backed securities, which are shown as a single total, due to the unpredictability of the timing in principal repayments.

	Amortized	Estimated
(In thousands)	Cost	Fair Value
Securities Available-for-Sale
U.S. Treasury and sponsored entities' notes:
Due within one year	$370,043	$371,657
Total	$370,043	$371,657
Obligations of states and political subdivisions:
Due within one year	$2,121	$2,133
Due one through five years	495	527
Total	$2,616	$2,660
U.S. Government sponsored entities' asset-backed securities:
Total	$427,300	$444,295
Securities Held-to-Maturity
Obligations of states and political subdivisions:
Due within one year	$1,992	$1,997
Total	$1,992	$1,997
U.S. Government sponsored entities' asset-backed securities:
Total	$818,232	$832,577

Approximately $269.1 million of Park's securities shown in the above table as U.S. Treasury and sponsored entities notes are callable notes. These callable securities have a final maturity of 9 to 10 years, but are shown in the table at their expected call date. The remaining $100.9 million of securities in this category are U.S. Government sponsored entities discount notes that mature within 60 days.

Investment securities having a book value of $1,548 million and $1,481 million at December 31, 2011 and 2010, respectively, were pledged to collateralize government and trust department deposits in accordance with federal and state requirements, to secure repurchase agreements sold and as collateral for Federal Home Loan Bank (FHLB) advance borrowings.

At December 31, 2011, $813 million was pledged for government and trust department deposits, $669 million was pledged to secure repurchase agreements and $66 million was pledged as collateral for FHLB advance borrowings. At December 31, 2010, $736 million was pledged for government and trust department deposits, $668 million was pledged to secure repurchase agreements and $77 million was pledged as collateral for FHLB advance borrowings.

At December 31, 2011, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of shareholders' equity.

During 2011, Park's management sold investment securities during the first, second, third and fourth quarters. In total, these sales resulted in proceeds of $610.0 million, resulting in a pre-tax gain of $28.8 million.

During the first quarter of 2011, Park sold $105.4 million of U.S. Government sponsored entity mortgage-backed securities for a pre-tax gain of $6.6 million. Park also sold $1.0 million of municipal securities for no gain or loss. During the second quarter of 2011, Park sold $191.0 million of U.S. Government sponsored entity mortgage-backed securities for a pre-tax gain of $15.4 million. During the third quarter of 2011, Park sold $212.8 million of U.S. Government sponsored entity mortgage-backed securities for a pre-tax gain of $3.5 million.

Late in the fourth quarter of 2011, in preparation for the sale of Vision, Park sold $45.7 million of U.S. Government sponsored entity mortgage-backed securities (available-for-sale securities) and $24.3 million of U.S. Government sponsored entity CMOs (held-to-maturity securities) held by Vision for a pre-tax gain of $3.4 million. Park also sold $0.9 million of municipal securities held by Vision for a pre-tax gain of $15,000. The proceeds from the sale of the Vision securities were used to purchase U.S. Agency discount notes that mature during the first quarter of 2012.

During 2010, Park received proceeds from the sale of investment securities of $460.2 million, realizing a pre-tax gain of $11.9 million. During 2009, Park sold $204.3 million of U.S. Government sponsored entity mortgage-backed securities, realizing a pre-tax gain of $7.3 million. No gross losses were realized in 2011, 2010 or 2009.

Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Loans

5. Loans

The composition of the loan portfolio, by class of loan, as of December 31, 2011 and December 31, 2010 was as follows:

	December 31, 2011			December 31, 2010
		Accrued			Accrued
	Loan	interest	Recorded	Loan	interest	Recorded
(In thousands)	balance	receivable	investment	balance	receivable	investment

Commercial, financial and agricultural *	$743,797	$3,121	$746,918	$737,902	$2,886	$740,788

Commercial real estate *	1,108,574	4,235	1,112,809	1,226,616	4,804	1,231,420
Construction real estate:
Vision commercial land and development *	31,603	31	31,634	171,334	282	171,616
Remaining commercial	156,053	394	156,447	195,693	622	196,315
Mortgage	20,039	64	20,103	26,326	95	26,421
Installment	9,851	61	9,912	13,127	54	13,181
Residential real estate
Commercial	395,824	1,105	396,929	464,903	1,403	466,306
Mortgage	953,758	1,522	955,280	906,648	2,789	909,437
HELOC	227,682	942	228,624	260,463	1,014	261,477
Installment	51,354	236	51,590	60,195	255	60,450
Consumer	616,505	2,930	619,435	666,871	3,245	670,116
Leases	2,059	43	2,102	2,607	56	2,663
Total loans	$4,317,099	$14,684	$4,331,783	$4,732,685	$17,505	$4,750,190

* Included within commercial, financial and agricultural loans, commercial real estate loans, and Vision commercial land and development loans are an immaterial amount of consumer loans that are not broken out by class.

Loans are shown net of deferred origination fees, costs and unearned income of $6.8 million at December 31, 2011 and $6.7 million at December 31, 2010, which is a net deferred income position in both years.

Overdrawn deposit accounts of $3.6 million and $2.6 million have been reclassified to loans at December 31, 2011 and 2010, respectively.

Credit Quality

The following table presents the recorded investment in nonaccrual, accruing restructured, and loans past due 90 days or more and still accruing by class of loans as of December 31, 2011 and December 31, 2010:

	December 31, 2011
(In thousands)	Nonaccrual loans	Accruing restructured loans	Loans past due 90 days or more and accruing	Total nonperforming loans
Commercial, financial and agricultural	$37,797	$2,848	$-	$40,645
Commercial real estate	43,704	8,274	-	51,978
Construction real estate:
Vision commercial land and development	25,761	-	-	25,761
Remaining commercial	14,021	11,891	-	25,912
Mortgage	66	-	-	66
Installment	30	-	-	30
Residential real estate
Commercial	43,461	815	-	44,276
Mortgage	25,201	4,757	2,610	32,568
HELOC	1,412	-	-	1,412
Installment	1,777	98	58	1,933
Consumer	1,876	-	893	2,769
Leases	-	-	-	-
Total loans	$195,106	$28,683	$3,561	$227,350

	December 31, 2010
		Accruing	Loans past due 90	Total
		restructured	days or more and	nonperforming
(In thousands)	Nonaccrual loans	loans	accruing	loans
Commercial, financial and agricultural	$19,276	$-	$-	$19,276
Commercial real estate	57,941	-	20	57,961
Construction real estate:
Vision commercial land and development	87,424	-	-	87,424
Remaining commercial	27,080	-	-	27,080
Mortgage	354	-	-	354
Installment	417	-	13	430
Residential real estate
Commercial	60,227	-	-	60,227
Mortgage	32,479	-	2,175	34,654
HELOC	964	-	149	1,113
Installment	1,195	-	277	1,472
Consumer	1,911	-	1,059	2,970
Leases	-	-	-	-
Total loans	$289,268	$-	$3,693	$292,961

The following table provides additional information regarding those nonaccrual and accruing restructured loans that are individually evaluated for impairment and those collectively evaluated for impairment as of December 31, 2011 and December 31, 2010.

	December 31, 2011			December 31, 2010

(In thousands)	Nonaccrual and accruing restructured loans	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Nonaccrual and accruing restructured loans	Loans individually evaluated for impairment	Loans collectively evaluated for impairment
Commercial, financial and agricultural	$40,645	$40,621	$24	$19,276	$19,205	$71
Commercial real estate	51,978	51,978	-	57,941	57,930	11
Construction real estate:
Vision commercial land and development	25,761	24,328	1,433	87,424	86,491	933
Remaining commercial	25,912	25,912	-	27,080	27,080	-
Mortgage	66	-	66	354	-	354
Installment	30	-	30	417	-	417
Residential real estate:
Commercial	44,276	44,276	-	60,227	60,227	-
Mortgage	29,958	-	29,958	32,479	-	32,479
HELOC	1,412	-	1,412	964	-	964
Installment	1,875	-	1,875	1,195	-	1,195
Consumer	1,876	20	1,856	1,911	-	1,911
Leases	-	-	-	-	-	-
Total loans	$223,789	$187,135	$36,654	$289,268	$250,933	$38,335

All of the loans individually evaluated for impairment were evaluated using the fair value of the collateral or present value of expected future cash flows as the measurement method.

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2011 and December 31, 2010.

	December 31, 2011			December 31, 2010
(In thousands)	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated

With no related allowance recorded
Commercial, financial and agricultural	$23,164	$18,098	$-	$9,347	$8,891	$-
Commercial real estate	58,242	41,506	-	21,526	17,170	-
Construction real estate:
Vision commercial land and development	54,032	17,786	-	11,206	7,847	-
Remaining commercial	33,319	18,372	-	12,305	11,743	-
Residential real estate:
Commercial	49,341	38,686	-	46,344	43,031	-
Consumer	-	-	-	-	-	-

With an allowance recorded
Commercial, financial and agricultural	23,719	22,523	5,819	11,801	10,314	3,028
Commercial real estate	12,183	10,472	4,431	44,789	40,760	12,652
Construction real estate:
Vision commercial land and development	20,775	6,542	1,540	103,937	78,644	39,887
Remaining commercial	9,711	7,540	1,874	23,563	15,337	5,425
Residential real estate:
Commercial	6,402	5,590	2,271	19,716	17,196	5,912
Consumer	20	20	-	-	-	-

Total	$290,908	$187,135	$15,935	$304,534	$250,933	$66,904

Management's general practice is to proactively charge down loans individually evaluated for impairment to the fair value of the underlying collateral. At December 31, 2011 and December 31, 2010, there were $83.7 million and $12.0 million, respectively, in partial charge-offs on loans individually evaluated for impairment with no related allowance recorded and $20.1 million and $41.6 million, respectively, of partial charge-offs on loans individually evaluated for impairment that also had a specific reserve allocated.

The allowance for loan losses included specific reserves related to loans individually evaluated for impairment at December 31, 2011 and 2010, of $15.9 million and $66.9 million, respectively, related to loans with a recorded investment of $52.7 million and $162.3 million.

The average balance of loans individually evaluated for impairment was $214.0 million, $210.4 million, and $184.7 million for 2011, 2010, and 2009, respectively.

Interest income on loans individually evaluated for impairment is recognized on a cash basis after all past due and current principal payments have been made.

The following table presents the average recorded investment and interest income recognized on loans individually evaluated for impairment for the year ended December 31, 2011.

		Year ended December 31, 2011
(In thousands)	Recorded investment as of December 31, 2011	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$40,621	$23,518	$209
Commercial real estate	51,978	49,927	829
Construction real estate:
Vision commercial land and development	24,328	58,792	-
Remaining commercial	25,912	29,152	339
Residential real estate:
Commercial	44,276	52,640	214
Consumer	20	16	1

Total	$187,135	$214,045	$1,592

For the year ended December 31, 2010, the Corporation recognized a net reversal to interest income for $1.3 million, consisting of $948,000 in interest recognized at PNB and $2.2 million in interest reversed at Vision, on loans that were individually evaluated for impairment as of the end of the year. For the year ended December 31, 2009, the Corporation recognized a net reversal to interest income of $1.3 million, consisting of $1.8 million in interest recognized at PNB and $3.1 million in interest reversed at Vision.

The following table presents the aging of the recorded investment in past due loans as of December 31, 2011 and December 31, 2010 by class of loans.

	December 31, 2011
		Past due
		nonaccrual
		loans and loans
	Accruing loans	past due 90			Total
	past due 30-89	days or more			recorded
(In thousands)	days	and accruing	Total past due	Total current	investment

Commercial, financial and agricultural	$3,106	$11,308	$14,414	$732,504	$746,918
Commercial real estate	2,632	21,798	24,430	1,088,379	1,112,809
Construction real estate:
Vision commercial land and development	-	19,235	19,235	12,399	31,634
Remaining commercial	99	7,839	7,938	148,509	156,447
Mortgage	76	-	76	20,027	20,103
Installment	421	8	429	9,483	9,912
Residential real estate
Commercial	1,545	10,097	11,642	385,287	396,929
Mortgage	15,879	20,614	36,493	918,787	955,280
HELOC	1,015	436	1,451	227,173	228,624
Installment	1,549	1,136	2,685	48,905	51,590
Consumer	11,195	2,192	13,387	606,048	619,435
Leases	-	-	-	2,102	2,102
Total loans	$37,517	$94,663	$132,180	$4,199,603	$4,331,783

	December 31, 2010
		Past due
		nonaccrual
		loans and loans
	Accruing loans	past due 90			Total
	past due 30-89	days or more			recorded
(In thousands)	days	and accruing	Total past due	Total current	investment

Commercial, financial and agricultural	$2,247	$15,622	$17,869	$722,919	$740,788
Commercial real estate	9,521	53,269	62,790	1,168,630	1,231,420
Construction real estate:
Vision commercial land and development	2,406	65,130	67,536	104,080	171,616
Remaining commercial	141	19,687	19,828	176,487	196,315
Mortgage	479	148	627	25,794	26,421
Installment	235	399	634	12,547	13,181
Residential real estate
Commercial	3,281	26,845	30,126	436,180	466,306
Mortgage	17,460	24,422	41,882	867,555	909,437
HELOC	1,396	667	2,063	259,414	261,477
Installment	1,018	892	1,910	58,540	60,450
Consumer	11,204	2,465	13,669	656,447	670,116
Leases	5	-	5	2,658	2,663
Total loans	$49,393	$209,546	$258,939	$4,491,251	$4,750,190

Credit Quality Indicators

Management utilizes past due information as a credit quality indicator across the loan portfolio. The past due information is the primary credit quality indicator within the following classes of loans: (1) mortgage loans and installment loans in the construction real estate segment; (2) mortgage loans, HELOC and installment loans in the residential real estate segment; and (3) consumer loans. The primary credit indicator for commercial loans is based on an internal grading system that grades all commercial loans from 1 to 8. Credit grades are continuously monitored by the respective loan officer and adjustments are made when appropriate. A grade of 1 indicates little or no credit risk and a grade of 8 is considered a loss. Commercial loans with grades of 1 to 4 (pass-rated) are considered to be of acceptable credit risk. Commercial loans graded a 5 (special mention) are considered to be watch list credits and a higher loan loss reserve percentage is allocated to these loans. Loans classified as special mention have potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution's credit position at some future date. Commercial loans graded 6 (substandard), also considered watch list credits, are considered to represent higher credit risk and, as a result, a higher loan loss reserve percentage is allocated to these loans. Loans classified as substandard loans are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected. Commercial loans that are graded a 7 (doubtful) are shown as nonaccrual and Park generally charges these loans down to their fair value by taking a partial charge-off or recording a specific reserve. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. Any commercial loan graded an 8 (loss) is completely charged-off.

The tables below present the recorded investment by loan grade at December 31, 2011 and December 31, 2010 for all commercial loans:

	December 31, 2011
(In thousands)	5 Rated	6 Rated	Nonaccrual	Pass Rated	Recorded Investment
Commercial , financial and agricultural:	$11,785	$7,628	$40,645	$686,860	$746,918
Commercial real estate:	37,445	10,460	51,978	1,012,926	1,112,809
Construction real estate:
Vision commercial land and development	3,102	-	25,761	2,771	31,634
Remaining commercial	6,982	8,311	25,912	115,242	156,447
Residential real estate:
Commercial	17,120	3,785	44,276	331,748	396,929
Leases	-	-	-	2,102	2,102
Total Commercial Loans	$76,434	$30,184	$188,572	$2,151,649	$2,446,839

	December 31, 2010
(In thousands)	5 Rated	6 Rated	Nonaccrual	Pass Rated	Recorded Investment
Commercial , financial and agricultural:	$26,322	$11,447	$19,276	$683,743	$740,788
Commercial real estate:	57,394	26,992	57,941	1,089,093	1,231,420
Construction real estate:
Vision commercial land and development	10,220	7,941	87,424	66,031	171,616
Remaining commercial	14,021	39,062	27,080	116,152	196,315
Residential real estate:
Commercial	29,206	18,117	60,227	358,756	466,306
Leases	-	-	-	2,663	2,663
Total Commercial Loans	$137,163	$103,559	$251,948	$2,316,438	$2,809,108

Troubled Debt Restructuring (TDRs)

Management classifies loans as TDRs when a borrower is experiencing financial difficulties and Park has granted a concession. In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company's internal underwriting policy. Management's policy is to modify loans by extending the term or by granting a temporary or permanent contractual interest rate below the market rate, not by forgiving debt. Certain loans which were modified during the period ending December 31, 2011 did not meet the definition of a TDR as the modification was a delay in a payment that was considered to be insignificant. Management considers a forbearance period of up to three months or a delay in payment of up to 30 days to be insignificant. TDRs may be classified as accruing if the borrower has been current for a period of at least six months with respect to loan payments and management expects that the borrower will be able to continue to make payments in accordance with the terms of the restructured note. Management reviews all accruing TDRs quarterly to ensure payments continue to be made in accordance with the modified terms.

At December 31, 2011 and December 31, 2010, there were $100.4 million and $80.7 million, respectively, of TDRs included in nonaccrual loan totals. As of December 31, 2011, there were $28.7 million of TDRs included in accruing loan totals. None of the TDRs as of December 31, 2010 were accruing. Prior to management's adoption of ASU 2011-02, Park classified all TDRs as nonaccrual loans. With the adoption of ASU 2011-02, management determined it was appropriate to return certain TDRs to accrual status. Specifically, if the restructured note has been current for a period of at least six months and management expects the borrower will remain current throughout the renegotiated contract, the loan may be returned to accrual status. At December 31, 2011 and December 31, 2010, $79.9 million and $50.3 million of the nonaccrual TDRs were current. Management will continue to review the renegotiated loans and may determine it appropriate to move certain of the loans back to accrual status in the future. At December 31, 2011 and December 31, 2010, Park had commitments to lend $4.0 million and $434,000, respectively, of additional funds to borrowers whose terms had been modified in a TDR.

The specific reserve related to TDRs at December 31, 2011 and December 31, 2010 was $9.1 million and $9.4 million, respectively. Modifications made in 2011 were largely the result of renewals, extending the maturity date of the loan, at terms consistent with the original note. These modifications were deemed to be TDRs primarily due to Park's conclusion that the borrower would likely not have qualified for similar terms through another lender. Many of the modifications deemed to be TDRs were previously identified as impaired loans, and thus were evaluated for impairment under ASC 310. An immaterial amount of additional specific reserves were recorded during the period ending December 31, 2011 as a result of TDRs identified in the 2011 year.

The terms of certain other loans were modified during the period ended December 31, 2011 that did not meet the definition of a troubled debt restructuring. Modified substandard commercial loans which did not meet the definition of a TDR have a total recorded investment as of December 31, 2011 of $13.6 million. The modification of these loans involved either a modification of the terms of a loan to borrowers who were not experiencing financial difficulties or resulted in a delay in a payment that was considered to be insignificant. Modified consumer loans which did not meet the definition of a TDR have a total recorded investment as of December 31, 2011 of $19.6 million. Many of these loans were modified as a lower cost option than a full refinancing to borrowers who were not experiencing financial difficulties.

The following table details the number of contracts modified as TDRs during the 12 months ended December 31, 2011 as well as the period end recorded investment of these contracts. The recorded investment pre- and post-modification is generally the same, as historically Park has not forgiven debt.

	12 months ended December 31, 2011
(In thousands)	Number of Contracts	Recorded Investment
Commercial, financial and agricultural	56	$24,100
Commercial real estate	23	7,163
Construction real estate:
Vision commercial land and development	12	4,268
Remaining commercial	24	18,602
Mortgage	1	66
Installment	-	-
Residential real estate:
Commercial	30	29,595
Mortgage	37	5,925
HELOC	2	56
Installment	7	221
Consumer	1	18
Leases	-	-
Total loans	193	$90,014

The following table presents the recorded investment in financing receivables which were modified as troubled debt restructurings within the previous 12 months and for which there was a payment default during the 12 month period ended December 31, 2011. For this table, a loan is considered to be in default when it becomes 30 days contractually past due under modified terms. The additional allowance for loan loss resulting from the defaults on TDR loans was immaterial.

	12 months ended December 31, 2011
(In thousands)	Number of Contracts	Recorded Investment
Commercial, financial and agricultural	19	$3,878
Commercial real estate	5	2,353
Construction real estate:
Vision commercial land and development	5	3,406
Remaining commercial	4	1,277
Mortgage	1	66
Installment	----	---
Residential real estate:
Commercial	10	20,195
Mortgage	7	1,193
HELOC	1	50
Installment	2	44
Consumer	----	---
Leases	----	---
Total loans	54	$32,462

Management transfers a loan to other real estate owned at the time that Park takes title of the asset. At December 31, 2011 and 2010, Park had $42.3 million and $41.7 million, respectively, of other real estate owned.

Certain of the Corporation's executive officers, directors and related entities of directors are loan customers of the Corporation's two banking subsidiaries. As of December 31, 2011 and 2010, loans and lines of credit aggregating approximately $53.0 million and $53.6 million, respectively, were outstanding to such parties. During 2011, $4.9 million of new loans were made to these executive officers and directors and repayments totaled $5.5 million. New loans and repayments for 2010 were $2.1 million and $5.3 million, respectively.

Allowance For Loan Losses	12 Months Ended
Dec. 31, 2011
Allowance For Loan Losses [Abstract]
Allowance For Loan Losses

6. Allowance for Loan Losses

The allowance for loan losses is that amount management believes is adequate to absorb probable incurred credit losses in the loan portfolio based on management's evaluation of various factors including overall growth in the loan portfolio, an analysis of individual loans, prior and current loss experience, and current economic conditions. A provision for loan losses is charged to operations based on management's periodic evaluation of these and other pertinent factors as discussed within Note 1 of these Notes to Consolidated Financial Statements .

The activity in the allowance for loan losses for the 12 months ended December 31, 2011, December 31, 2010,. And December 31, 2009 is summarized in the following tables.

	Year ended December 31, 2011
	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
(In thousands)

Allowance for credit losses:
Beginning balance	$11,555	$24,369	$70,462	$30,259	$6,925	$5	$143,575
Transfer of loans at fair value	2	150	63	4	-	-	219
Transfer of allowance to held for sale (1)	1,184	4,327	1,998	5,450	141	-	13,100
Charge-offs	18,350	23,063	64,166	20,691	7,612	-	133,882
Recoveries	1,402	1,825	1,463	1,719	2,385	4	8,798
Net Charge-offs	16,948	21,238	62,703	18,972	5,227	(4)	125,084
Provision	23,529	16,885	8,735	9,859	4,273	(9)	63,272
Ending balance	$16,950	$15,539	$14,433	$15,692	$5,830	$-	$68,444

(1)	Transfer of allowance to held for sale was allocated on a pro-rata basis based on the outstanding balance of the loans held for sale.

(In thousands)	2010	2009
Average loans	$4,642,478	$4,594,436
Allowance for loan losses:
Beginning balance	$116,717	$100,088
Charge-offs:
Commercial, financial and agricultural	8,484	10,047
Commercial real estate	7,748	5,662
Construction real estate	23,308	21,956
Residential real estate	18,401	11,765
Consumer	8,373	9,583
Lease financing	-	9
Total charge-offs	66,314	59,022
Recoveries:
Commercial, financial and agricultural	1,237	1,010
Commercial real estate	850	771
Construction real estate	813	1,322
Residential real estate	1,429	1,723
Consumer	1,763	2,001
Lease financing	-	3
Total recoveries	6,092	6,830
Net charge-offs	60,222	52,192
Provision for loan losses	87,080	68,821
Ending balance	$143,575	$116,717
Ratio of net charge-offs to average loans	1.30%	1.14%
Ratio of allowance for loan losses to end of period loans	3.03%	2.52%

The composition of the allowance for loan losses at December 31, 2011 and December 31, 2010 was as follows:

	December 31, 2011
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total

Allowance for loan losses:
Ending allowance balance attributed to loans
Individually evaluated for impairment	$5,819	$4,431	$3,414	$2,271	$-	$-	$15,935
Collectively evaluated for impairment	11,131	11,108	11,019	13,421	5,830	-	52,509
Total ending allowance balance	$16,950	$15,539	$14,433	$15,692	$5,830	$-	$68,444

Loan Balance:
Loans individually evaluated for impairment	$40,621	$51,978	$50,240	$44,276	$20	$-	$187,135
Loans collectively evaluated for impairment	703,176	1,056,596	167,306	1,584,342	616,485	2,059	4,129,964
Total ending loan balance	$743,797	$1,108,574	$217,546	$1,628,618	$616,505	$2,059	$4,317,099

Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	14.33%	8.52%	6.80%	5.13%	-%	-%	8.52%
Loans collectively evaluated for impairment	1.58%	1.05%	6.59%	0.85%	0.95%	-%	1.27%
Total ending loan balance	2.28%	1.40%	6.63%	0.96%	0.95%	-%	1.59%

Recorded Investment:
Loans individually evaluated for impairment	$40,621	$51,978	$50,240	$44,276	$20	$-	$187,135
Loans collectively evaluated for impairment	706,297	1,060,831	167,856	1,588,147	619,415	2,102	4,144,648
Total ending loan balance	$746,918	$1,112,809	$218,096	$1,632,423	$619,435	$2,102	$4,331,783

	December 31, 2010
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total

Allowance for loan losses:
Ending allowance balance attributed to loans
Individually evaluated for impairment	$3,028	$12,652	$45,312	$5,912	$-	$-	$66,904
Collectively evaluated for impairment	8,527	11,717	25,150	24,347	6,925	5	76,671
Total ending allowance balance	$11,555	$24,369	$70,462	$30,259	$6,925	$5	$143,575

Loan Balance:
Loans individually evaluated for impairment	$19,205	$57,930	$113,571	$60,227	$-	$-	$250,933
Loans collectively evaluated for impairment	718,697	1,168,686	292,909	1,631,982	666,871	2,607	4,481,752
Total ending loan balance	$737,902	$1,226,616	$406,480	$1,692,209	$666,871	$2,607	$4,732,685

Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	15.77%	21.84%	39.90%	9.82%	-	-	26.66%
Loans collectively evaluated for impairment	1.19%	1.00%	8.59%	1.49%	1.04%	0.19%	1.71%
Total ending loan balance	1.57%	1.99%	17.33%	1.79%	1.04%	0.19%	3.03%

Recorded Investment:
Loans individually evaluated for impairment	$19,205	$57,930	$113,571	$60,227	$-	$-	$250,933
Loans collectively evaluated for impairment	721,583	1,173,490	293,962	1,637,443	670,116	2,663	4,499,257
Total ending loan balance	$740,788	$1,231,420	$407,533	$1,697,670	$670,116	$2,663	$4,750,190

Loans collectively evaluated for impairment above include all performing loans at December 31, 2011 and 2010, as well as nonperforming loans internally classified as consumer loans. Nonperforming consumer loans are not typically evaluated for impairment, but receive a portion of the statistical allocation of the allowance for loan losses. Loans individually evaluated for impairment above include all impaired loans internally classified as commercial loans at December 31, 2011 and 2010, which are evaluated for impairment in accordance with GAAP (see Note 1 of these Notes to Consolidated Financial Statements).

Premises And Equipment	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Premises And Equipment

7. Premises and Equipment

The major categories of premises and equipment and accumulated depreciation are summarized as follows:

December 31 (In thousands)	2011	2010
Land	$18,151	$23,827
Buildings	69,690	78,185
Equipment, furniture and fixtures	59,037	61,086
Leasehold improvements	4,283	6,031
Total	$151,161	$169,129
Less accumulated depreciation	(97,420)	(99,562)
Premises and Equipment, Net	$53,741	$69,567

Depreciation expense amounted to $7.6 million, $7.1 million and $7.5 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The Corporation leases certain premises and equipment accounted for as operating leases. The following is a schedule of the future minimum rental payments required for the next five years under such leases with initial terms in excess of one year:

(In thousands)
2012	$1,448
2013	1,104
2014	910
2015	714
2016	457
Thereafter	961
Total	$5,594

Included in the operating lease schedule above is $101,000 of future rental payments associated with Vision operating leases covering future rental payments through February 29, 2012. Operating lease payments subsequent to February 29, 2012 have not been considered as the branch offices of Vision are to be acquired by Centennial in the first quarter of 2012.

Rent expense for Park was $2.4 million, $2.6 million and $2.8 million, for the years ended December 31, 2011, 2010 and 2009, respectively. Rent expense for Vision Bank was $687,000, $732,000 and $775,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits

8. Deposits

At December 31, 2011 and 2010, noninterest bearing and interest bearing deposits were as follows:

December 31 (In thousands)	2011	2010
Noninterest bearing	$995,733	$937,719
Interest bearing	3,469,381	4,157,701
Total	$4,465,114	$5,095,420

At December 31, 2011, the maturities of time deposits were as follows:

(In thousands)
2012	$1,035,594
2013	236,549
2014	98,045
2015	66,353
2016	61,019
After 5 years	1,545
Total	$1,499,105

At December 31, 2011, Park had approximately $20.2 million of deposits received from executive officers, directors, and their related interests. Of the $20.2 million at December 31, 2011, Vision had approximately $3.2 million of deposits received from executive officers, directors, and their related interests, which are included within liabilities held for sale.

Maturities of time deposits over $100,000 as of December 31, 2011 were:

December 31 (In thousands)
3 months or less	$171,090
Over 3 months through 6 months	122,481
Over 6 months through 12 months	186,793
Over 12 months	158,581
Total	$638,945

Short-Term Borrowings	12 Months Ended
Dec. 31, 2011
Short-Term Borrowings [Abstract]
Short-Term Borrowings

9. Short-Term Borrowings

Short-term borrowings were as follows:

December 31 (In thousands)	2011	2010
Securities sold under agreements to repurchase and federal funds purchased	$240,594	$279,669
Federal Home Loan Bank advances	23,000	384,000
Total short-term borrowings	$263,594	$663,669

The outstanding balances for all short-term borrowings as of December 31, 2011 and 2010 and the weighted-average interest rates as of and paid during each of the years then ended were as follows:

(In thousands)	Repurchase agreements and Federal Funds Purchased	Federal Home Loan Bank Advances	Demand Notes Due U.S. Treasury and Other
2011:
Ending balance	$240,594	$23,000	$—
Highest month-end balance	265,412	232,000	—
Average daily balance	246,145	51,392	—
Weighted-average interest rate:
As of year-end	0.29%	0.40%	—
Paid during the year	0.30%	0.18%	—
2010:
Ending balance	$279,669	$384,000	$—
Highest month-end balance	295,467	384,000	—
Average daily balance	269,260	31,679	—
Weighted-average interest rate:
As of year-end	0.32%	0.19%	—
Paid during the year	0.39%	0.39%	—

At December 31, 2011 and 2010, Federal Home Loan Bank (FHLB) advances were collateralized by investment securities owned by the Corporation's subsidiary banks and by various loans pledged under a blanket agreement by the Corporation's subsidiary banks.

See Note 4 of these Notes to Consolidated Financial Statements for the amount of investment securities that are pledged. At December 31, 2011 and 2010, $2,231 million and $2,071 million, respectively, of commercial real estate and residential mortgage loans were pledged under a blanket agreement to the FHLB by Park's subsidiary banks.

Note 4 states that $669 million and $668 million of securities were pledged to secure repurchase agreements as of December 31, 2011 and 2010, respectively. Park's repurchase agreements in short-term borrowings consist of customer accounts and securities which are pledged on an individual security basis. Park's repurchase agreements with a third-party financial institution are classified in long-term debt. See Note 10 of these Notes to Consolidated Financial Statements.

Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt

10. Long-Term Debt

Long-term debt is listed below:

December 31,	2011		2010
(In thousands)	Outstanding Balance	Average Rate	Outstanding Balance	Average Rate
Total Federal Home Loan Bank advances by year of maturity:
2011	$-	-	$16,460	1.99%
2012	15,500	2.09%	15,500	2.09%
2013	75,500	1.11%	500	4.03%
2014	75,500	1.61%	500	4.23%
2015	51,000	2.00%	-	-
2016	1,000	2.05%	-	-
Thereafter	303,314	3.02%	302,342	3.02%
Total	$521,814	2.41%	$335,302	2.93%
Total broker repurchase agreements by year of maturity:
2016	$75,000	4.05%	$75,000	4.05%
Thereafter	225,000	4.03%	225,000	4.03%
Total	$300,000	4.04%	$300,000	4.04%
Other borrowings by year of maturity:
2011	$-	-	$63	7.97%
2012	69	7.97%	69	7.97%
2013	74	7.97%	74	7.97%
2014	81	7.97%	81	7.97%
2015	87	7.97%	87	7.97%
2016	94	7.97%	94	7.97%
Thereafter	963	7.97%	963	7.97%
Total	$1,368	7.97%	$1,431	7.97%
Total combined long-term debt by year of maturity:
2011	$-	-	$16,523	2.01%
2012	15,569	2.12%	15,569	2.12%
2013	75,574	1.11%	574	4.54%
2014	75,581	1.62%	581	4.75%
2015	51,087	2.01%	87	7.97%
2016	76,094	4.03%	75,094	4.05%
Thereafter	529,277	3.46%	528,305	3.46%
Total	$823,182	3.01%	$636,733	3.46%

Other borrowings consist of a capital lease obligation of $1.4 million, pertaining to an arrangement that was part of the acquisition of Vision on March 9, 2007 and its associated minimum lease payments. This capital lease is scheduled to be assumed by Centennial Bank, in connection with their acquisition of Vision's branches, in the first quarter of 2012.

Park had approximately $529.3 million of long-term debt at December 31, 2011 with a contractual maturity longer than five years. However, approximately $525 million of this debt is callable by the issuer in 2012.

At December 31, 2011 and 2010, Federal Home Loan Bank (FHLB) advances were collateralized by investment securities owned by the Corporation's subsidiary banks and by various loans pledged under a blanket agreement by the Corporation's subsidiary banks.

See Note 4 of these Notes to Consolidated Financial Statements for the amount of investment securities that are pledged. See Note 9 of these Notes to Consolidated Financial Statements for the amount of commercial real estate and residential mortgage loans that are pledged to the FHLB.

Subordinated Debentures/Notes	12 Months Ended
Dec. 31, 2011
Subordinated Debentures/Notes [Abstract]
Subordinated Debentures/Notes

11. Subordinated Debentures/Notes

As part of the acquisition of Vision on March 9, 2007, Park became the successor to Vision under (i) the Amended and Restated Trust Agreement of Vision Bancshares Trust I (the "Trust"), dated as of December 5, 2005, (ii) the Junior Subordinated Indenture, dated as of December 5, 2005, and (iii) the Guarantee Agreement, also dated as of December 5, 2005.

On December 1, 2005, Vision formed a wholly-owned Delaware statutory business trust, Vision Bancshares Trust I ("Trust I"), which issued $15.0 million of the Trust's floating rate preferred securities (the "Trust Preferred Securities") to institutional investors. These Trust Preferred Securities qualify as Tier I capital under Federal Reserve Board guidelines. All of the common securities of Trust I are owned by Park. The proceeds from the issuance of the common securities and the Trust Preferred Securities were used by Trust I to purchase $15.5 million of junior subordinated notes, which carry a floating rate based on a three-month LIBOR plus 148 basis points. The debentures represent the sole asset of Trust I. The Trust Preferred Securities accrue and pay distributions at a floating rate of three-month LIBOR plus 148 basis points per annum. The Trust Preferred Securities are mandatorily redeemable upon maturity of the notes in December 2035, or upon earlier redemption as provided in the notes. Park has the right to redeem the notes purchased by Trust I in whole or in part, on or after December 30, 2010. As specified in the indenture, if the notes are redeemed prior to maturity, the redemption price will be the principal amount, plus any unpaid accrued interest.

In accordance with GAAP, Trust I is not consolidated with Park's financial statements, but rather the subordinated notes are reflected as a liability.

On December 28, 2007, one of Park's wholly-owned subsidiary banks, The Park National Bank ("PNB"), entered into a Subordinated Debenture Purchase Agreement with USB Capital Funding Corp. Under the terms of the Purchase Agreement, USB Capital Funding Corp. purchased from PNB a Subordinated Debenture dated December 28, 2007, in the principal amount of $25 million, which matures on December 29, 2017. The Subordinated Debenture is intended to qualify as Tier 2 capital under the applicable regulations of the Office of the Comptroller of the Currency of the United States of America (the "OCC"). The Subordinated Debenture accrues and pays interest at a floating rate of three-month LIBOR plus 200 basis points. The Subordinated Debenture may not be prepaid in any amount prior to December 28, 2012; however, subsequent to that date, PNB may prepay, without penalty, all or a portion of the principal amount outstanding in a minimum amount of $5 million or any larger multiple of $5 million. The three-month LIBOR rate was 0.58% at December 31, 2011. On January 2, 2008, Park entered into an interest rate swap transaction, which was designated as a cash flow hedge against the variability of cash flows related to the Subordinated Debenture of $25 million (see Note 19 of these Notes to Consolidated Financial Statements).

On December 23, 2009, Park entered into a Note Purchase Agreement, dated December 23, 2009, with 38 purchasers (the "Purchasers"). Under the terms of the Note Purchase Agreement, the Purchasers purchased from Park an aggregate principal amount of $35.25 million of 10% Subordinated Notes due December 23, 2019 (the "Notes"). The Notes are intended to qualify as Tier 2 capital under applicable rules and regulations of the Federal Reserve Board. The Notes may not be prepaid in any amount prior to December 23, 2014; however, subsequent to that date, Park may prepay, without penalty, all or a portion of the principal amount outstanding. Of the $35.25 million in Notes, $14.05 million were purchased by related parties.

Stock Option Plan	12 Months Ended
Dec. 31, 2011
Stock Option Plan [Abstract]
Stock Option Plan

12. Stock Option Plan

The Park National Corporation 2005 Incentive Stock Option Plan (the "2005 Plan") was adopted by the Board of Directors of Park on January 18, 2005, and was approved by the shareholders at the Annual Meeting of Shareholders on April 18, 2005. Under the 2005 Plan, 1,500,000 common shares are authorized for delivery upon the exercise of incentive stock options. All of the common shares delivered upon the exercise of incentive stock options granted under the 2005 Plan are to be treasury shares. At December 31, 2011, 1,425,980 common shares were available for future grants under the 2005 Plan. Under the terms of the 2005 Plan, incentive stock options may be granted at a price not less than the fair market value at the date of the grant, and for an option term of up to five years. No additional incentive stock options may be granted under the 2005 Plan after January 17, 2015.

The fair value of each incentive stock option granted is estimated on the date of grant using a closed form option valuation (Black-Scholes) model. Expected volatilities are based on historical volatilities of Park's common stock. The Corporation uses historical data to estimate option exercise behavior. The expected term of incentive stock options granted is based on historical data and represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferable. The risk-free interest rate for the expected term of the incentive stock options is based on the U.S. Treasury yield curve in effect at the time of the grant.

The activity in the 2005 Plan is listed in the following table for 2011:

	Number	Weighted Average Exercise Price per Share
January 1, 2011	78,075	$74.96
Granted	—	—
Exercised	—	—
Forfeited/Expired	4,055	74.96
December 31, 2011	74,020	$74.96
Exercisable at year end		74,020
Weighted-average remaining contractual life		0.94years
Aggregate intrinsic value		$0

There were no options granted or exercised in 2011, 2010 or 2009. Additionally, no expense was recognized for 2011, 2010 or 2009.

Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans [Abstract]
Benefit Plans

13. Benefit Plans

The Corporation has a noncontributory Defined Benefit Pension Plan (the "Pension Plan") covering substantially all of the employees of the Corporation and its subsidiaries. The Pension Plan provides benefits based on an employee's years of service and compensation.

The Corporation's funding policy is to contribute annually an amount that can be deducted for federal income tax purposes using a different actuarial cost method and different assumptions from those used for financial reporting purposes. Management contributed $2 million in September 2010, which was deductible on the 2010 tax return and was reflected in deferred tax liabilities at December 31, 2010. In January 2011, management contributed $14 million, of which $12.4 million was deductible on the 2010 tax return and $1.6 million on the 2011 tax return. In January 2012, management contributed $15.9 million, of which $14.3 million was deductible on the 2011 tax return and $1.6 million on the 2012 tax return. The entire $14.3 million deductible on the 2011 tax return is reflected as part of the deferred taxes at December 31, 2011. See Note 14 of these Notes to Consolidated Financial Statements. Park does not expect to make any additional contributions to the Pension Plan in 2012.

Using an accrual measurement date of December 31, 2011 and 2010, plan assets and benefit obligation activity for the Pension Plan are listed below:

(In thousands)	2011	2010
Change in fair value of plan assets
Fair value at beginning of measurement period	$85,464	$75,815
Actual return on plan assets	1,813	11,296
Company contributions	14,000	2,000
Benefits paid	(4,696)	(3,647)
Fair value at end of measurement period	$96,581	$85,464

Change in benefit obligation
Projected benefit obligation at beginning of measurement period	$74,164	$60,342
Service cost	4,557	3,671
Interest cost	3,967	3,583
Actuarial loss	3,515	10,215
Benefits paid	(4,696)	(3,647)
Projected benefit obligation at the end of measurement period	$81,507	$74,164
Funded status at end of year (assets less benefit obligation)	$15,074	$11,300

The asset allocation for the Pension Plan as of the measurement date, by asset category, was as follows:

		Percentage of Plan Assets
Asset category	Target Allocation	2011	2010
Equity securities	50% - 100%	80%	86%
Fixed income and cash equivalents	remaining balance	20%	14%
Total		100%	100%

The investment policy, as established by the Retirement Plan Committee, is to invest assets according to the target allocation stated above. Assets will be reallocated periodically based on the investment strategy of the Retirement Plan Committee. The investment policy is reviewed periodically.

The expected long-term rate of return on plan assets was 7.75% in 2011 and 2010. This return was based on the expected return of each of the asset categories, weighted based on the median of the target allocation for each class.

The accumulated benefit obligation for the Pension Plan was $71.4 million and $63.5 million at December 31, 2011 and 2010, respectively.

On November 17, 2009, the Park Pension Plan completed the purchase of 115,800 common shares of Park for $7.0 million or $60.45 per share. At December 31, 2011 and 2010, the fair value of the 115,800 common shares held by the Pension Plan was $7.5 million, or $65.06 per share and $8.4 million, or $72.67 per share, respectively.

The weighted average assumptions used to determine benefit obligations at December 31, 2011 and December 31, 2010 were as follows:

	2011	2010
Discount rate	5.18%	5.50%
Rate of compensation increase	3.00%	3.00%

The estimated future pension benefit payments reflecting expected future service for the next ten years are shown below in thousands:

2012	$5,535
2013	4,999
2014	5,543
2015	6,259
2016	6,284
2017-2021	37,823
Total	$66,443

The following table shows ending balances of accumulated other comprehensive income (loss) at December 31, 2011 and 2010.

(In thousands)	2011	2010
Prior service cost	$(74)	$(93)
Net actuarial loss	(32,163)	(24,410)
Total	(32,237)	(24,503)
Deferred taxes	11,283	8,576
Accumulated other comprehensive loss	$(20,954)	$(15,927)

Using an actuarial measurement date of December 31 for 2011, 2010 and 2009, components of net periodic benefit cost and other amounts recognized in other comprehensive income (loss) were as follows:

(In thousands)	2011	2010	2009
Components of net periodic benefit cost and other amounts recognized in other comprehensive income (Loss)
Service cost	$(4,557)	$(3,671)	$(3,813)
Interest cost	(3,967)	(3,583)	(3,432)
Expected return on plan assets	7,543	5,867	4,487
Amortization of prior service cost	(19)	(22)	(34)
Recognized net actuarial loss	(1,411)	(1,079)	(2,041)
Net periodic benefit cost	$(2,411)	$(2,488)	$(4,833)
Change to net actuarial (loss)/gain for the period	$(9,164)	$(4,835)	$7,591
Amortization of prior service cost	19	22	34
Amortization of net loss	1,411	1,079	2,041
Total recognized in other comprehensive (loss)/income	(7,734)	(3,734)	9,666
Total recognized in net benefit cost and other comprehensive (loss)/income	$(10,145)	$(6,222)	$4,833

The estimated prior service costs for the Pension Plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is $20,000. The estimated net actuarial (loss) expected to be recognized in the next fiscal year is $(2.0) million.

The weighted average assumptions used to determine net periodic benefit cost for the years ended December 31, 2011 and 2010 are listed below:

	2011	2010
Discount Rate	5.50%	6.00%
Rate of compensation increase	3.00%	3.00%
Expected long-term return on plan assets	7.75%	7.75%

Management believes the 7.75% expected long-term rate of return is an appropriate assumption given historical performance of the S&P 500 Index, which management believes is a good indicator of future performance of Pension Plan assets.

The Pension Plan maintains cash in a Park National Bank savings account. The Pension Plan cash balance was $2.1 million at December 31, 2011.

GAAP defines fair value as the price that would be received by Park for an asset or paid by Park to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date, using the most advantageous market for the asset or liability. The fair values of equity securities, consisting of mutual fund investments and common stock held by the Pension Plan and the fixed income and cash equivalents, are determined by obtaining quoted prices on nationally recognized securities exchanges (Level 1 inputs). The market value of Pension Plan assets at December 31, 2011 was $96.6 million. At December 31, 2011, $83.2 million of equity investments in the Pension Plan were categorized as Level 1 inputs; $13.4 million of plan investments in corporate and U.S. Government sponsored entity bonds were categorized as Level 2 inputs, as fair value is based on quoted market prices of comparable instruments; and no investments were categorized as Level 3 inputs. The market value of Pension Plan assets was $85.5 million at December 31, 2010. At December 31, 2010, $73.5 million of investments in the Pension Plan were categorized as Level 1 inputs; $12.0 million were categorized as Level 2; and no investments were categorized as Level 3.

The Corporation has a voluntary salary deferral plan covering substantially all of the employees of the Corporation and its subsidiaries. Eligible employees may contribute a portion of their compensation subject to a maximum statutory limitation. The Corporation provides a matching contribution established annually by the Corporation. Contribution expense for the Corporation was $1.1 million, $1.0 million, and $1.5 million for 2011, 2010 and 2009, respectively.

The Corporation has a Supplemental Executive Retirement Plan (SERP) covering certain key officers of the Corporation and its subsidiaries with defined pension benefits in excess of limits imposed by federal tax law. At December 31, 2011 and 2010, the accrued benefit cost for the SERP totaled $7.2 million. The expense for the Corporation was $0.6 million for 2011 and $0.5 million for both 2010 and 2009.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

14. Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Corporation's deferred tax assets and liabilities are as follows:

December 31 (In thousands)	2011	2010
Deferred tax assets:
Allowance for loan losses	$23,956	$52,418
Accumulated other comprehensive loss – Interest rate swap	296	572
Accumulated other comprehensive loss – pension plan	11,283	8,576
Intangible assets	1,523	2,156
Deferred compensation	3,733	4,123
OREO devaluations	6,364	7,171
State net operating loss carryforwards	-	2,812
Other	5,220	4,988
Loans held for sale fair value adjustment	4,585	-
Tax credit carryforwards	1,269	-
Valuation allowance	-	(1,491)
Total deferred tax assets	$58,229	$81,325
Deferred tax liabilities:
Accumulated other comprehensive income – Unrealized gains on securities	$6,824	$8,142
Deferred investment income	10,199	10,199
Pension plan	21,567	16,835
Mortgage servicing rights	3,255	3,671
Purchase accounting adjustments	943	2,150
Other	2,006	2,176
Total deferred tax liabilities	$44,794	$43,173
Net deferred tax assets	$13,435	$38,152

Park performs an analysis to determine if a valuation allowance against deferred tax assets is required in accordance with GAAP. Vision Bank is subject to state income tax in Alabama and Florida. During 2011, Park recognized $6.10 million in state tax expense which was the charge necessary to write off the previously reported state operating loss carryforward asset and other state deferred tax assets at Vision Bank. Prior to the execution of the Purchase Agreement with Centennial, management of Park believed that a merger of Vision Bank into The Park National Bank (the national bank subsidiary of Park) would enable Park to fully utilize the state net operating loss carryforward asset recorded at Vision Bank. The structure of the transactions contemplated by the Purchase Agreement will not allow either the buyer or the seller to benefit from the previously recorded net operating loss carryforward asset at Vision bank to offset future taxable income; therefore, this asset was written off by Vision Bank at December 31, 2011. In 2010, a state tax benefit of $1.16 million was recorded by Vision Bank, consisting of a gross benefit of $3.45 million and a valuation allowance of $2.29 million. In the schedule of deferred taxes, the valuation allowance is shown net of the federal tax benefit of $803,000.

Management has determined that it is not required to establish a valuation allowance against remaining deferred tax assets in accordance with GAAP since it is more likely than not that the deferred tax assets will be fully utilized in future periods.

The components of the provision for federal and state income taxes are shown below:

December 31, (In thousands)	2011	2010	2009
Currently payable
Federal	$5,949	$26,130	$32,148
State	-	109	(273)

Deferred
Federal	22,378	(8,333)	(6,745)
State	8,382	(3,564)	(2,187)

Valuation allowance
Federal	-	-	-
State	(2,294)	2,294	-
Total	$34,415	$16,636	$22,943

The following is a reconciliation of income tax expense to the amount computed at the statutory rate of 35% for the years ended December 31, 2011, 2010 and 2009.

December 31	2011	2010	2009

Statutory federal corporate tax rate	35.0%	35.0%	35.0%
Changes in rates resulting from:
Tax exempt interest income, net of disallowed interest	(1.0)%	(1.7)%	(1.3)%
Bank owned life insurance	(1.5)%	(2.3)%	(1.8)%
Tax credits (low income housing)	(5.2)%	(6.7)%	(4.8)%
State income tax expense, net of federal benefit	4.7%	(3.0)%	(1.6)%
Valuation allowance, net of federal benefit	(1.3)%	2.0%	-
Other	(1.2)%	(1.0)%	(1.9)%
Effective tax rate	29.5%	22.3%	23.6%

Park and its Ohio-based subsidiaries do not pay state income tax to the state of Ohio, but pay a franchise tax based on their year-end equity. The franchise tax expense is included in the state tax expense and is shown in "state taxes" on Park's Consolidated Statements of Income. Vision Bank is subject to state income tax, in the states of Alabama and Florida. State income tax expense/(benefit) for Vision Bank is included in "income taxes" on Park's Consolidated Statements of Income. Vision Bank's 2011 state income tax expense was $6.10 million.

Unrecognized Tax Benefits

The following is a reconciliation of the beginning and ending amount of unrecognized tax benefits.

(In thousands)	2011	2010	2009
January 1 Balance	$477	$595	$783
Additions based on tax positions related to the current year	70	69	64
Additions for tax positions of prior years	1	7	----
Reductions for tax positions of prior years	(3)	(131)	(189)
Reductions due to statute of limitations	(60)	(63)	(63)
December 31 Balance	$485	$477	$595

The amount of unrecognized tax benefits that, if recognized, would favorably affect the effective income tax rate in the future periods at December 31, 2011, 2010 and 2009 was $378,000, $370,000 and $504,000, respectively. Park does not expect the total amount of unrecognized tax benefits to significantly increase or decrease during the next year.

The (income)/expense related to interest and penalties recorded in the Consolidated Statements of Income for the years ended December 31, 2011, 2010 and 2009 was $2,500, $(10,500) and $(18,000), respectively. The amount accrued for interest and penalties at December 31, 2011, 2010 and 2009 was $63,000, $60,500 and $71,000, respectively.

Park and its subsidiaries are subject to U.S. federal income tax. Some of Park's subsidiaries are subject to state income tax in the following states: Alabama, Florida, California and Kentucky. Park is no longer subject to examination by federal or state taxing authorities for the tax year 2007 and the years prior.

The 2007 and 2008 federal income tax returns of Park National Corporation were recently under examination by the Internal Revenue Service. Additionally, the 2009 state of Ohio franchise tax return was recently under examination. The IRS examination closed in the first quarter of 2012 with no adjustments. The Ohio examination closed in 2011 with no material adjustments.

Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss)

15. Other Comprehensive Income (Loss)

Other comprehensive income (loss) components and related taxes are shown in the following table for the years ended December 31, 2011, 2010 and 2009.

Year ended December 31, (In thousands)	Before-Tax Amount	Tax Effect	Net-of-Tax Amount
2011:
Unrealized gains on available-for-sale securities	$25,063	$8,772	$16,291
Reclassification adjustment for gains realized in net income	(28,829)	(10,090)	(18,739)
Unrealized net holding gain on cash flow hedge	788	276	512
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(7,734)	(2,707)	(5,027)
Other comprehensive loss	$(10,712)	$(3,749)	$(6,963)
2010:
Unrealized losses on available-for-sale securities	$(11,218)	$(3,926)	$(7,292)
Reclassification adjustment for gains realized in net income	(11,864)	(4,152)	(7,712)
Unrealized net holding loss on cash flow hedge	(151)	(53)	(98)
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(3,734)	(1,307)	(2,427)
Other comprehensive loss	$(26,967)	$(9,438)	$(17,529)
2009:
Unrealized gains on available-for-sale securities	$5,012	$1,754	$3,258
Reclassification adjustment for gains realized in net income	(7,340)	(2,569)	(4,771)
Unrealized net holding gain on cash flow hedge	454	159	295
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	9,666	3,383	6,283
Other comprehensive income	$7,792	$2,727	$5,065

The ending balance of each component of accumulated other comprehensive income (loss) was as follows as of December 31:

(In thousands)	2011	2010
Pension benefit adjustments	$(20,954)	$(15,927)
Unrealized net holding loss on cash flow hedge	(550)	(1,062)
Unrealized net holding gains on AFS securities	12,673	15,121
Total accumulated other comprehensive income (loss)	$(8,831)	$(1,868)

Earnings Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Common Share [Abstract]
Earnings Per Common Share

16. Earnings Per Common Share

GAAP requires the reporting of basic and diluted earnings per common share. Basic earnings per common share excludes any dilutive effects of options, warrants and convertible securities.

The following table sets forth the computation of basic and diluted earnings per common share:

Year ended December 31 (In thousands, except per share data)	2011	2010	2009
Numerator:
Net income available to common shareholders	$76,284	$52,294	$68,430
Denominator:
Basic earnings per common share:
Weighted-average shares	15,400,155	15,152,692	14,206,335
Effect of dilutive securities – stock options and warrants	1,291	3,043	-
Diluted earnings per common share:
Adjusted weighted-average shares and assumed conversions	15,401,446	15,155,735	14,206,335
Earnings per common share:
Basic earnings per common share	$4.95	$3.45	$4.82
Diluted earnings per common share	$4.95	$3.45	$4.82

As of December 31, 2011 and 2010, options to purchase 74,020 and 78,075 common shares, respectively, were outstanding under Park's 2005 Plan. A warrant to purchase 227,376 common shares was outstanding at both December 31, 2011 and 2010 as a result of Park's participation in the CPP. In addition, warrants to purchase an aggregate of 71,984 common shares were outstanding at December 31, 2010 as a result of the issuance of common stock and warrants which closed on December 10, 2010 (the "December 2010 Warrants"). The December 2010 Warrants expired in 2011, with no warrants being exercised.

The common shares represented by the options and the warrants for the twelve months ended December 31, 2011 and 2010, totaling a weighted average of 126,292 and 382,445, respectively, were not included in the computation of diluted earnings per common share because the respective exercise prices exceeded the market value of the underlying common shares such that their inclusion would have had an anti-dilutive effect. The warrant to purchase 227,376 common shares issued under the CPP was not included in the twelve month weighted average of 126,292 for 2011 or 382,445 for 2010, as the dilutive effect of this warrant was 1,291 and 3,043 shares of common stock for the twelve month periods ended December 31, 2011 and December 31, 2010, respectively. The exercise price of the CPP warrant to purchase 227,376 common shares is $65.97.

Dividend Restrictions	12 Months Ended
Dec. 31, 2011
Dividend Restrictions [Abstract]
Dividend Restrictions

17. Dividend Restrictions

Bank regulators limit the amount of dividends a subsidiary bank can declare in any calendar year without obtaining prior approval. At December 31, 2011, approximately $51.3 million of the total stockholders' equity of PNB was available for the payment of dividends to the Corporation, without approval by the applicable regulatory authorities. Vision Bank is currently not permitted to pay dividends to the Corporation.

Financial Instruments With Off-Balance Sheet Risk And Financial Instruments With Concentrations Of Credit Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments With Off-Balance Sheet Risk And Financial Instruments With Concentrations Of Credit Risk [Abstract]
Financial Instruments With Off-Balance Sheet Risk And Financial Instruments With Concentrations Of Credit Risk

18. Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentrations of Credit Risk

The Corporation is party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include loan commitments and standby letters of credit. The instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated financial statements.

The Corporation's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for loan commitments and standby letters of credit is represented by the contractual amount of those instruments. The Corporation uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments. Since many of the loan commitments may expire without being drawn upon, the total commitment amount does not necessarily represent future cash requirements. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan commitments to customers.

The total amounts of off-balance sheet financial instruments with credit risk were as follows:

December 31 (In thousands)	2011	2010
Loan commitments	$809,140	$716,598
Standby letters of credit	18,772	24,462

The loan commitments are generally for variable rates of interest.

The Corporation grants retail, commercial and commercial real estate loans to customers primarily located in Ohio, Baldwin County, Alabama and the panhandle of Florida. The Corporation evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Corporation upon extension of credit, is based on management's credit evaluation of the customer. Collateral held varies but may include accounts receivable, inventory, property, plant and equipment, and income-producing commercial properties.

Although the Corporation has a diversified loan portfolio, a substantial portion of the borrowers' ability to honor their contracts is dependent upon the economic conditions in each borrower's geographic location and industry.

Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative Instruments

19. Derivative Instruments

FASB ASC 815, Derivatives and Hedging, establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. As required by GAAP, the Company records all derivatives on the Consolidated Balance Sheets at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivatives and the resulting designation. Derivatives used to hedge the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives used to hedge the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges.

For derivatives designated as cash flow hedges, the effective portion of changes in the fair value of the derivatives is initially reported in other comprehensive income (outside of earnings) and subsequently reclassified into earnings when the hedged transaction affects earnings, with any ineffective portion of changes in the fair value of the derivative recognized directly in earnings. The Company assesses the effectiveness of each hedging relationship by comparing the changes in cash flows of the derivative hedging instrument with the changes in cash flows of the designated hedged item or transaction.

During the first quarter of 2008, the Company executed an interest rate swap to hedge a $25 million floating-rate subordinated note that was entered into by PNB during the fourth quarter of 2007. The Company's objective in using this derivative is to add stability to interest expense and to manage its exposure to interest rate risk. Our interest rate swap involves the receipt of variable-rate amounts in exchange for fixed-rate payments over the life of the agreement without exchange of the underlying principal amount, and has been designated as a cash flow hedge.

At December 31, 2011 and 2010, the interest rate swap's fair value of $(0.8) million and $(1.6) million, respectively, was included in other liabilities. No hedge ineffectiveness on the cash flow hedge was recognized during the twelve months ended December 31, 2011 or 2010. At December 31, 2011, the variable rate on the $25 million subordinated note was 2.58% (3-month LIBOR plus 200 basis points) and Park was paying 6.01% (4.01% fixed rate on the interest rate swap plus 200 basis points).

For the twelve months ended December 31, 2011 and 2010, the change in the fair value of the interest rate swap reported in other comprehensive income was a gain of $512,000 (net of taxes of $276,000) and a loss of $98,000 (net of taxes of $53,000), respectively. Amounts reported in accumulated other comprehensive income related to the interest rate swap will be reclassified to interest expense as interest payments are made on the Company's variable-rate debt.

As of December 31, 2011 and 2010, no derivatives were designated as fair value hedges or hedges of net investments in foreign operations. Additionally, the Company does not use derivatives for trading or speculative purposes.

As of December 31, 2011 and December 31, 2010, Park had mortgage loan interest rate lock commitments (IRLCs) outstanding of approximately $17.2 million and $14.5 million, respectively. Park has specific forward contracts to sell each of these loans to a third party investor. These loan commitments represent derivative instruments, which are required to be carried at fair value. The derivative instruments used are not designed as hedges under GAAP. The fair value of the derivative instruments was approximately $251,000 at December 31, 2011 and $166,000 at December 31, 2010. The fair value of the derivative instruments is included within loans held for sale and the corresponding income is included within non-yield loan fee income. Gains and losses resulting from expected sales of mortgage loans are recognized when the respective loan contract is entered into between the borrower, Park, and the third party investor. The fair value of Park's mortgage IRLCs is based on current secondary market pricing.

In connection with the sale of Park's Class B Visa shares during the 2009 year, Park entered into a swap agreement with the purchaser of the shares. The swap agreement adjusts for dilution in the conversion ratio of Class B Visa shares resulting from certain Visa litigation. At December 31, 2011 and December 31, 2010, the fair value of the swap liability of $700,000 and $60,000, respectively, is an estimate of the exposure based upon probability-weighted potential Visa litigation losses.

Loan Servicing	12 Months Ended
Dec. 31, 2011
Loan Servicing [Abstract]
Loan Servicing

20. Loan Servicing

Park serviced sold mortgage loans of $1,349 million at December 31, 2011 compared to $1,471 million at December 31, 2010, and $1,518 million at December 31, 2009. At December 31, 2011, $25 million of the sold mortgage loans were sold with recourse compared to $36 million at December 31, 2010. Management closely monitors the delinquency rates on the mortgage loans sold with recourse. At December 31, 2011, management determined that no liability was deemed necessary for these loans.

Park capitalized $1.7 million in mortgage servicing rights in 2011, $3.1 million in 2010 and $5.5 million in 2009. Park's amortization of mortgage servicing rights was $2.6 million in 2011, $3.2 million in 2010 and $4.0 million in 2009. The amortization of mortgage loan servicing rights is included within "Other service income". Generally, mortgage servicing rights are capitalized and amortized on an individual sold loan basis. When a sold mortgage loan is paid off, the related mortgage servicing rights are fully amortized.

Activity for mortgage servicing rights and the related valuation allowance follows:

December 31 (In thousands)	2011	2010
Mortgage servicing rights:
Carrying amount, net, beginning of year	$10,488	$10,780
Additions	1,659	3,062
Amortization	(2,573)	(3,180)
Change in valuation allowance	(273)	(174)
Carrying amount, net, end of year	$9,301	$10,488
Valuation allowance:
Beginning of year	$748	$574
Additions expensed	273	174
End of year	$1,021	$748

Fair Values	12 Months Ended
Dec. 31, 2011
Fair Values [Abstract]
Fair Values

21. Fair Values

The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three levels of inputs that Park uses to measure fair value are as follows:

▪	Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that Park has the ability to access as of the measurement date.
▪	Level 2: Level 1 inputs for assets or liabilities that are not actively traded. Also consists of an observable market price for a similar asset or liability. This includes the use of "matrix pricing" used to value debt securities absent the exclusive use of quoted prices.
▪	Level 3: Consists of unobservable inputs that are used to measure fair value when observable market inputs are not available. This could include the use of internally developed models, financial forecasting and similar inputs.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability between market participants at the balance sheet date. When possible, the Company looks to active and observable markets to price identical assets or liabilities. When identical assets and liabilities are not traded in active markets, the Company looks to observable market data for similar assets and liabilities. However, certain assets and liabilities are not traded in observable markets and Park must use other valuation methods to develop a fair value. The fair value of impaired loans is based on the fair value of the underlying collateral, which is estimated through third party appraisals or internal estimates of collateral values.

Assets and Liabilities Measured on a Recurring Basis:

The following table presents financial assets and liabilities measured on a recurring basis:

Fair Value Measurements at December 31, 2011 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2011
Assets
Investment Securities
Obligations of U.S. Treasury and Other U.S. Government Sponsored Entities	$-	$371,657	$-	$371,657
Obligations of States and Political Subdivisions	-	2,660	-	2,660
U.S. Government Sponsored Entities' Asset-Backed Securities	-	444,295	-	444,295
Equity Securities	1,270	-	763	2,033
Mortgage Loans Held for Sale	-	11,535	-	11,535
Mortgage IRLCs	-	251	-	251

Liabilities
Interest Rate Swap	$-	$846	$-	$846
Fair value swap	-	-	700	700

Fair Value Measurements at December 31, 2010 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2010
Assets
Investment Securities
Obligations of U.S. Treasury and Other U.S. Government Sponsored Entities	$-	$273,313	$-	$273,313
Obligations of States and Political Subdivisions	-	8,446	2,598	11,044
U.S. Government Sponsored Entities' Asset-Backed Securities	-	1,011,412	-	1,011,412
Equity Securities	1,008	-	745	1,753
Mortgage Loans Held for Sale	-	8,340	-	8,340
Mortgage IRLCs	-	166	-	166

Liabilities
Interest Rate Swap	$-	$1,634	$-	$1,634
Fair value swap	-	-	60	60

The following methods and assumptions were used by the Corporation in determining fair value of the financial assets and liabilities discussed above:

Investment securities: Fair values for investment securities are based on quoted market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments. The Fair Value Measurements tables exclude Park's Federal Home Loan Bank stock and Federal Reserve Bank stock. These assets are carried at their respective redemption values, as it is not practicable to calculate their fair values. For securities where quoted prices or market prices of similar securities are not available, which include municipal securities, fair values are calculated using discounted cash flows.

Interest rate swap: The fair value of the interest rate swap represents the estimated amount Park would pay or receive to terminate the agreement, considering current interest rates and the current creditworthiness of the counterparty.

Fair Value Swap: The fair value of the swap agreement entered into with the purchaser of the Visa Class B shares represents an internally developed estimate of the exposure based upon probability-weighted potential Visa litigation losses.

Interest Rate Lock Commitments (IRLCs): IRLCs are based on current secondary market pricing and are classified as Level 2.

Mortgage Loans Held for Sale: Mortgage loans held for sale are carried at their fair value. Mortgage loans held for sale are estimated using security prices for similar product types and, therefore, are classified in Level 2.

The table below is a reconciliation of the beginning and ending balances of the Level 3 inputs for the years ended December 31, 2011 and 2010, for financial instruments measured on a recurring basis and classified as Level 3:

Level 3 Fair Value Measurements
(In thousands)	Obligations of States and Political Subdivisions	Equity Securities	Fair Value Swap
Balance, at December 31, 2010	$2,598	$745	$(60)
Total Gains/(Losses)
Included in earnings - realized	-	-	-
Included in earnings - unrealized	(128)	-	-
Included in other comprehensive income	-	18	-
Purchases, sales, issuances and settlements, other, net	(2,470)	-	-
Re-evaluation of fair value swap	-	-	(640)
Balance December 31, 2011	$-	$763	$(700)

Balance, at December 31, 2009	$2,751	$-	$(500)
Total Gains/(Losses)
Included in earnings - realized	-	-	-
Included in earnings - unrealized	-	-	-
Included in other comprehensive income	(43)	-	-
Purchases, sales, issuances and settlements, other, net	(110)	-	-
Settlements	-	-	440
Transfers in and/or out of Level 3	-	745	-
Balance December 31, 2010	$2,598	$745	$(60)

The fair value for several equity securities with a fair value of $745,000 as of December 31, 2010 was transferred out of Level 1 and into Level 3 because of a lack of observable market data for these investments. The Company's policy is to recognize transfers as of the end of the reporting period. As a result, the fair value for these equity securities was transferred on December 31, 2010.

Assets and Liabilities Measured on a Nonrecurring Basis:

The following table presents financial assets and liabilities measured at fair value on a nonrecurring basis:

Fair Value Measurements at December 31, 2011 Using:
(In thousands)	(Level 1)	(Level 2)	(Level 3)	Balance at December 31, 2011
Impaired Loans:
Commercial, financial and Agricultural	$-	$-	$19,931	$19,931
Commercial real estate	-	-	24,859	24,859
Construction real estate:
Vision commercial land and development	-	-	21,228	21,228
Remaining commercial	-	-	8,860	8,860
Residential real estate	-	-	12,935	12,935
Total impaired loans	$-	$-	$87,813	$87,813
Mortgage Servicing Rights	-	5,815	-	5,815
Other Real Estate Owned	-	-	42,272	42,272

Fair Value Measurements at December 31, 2010 Using:
(In thousands)	(Level 1)	(Level 2)	(Level 3)	Balance at December 31, 2010
Impaired Loans:
Commercial, financial and agricultural	$-	$-	$8,276	$8,276
Commercial real estate	-	-	32,229	32,229
Construction real estate:
Vision commercial land and development	-	-	42,274	42,274
Remaining commercial	-	-	10,465	10,465
Residential real estate	-	-	16,399	16,399
Total impaired loans	$-	$-	$109,643	$109,643
Mortgage Servicing Rights	-	3,813	-	3,813
Other Real Estate Owned	-	-	41,709	41,709

Impaired loans, which are usually measured for impairment using the fair value of collateral had a book value of $187.1 million at December 31, 2011, after partial charge-offs of $103.8 million. In addition, these loans had a specific valuation allowance of $15.9 million. Of the $187.1 million impaired loan portfolio, loans with a book value of $103.7 million were carried at their fair value of $87.8 million, as a result of the aforementioned charge-offs and specific valuation allowance. The remaining $83.4 million of impaired loans were carried at cost, as the fair value of the underlying collateral or present value of expected future cash flows on these loans exceeded the book value for each individual credit. At December 31, 2010, impaired loans had a book value of $250.9 million. Of these, loans with a book value of $176.5 million were carried at their fair value of $109.6 million, as a result of partial charge-offs of $53.6 million and a specific valuation allowance of $66.9 million. The remaining $74.4 million of impaired loans at December 31, 2010 were carried at cost.

Mortgage servicing rights (MSRs), which are carried at the lower of cost or fair value, were recorded at $9.3 million at December 31, 2011. Of the $9.3 million MSR carrying balance at December 31, 2011, $5.8 million was recorded at fair value and included a valuation allowance of $1.0 million. The remaining $3.5 million was recorded at cost, as the fair value exceeded the cost at December 31, 2011. MSRs do not trade in active, open markets with readily observable prices. For example, sales of MSRs do occur, but precise terms and conditions typically are not readily available. As such, management, with the assistance of a third party specialist, determined fair value based on the discounted value of the future cash flows estimated to be received. Significant inputs include the discount rate and assumed prepayment speeds utilized. The calculated fair value was then compared to market vales where possible to ascertain the reasonableness of the valuation in relation to current market expectations for similar products. Accordingly, MSRs are classified in Level 2. At December 31, 2010, of the $10.5 million MSR carrying balance, $3.8 million were recorded at fair value and included a valuation allowance of $748,000.

Other real estate owned (OREO) is recorded at fair value based on property appraisals, less estimated selling costs, at the date of transfer. The carrying value of OREO is not re-measured to fair value on a recurring basis, but is subject to fair value adjustments when the carrying value exceeds the fair value, less estimated selling costs. At December 31, 2011 and 2010, the estimated fair value of OREO, less estimated selling costs amounted to $42.3 million and $41.7 million, respectively. The financial impact of OREO valuation adjustments for the year ended December 31, 2011 was $8.2 million.

The following methods and assumptions were used by the Corporation in estimating its fair value disclosures for assets and liabilities not discussed above:

Cash and money market instruments: The carrying amounts reported in the Consolidated Balance Sheets for cash and short-term instruments approximate those assets' fair values.

Loans receivable: For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values. The fair values for certain mortgage loans (e.g., one-to-four family residential) are based on quoted market prices of similar loans sold in conjunction with securitization transactions, adjusted for differences in loan characteristics. The fair values for other loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality.

Off-balance sheet instruments: Fair values for the Corporation's loan commitments and standby letters of credit are based on the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties' credit standing. The carrying amount and fair value were not material.

Deposit liabilities: The fair values disclosed for demand deposits (e.g., interest and non-interest checking, savings, and money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). The carrying amounts for variable-rate, fixed-term certificates of deposit approximate their fair values at the reporting date. Fair values for fixed rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities of time deposits.

Short-term borrowings: The carrying amounts of federal funds purchased, borrowings under repurchase agreements and other short-term borrowings approximate their fair values.

Long-term debt: Fair values for long-term debt are estimated using a discounted cash flow calculation that applies interest rates currently being offered on long-term debt to a schedule of monthly maturities.

Subordinated debentures/notes: Fair values for subordinated debentures and notes are estimated using a discounted cash flow calculation that applies interest rate spreads currently being offered on similar debt structures to a schedule of monthly maturities.

The fair value of financial instruments at December 31, 2011 and December 31, 2010, was as follows:

(In thousands)	December 31, 2011		December 31, 2010
Financial Assets:	Carrying Value	Fair Value	Carrying Value	Fair Value
Cash and Money Market Instruments	$157,486	$157,486	$133,780	$133,780
Investment Securities	1,640,869	1,655,219	1,971,092	1,983,636
Accrued Interest Receivable	19,697	19,697	24,137	24,137
Mortgage Loans Held for Sale	11,535	11,535	8,340	8,340
Impaired Loans Carried at Fair Value	87,813	87,813	109,643	109,643
Other Loans	4,149,307	4,167,224	4,471,127	4,490,855
Loans Receivable, Net	$4,248,655	$4,266,572	$4,589,110	$4,608,838
Assets held for sale	$382,462	$382,462	$-	$-
Financial Liabilities:
Noninterest Bearing Checking	995,733	995,733	$937,719	$937,719
Interest Bearing Transactions Accounts	1,037,385	1,037,385	1,283,159	1,283,159
Savings	931,526	931,526	899,288	899,288
Time Deposits	1,499,105	1,506,075	1,973,903	1,990,163
Other	1,365	1,365	1,351	1,351
Total Deposits	$4,465,114	$4,472,084	$5,095,420	$5,111,680
Short-Term Borrowings	$263,594	$263,594	$663,669	$663,669
Long-Term Debt	823,182	915,274	636,733	699,080
Subordinated Debentures/Notes	75,250	68,601	75,250	63,099
Accrued Interest Payable	4,916	4,916	6,123	6,123
Liabilities held for sale	536,186	536,991	-	-
Derivative Financial Instruments:
Interest Rate Swap	$846	$846	$1,634	$1,634
Fair value swap	700	700	60	60

Capital Ratios	12 Months Ended
Dec. 31, 2011
Capital Ratios [Abstract]
Capital Ratios

22. Capital Ratios

At December 31, 2011 and 2010, the Corporation and each of its two separately chartered banks had Tier 1, total risk-based capital and leverage ratios which were well above both the required minimum levels of 4.00%, 8.00% and 4.00%, respectively, and the well-capitalized levels of 6.00%, 10.00% and 5.00%, respectively.

The following table indicates the capital ratios for Park and each subsidiary at December 31, 2011 and December 31, 2010.

	2011			2010
	Tier 1 Risk-Based	Total Risk-Based	Leverage	Tier 1 Risk-Based	Total Risk-Based	Leverage
Park National Bank	9.52%	11.46%	6.58%	9.43%	11.38%	6.68%
Vision Bank	23.42%	24.72%	15.89%	11.75%	13.12%	9.12%
Park	14.15%	16.65%	9.81%	13.24%	15.71%	9.54%

Failure to meet the minimum requirements above could cause the Federal Reserve Board to take action. Park's bank subsidiaries are also subject to these capital requirements by their primary regulators. As of December 31, 2011 and 2010, Park and its banking subsidiaries were well-capitalized and met all capital requirements to which each was subject. There are no conditions or events since the most recent regulatory report filings, by PNB or Vision Bank ("VB") that management believes have changed the risk categories for either of the two banks.

The following table reflects various measures of capital for Park and each of PNB and VB

			To Be Adequately Capitalized		To Be Well Capitalized
(In thousands)	Actual Amount	Ratio	Amount	Ratio	Amount	Ratio
At December 31, 2011
Total Risk-Based Capital (to risk-weighted assets)
PNB	$498,367	11.46%	$347,972	8.00%	$434,965	10.00%
VB (1)	115,637	24.72%	37,427	8.00%	46,784	10.00%
Park	812,286	16.65%	390,270	8.00%	487,837	10.00%
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$413,870	9.52%	$173,986	4.00%	$260,979	6.00%
VB	109,566	23.42%	18,714	4.00%	28,071	6.00%
Park	690,419	14.15%	195,135	4.00%	292,702	6.00%
Leverage Ratio (to average total assets)
PNB	$413,870	6.58%	$251,691	4.00%	$314,614	5.00%
VB (1)	109,566	15.89%	27,588	4.00%	34,485	5.00%
Park	690,419	9.81%	281,506	4.00%	351,882	5.00%

At December 31, 2010
Total Risk-Based Capital (to risk-weighted assets)
PNB	$495,668	11.38%	$348,452	8.00%	$435,565	10.00%
VB (Restated) (1)(2)	80,305	13.12%	48,966	8.00%	61,208	10.00%
Park (Restated)	786,214	15.71%	400,307	8.00%	500,384	10.00%
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$410,879	9.43%	$174,226	4.00%	$261,339	6.00%
VB (Restated)	71,897	11.75%	24,483	4.00%	36,725	6.00%
Park (Restated)	662,390	13.24%	200,154	4.00%	300,230	6.00%
Leverage Ratio (to average total assets)
PNB	$410,879	6.68%	$246,084	4.00%	$307,605	5.00%
VB (Restated) (1)(2)	71,897	9.12%	31,520	4.00%	39,400	5.00%
Park (Restated)	662,390	9.54%	277,817	4.00%	347,271	5.00%

(1)	Park management had agreed to maintain Vision Bank's total risk-based capital at 16.00% and the leverage ratio at 12.00%.
(2)	As a result of the financial statement restatement for the year ended December 31, 2010, Vision Bank's December 31, 2010 total risk-based capital ratio declined from 19.55% to 13.12% and its leverage ratio declined from 14.05% to 9.12%.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

23. Segment Information

The Corporation is a multi-bank holding company headquartered in Newark, Ohio. The operating segments for the Corporation are its two chartered bank subsidiaries, The Park National Bank (headquartered in Newark, Ohio) and Vision Bank (headquartered in Panama City, Florida). Guardian Financial Services Company is a consumer finance company and is excluded from PNB for segment reporting purposes. GFSC is included within the presentation of "All Other" in the segment reporting tables that follow. GAAP requires management to disclose information about the different types of business activities in which a company engages and also information on the different economic environments in which a company operates, so that the users of the financial statements can better understand a company's performance, better understand the potential for future cash flows, and make more informed judgments about the company as a whole. Park's two operating segments are in line with GAAP as there are: (i) two separate and distinct geographic markets in which Park operates, (ii) discrete financial information is available for each operating segment and (iii) the segments are aligned with internal reporting to Park's Chief Executive Officer, who is the chief operating decision maker.

Operating results for the year ended December 31, 2011 (In thousands)
	PNB	VB	All Other	Total
Net interest income	$236,282	$27,078	$9,874	$273,234
Provision for loan losses	30,220	31,052	2,000	63,272
Other income (loss)	90,982	6,617	(2,689)	94,910
Other expense	146,235	31,379	10,703	188,317
Income (loss) before taxes	150,809	(28,736)	(5,518)	116,555
Income taxes (benefit)	43,958	(6,210)	(3,333)	34,415
Net income (loss)	$106,851	$(22,526)	$(2,185)	$82,140
Balances at December 31, 2011
Assets	$6,281,747	$650,935	$39,563	$6,972,245
Assets held for sale (1)	--	382,462	--	382,462
Loans	4,172,424	123,883	20,792	4,317,099
Deposits	4,611,646	32	(146,564)	4,465,114
Liabilities held for sale (2)	--	536,186	--	536,186

Operating results for the year ended December 31, 2010 (In thousands)
	PNB	VB	All Other	Total
Net interest income	$237,281	$27,867	$8,896	$274,044
Provision for loan losses	23,474	61,407	2,199	87,080
Other income (loss)	80,512	(6,024)	392	74,880
Other expense	144,051	31,623	11,433	187,107
Income (loss) before taxes	150,268	(71,187)	(4,344)	74,737
Income taxes (benefit)	47,320	(25,773)	(4,911)	16,636
Net income (loss)	$102,948	$(45,414)	$567	$58,101
Balances at December 31, 2010
Assets	$6,495,558	$791,945	$(5,242)	$7,282,261
Loans	4,074,775	640,580	17,330	4,732,685
Deposits	4,622,693	633,432	(160,705)	5,095,420

Operating results for the year ended December 31, 2009 (In thousands)
	PNB	VB	All Other	Total
Net interest income	$236,107	$25,634	$11,750	$273,491
Provision for loan losses	22,339	44,430	2,052	68,821
Other income (loss)	82,770	(2,047)	467	81,190
Other expense	148,048	28,091	12,586	188,725
Income (loss) before taxes	148,490	(48,934)	(2,421)	97,135
Income taxes (benefit)	47,032	(18,824)	(5,265)	22,943
Net income (loss)	$101,458	$(30,110)	$2,844	$74,192
Balances at December 31, 2009
Assets	$6,182,257	$897,981	$(39,909)	$7,040,329
Loans	3,950,599	677,018	12,815	4,640,432
Deposits	4,670,113	688,900	(170,961)	5,188,052

(1)	The assets held for sale represent the loans and other assets at Vision Bank that will be sold in the first quarter of 2012.
(2)	The liabilities held for sale represent the deposits and other liabilities at Vision Bank that will be sold in the first quarter of 2012.

The following is a reconciliation of financial information for the reportable segments to the Corporation's consolidated totals:

	2011
(In thousands)	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$263,360	$7,562	$170,052	$37,748	$6,932,682	$4,611,678
Elimination of intersegment items	-	-	-	-	(57,286)	(146,564)
Parent Co. & GFSC totals - not eliminated	9,874	21	10,682	(3,333)	96,849	-
Totals	$273,234	$7,583	$180,734	$34,415	$6,972,245	$4,465,114

	2010
	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$265,148	$7,109	$168,565	$21,547	$7,287,503	$5,256,125
Elimination of intersegment items	-	-	-	-	(77,876)	(160,705)
Parent Co. & GFSC totals - not eliminated	8,896	17	11,416	(4,911)	72,634	-
Totals	$274,044	$7,126	$179,981	$16,636	$7,282,261	$5,095,420

	2009
	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$261,741	$7,451	$168,688	$28,208	$7,080,238	$5,359,013
Elimination of intersegment items	-	-	-	-	(114,214)	(170,961)
Parent Co. & GFSC totals - not eliminated	11,750	22	12,564	(5,265)	74,305	-
Totals	$273,491	$7,473	$181,252	$22,943	$7,040,329	$5,188,052

Parent Company Statements	12 Months Ended
Dec. 31, 2011
Parent Company Statements [Abstract]
Parent Company Statements

24. Parent Company Statements

The Parent Company statements should be read in conjunction with the consolidated financial statements and the information set forth below.

Investments in subsidiaries are accounted for using the equity method of accounting.

The effective tax rate for the Parent Company is substantially less than the statutory rate due principally to tax-exempt dividends from subsidiaries.

Cash represents noninterest bearing deposits with a bank subsidiary.

Net cash provided by operating activities reflects cash payments (received from subsidiaries) for income taxes of $4.21 million, $5.97 million and $5.22 million in 2011, 2010 and 2009, respectively.

At December 31, 2011 and 2010, stockholders' equity reflected in the Parent Company balance sheet includes $146.6 million and $143 million, respectively, of undistributed earnings of the Corporation's subsidiaries which are restricted from transfer as dividends to the Corporation.

Balance Sheets
	December 31,
(In thousands)	2011	2010
Assets:
Cash	$140,607	$160,011
Investment in subsidiaries	602,270	601,201
Debentures receivable from subsidiary banks	5,000	5,000
Other investments	2,280	1,451
Other assets	90,438	69,845
Total assets	$840,595	$837,508

Liabilities:
Dividends payable	$-	$-
Subordinated notes	50,250	50,250
Other liabilities	47,981	57,550
Total liabilities	98,231	107,800
Total stockholders' equity	742,364	729,708
Total liabilities and stockholders' equity	$840,595	$837,508

Statements of Income
	For the Years ended December 31,
(in thousands)	2011	2010	2009
Income:
Dividends from subsidiaries	$105,000	$80,000	$75,000
Interest and dividends	4,669	4,789	4,715
Other	(2,653)	411	489
Total income	107,016	85,200	80,204
Expense:
Other, net	11,721	12,632	10,322
Total expense	11,721	12,632	10,322
Income before federal taxes and equity in undistributed losses of subsidiaries	95,295	72,568	69,882
Federal income tax benefit	4,799	5,993	6,210
Income before equity in undistributed losses of subsidiaries	100,094	78,561	76,092
Equity in undistributed losses of subsidiaries	(17,954)	(20,460)	(1,900)
Net income	$82,140	$58,101	$74,192

Statements of Cash Flows
	For the Years ended December 31,
(In thousands)	2011	2010	2009
Operating activities:
Net income	$82,140	$58,101	$74,192
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed losses of subsidiaries	17,954	20,460	1,900
Other than temporary impairment charge, investments	(560)	23	140
(Increase) decrease in other assets	(20,204)	7,321	(18,420)
(Decrease) increase in other liabilities	(9,575)	(3,763)	24,178
Net cash provided by operating activities	69,755	82,142	81,990

Investing activities:
Purchase of investment securities	(250)	-	(113)
Capital contribution to subsidiary	(26,000)	(52,000)	(37,000)
Repayment of debentures receivable from subsidiaries	-	2,500	-
Net cash used in investing activities	(26,250)	(49,500)	(37,113)

Financing activities:
Cash dividends paid	(62,907)	(62,076)	(58,035)
Proceeds from issuance of common stock and warrants	-	33,541	53,475
Proceeds from issuance of subordinated notes	-	-	35,250
Cash payment for fractional shares	(2)	(4)	(2)
Proceeds from issuance of preferred stock	-	-	-
Net cash (used in) provided by financing activities	(62,909)	(28,539)	30,688
(Decrease) increase in cash	(19,404)	4,103	75,565
Cash at beginning of year	160,011	155,908	80,343
Cash at end of year	$140,607	$160,011	$155,908

Participation In The U.S. Treasury Capital Purchase Program	12 Months Ended
Dec. 31, 2011
Participation In The U.S. Treasury Capital Purchase Program [Abstract]
Participation In U.S. Treasury Capital Purchase Program

25. Participation in the U.S. Treasury Capital Purchase Program

On December 23, 2008, Park issued $100 million of cumulative perpetual preferred shares, with a liquidation preference of $1,000 per share (the "Senior Preferred Shares"). The Senior Preferred Shares constitute Tier 1 capital and rank senior to Park's common shares. The Senior Preferred Shares pay cumulative dividends at a rate of 5% per annum through February 14, 2014 and will reset to a rate of 9% per annum thereafter. For the year ended December 31, 2011, Park recognized a charge to retained earnings of $5.9 million representing the preferred stock dividend and accretion of the discount on the preferred stock, associated with its participation in the CPP.

As part of its participation in the CPP, Park also issued a warrant to the U.S. Treasury to purchase 227,376 common shares, which is equal to 15% of the aggregate amount of the Senior Preferred Shares purchased by the U.S. Treasury, having an exercise price of $65.97. The initial exercise price for the warrant and the market price for determining the number of common shares subject to the warrant were determined by reference to the market price of the common shares on the date the Company's application for participation in the CPP was approved by the United States Department of the Treasury (calculated on a 20-day trailing average). The warrant has a term of 10 years.

A company that participates in the CPP must adopt certain standards for compensation and corporate governance, established under the American Recovery and Reinvestment Act of 2009 (the "ARRA"), which amended and replaced the executive compensation provisions of the Emergency Economic Stabilization Act of 2008 ("EESA") in their entirety, and the Interim Final Rule promulgated by the Secretary of the U.S. Treasury under 31 C.F.R. Part 30 (collectively, the "Troubled Asset Relief Program (TARP) Compensation Standards"). In addition, Park's ability to declare or pay dividends on or repurchase its common shares is partially restricted as a result of its participation in the CPP.

Sale Of Common Shares And Issuance Of Common Stock Warrants	12 Months Ended
Dec. 31, 2011
Sale Of Common Shares And Issuance Of Common Stock Warrants [Abstract]
Sale Of Common Shares And Issuance Of Common Stock Warrants

26. Sale of Common Shares and Issuance of Common Stock Warrants

There were no sales of common shares or issuance of common stock warrants during 2011. Outstanding as of December 31, 2010 were 35,992 Series A Common Share Warrants and 35,992 Series B Common Share Warrants which were issued as part of the registered direct public offering completed on December 10, 2010. The Series A and Series B Common Share Warrants had an exercise price of $76.41. The Series A Common Share Warrants issued in December 2010 were not exercised and expired on June 10, 2011. The Series B Common Share Warrants issued in December 2010 were not exercised and expired on December 20, 2011.

Subsequent Event - Vision Bank Closing	12 Months Ended
Dec. 31, 2011
Subsequent Event - Vision Bank Closing [Abstract]
Subsequent Event - Vision Bank Closing

27. Subsequent Event – Vision Bank Closing

On February 16, 2012, Park and its wholly-owned subsidiary, Vision Bank, a Florida state-chartered bank, completed their sale of substantially all of the performing loans, operating assets and liabilities associated with Vision Bank to Centennial Bank ("Centennial"), an Arkansas state-chartered bank which is a wholly-owned subsidiary of Home BancShares, Inc., an Arkansas Corporation ("Home"), as contemplated by the previously announced Purchase and Assumption Agreement by and between Park, Vision, Home and Centennial, dated as of November 16, 2011, as amended by the First Amendment to Purchase and Assumption Agreement, dated as of January 25, 2012 (the "Agreement").

In accordance with the Agreement, on the closing date, Vision sold approximately $354 million in performing loans, approximately $520 million of deposits, fixed assets of approximately $12.5 million and other miscellaneous assets and liabilities for a purchase price of $27.9 million. Subsequent to the transactions contemplated by the Agreement, Vision was left with approximately $22 million of performing loans (including mortgage loans held for sale) and non-performing loans with a fair value of $88 million. Park will record a pre-tax gain, net of expenses directly related to the sale, of approximately $22 million, resulting from the transactions contemplated by the Agreement.

Promptly following the closing of the transactions contemplated by the Agreement, Vision surrendered its Florida banking charter to the Florida Office of Financial Regulation (the "OFR") and became a non-bank Florida corporation (the "Florida Corporation"). The Florida Corporation merged with and into a wholly-owned, non-bank subsidiary of Park, SE Property Holdings, LLC ("SE, LLC"), with SE, LLC being the surviving entity.

Summary Of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Principles Of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Park National Corporation and its subsidiaries ("Park", the "Company" or the "Corporation"). Material intercompany accounts and transactions have been eliminated.

Use Of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Management has identified the allowance for loan losses, accounting for Other Real Estate Owned ("OREO") and accounting for goodwill as significant estimates.

Reclassifications	Reclassifications Certain prior year amounts have been reclassified to conform with the current year presentation.
Subsequent Events

Subsequent Events

Management has evaluated events occurring subsequent to the balance sheet date through February 29, 2012, determining no events require additional disclosure in these consolidated financial statements, with the exception of the subsequent event discussed in Note 27 of these Notes to Consolidated Financial Statements.

Restrictions On Cash And Due From Banks

Restrictions on Cash and Due from Banks

The Corporation's two bank subsidiaries are required to maintain average reserve balances with the Federal Reserve Bank. The average required reserve balance was approximately $38.1 million at December 31, 2011 and $37.8 million at December 31, 2010. No other compensating balance arrangements were in existence at December 31, 2011.

Investment Securities

Investment Securities

Investment securities are classified upon acquisition into one of three categories: held-to-maturity, available-for-sale, or trading (see Note 4 of these Notes to Consolidated Financial Statements).

Held-to-maturity securities are those securities that the Corporation has the positive intent and ability to hold to maturity and are recorded at amortized cost. Available-for-sale securities are those securities that would be available to be sold in the future in response to the Corporation's liquidity needs, changes in market interest rates, and asset-liability management strategies, among other reasons. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses excluded from earnings but included in other comprehensive income, net of applicable taxes. The Corporation did not hold any trading securities during any period presented.

Available-for-sale and held-to-maturity securities are evaluated quarterly for potential other-than-temporary impairment. Management considers the facts related to each security including the nature of the security, the amount and duration of the loss, the credit quality of the issuer, the expectations for that security's performance and whether Park intends to sell, or it is more likely than not to be required to sell, a security in an unrealized loss position before recovery of it's amortized cost basis. Declines in equity securities that are considered to be other-than-temporary are recorded as a charge to earnings in the Consolidated Statements of Income. Declines in debt securities that are considered to be other-than-temporary are separated into (1) the amount of the total impairment related to credit loss and (2) the amount of the total impairment related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in earnings. The amount of the total impairment related to all other factors is recognized in other comprehensive income.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage-backed securities where prepayments are anticipated.

Gains and losses realized on the sale of investment securities are recorded on the trade date and determined using the specific identification basis.

Federal Home Loan Bank (FHLB) And Federal Reserve Bank (FRB) Stock

Federal Home Loan Bank (FHLB) and Federal Reserve Bank (FRB) Stock

Park's two separately chartered banks, The Park National Bank (PNB) and Vision Bank ("VB" or "Vision"), are members of the FHLB. Additionally, PNB is a member of the FRB. Members are required to own a certain amount of stock based on their level of borrowings and other factors and may invest in additional amounts. FHLB and FRB stock are carried at cost, classified as restricted securities and are carried at their redemption value. Both cash and stock dividends are reported as income.

Bank Owned Life Insurance

Bank Owned Life Insurance

Park has purchased life insurance policies on directors and certain key officers. Bank owned life insurance is recorded at its cash surrender value (or the amount that can be realized).

Mortgage Loans Held For Sale

Mortgage Loans Held for Sale

Mortgage loans held for sale are carried at their fair value. Mortgage loans held for sale were $11.5 million and $8.3 million at December 31, 2011 and 2010, respectively. These amounts are included in loans on the Consolidated Balance Sheets.

Mortgage Banking Derivatives

Mortgage Banking Derivatives

Commitments to fund mortgage loans (interest rate locks) to be sold into the secondary market and forward commitments for the future delivery of these mortgage loans are accounted for as free standing derivatives. Fair values of these mortgage derivatives are estimated based on changes in mortgage interest rates from the date the interest on the loan is locked. The Company enters into forward commitments for the future delivery of mortgage loans when interest rate locks are entered into, in order to hedge the change in interest rates resulting from its commitments to fund the loans. Changes in the fair values of these derivatives are included in net gains on sales of loans.

Loans

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff, are reported at their outstanding principal balances adjusted for any charge-offs, any deferred fees or costs on originated loans, and any unamortized premiums or discounts on purchased loans. Interest income is reported on the interest method and includes amortization of net deferred loan origination fees and costs over the loan term. Commercial loans include: (1) commercial, financial and agricultural loans; (2) commercial real estate loans; (3) those commercial loans in the real estate construction loan segment; and (4) those commercial loans in the residential real estate loan segment. Consumer loans include: (1) mortgage and installment loans included in the real estate construction segment; (2) mortgage, home equity lines of credit (HELOC), and installment loans included in the residential real estate segment; and (3) all loans included in the consumer segment. Generally, commercial loans are placed on nonaccrual status at 90 days past due and consumer and residential mortgage loans are placed on nonaccrual status at 120 days past due. Accrued interest on these loans is considered a loss, unless the loan is well-secured and in the process of collection. Commercial loans placed on nonaccrual status are considered impaired (See Note 5 of these Notes to Consolidated Financial Statements). For loans which are on nonaccrual status, it is Park's policy to reverse interest previously accrued on the loans against interest income. Interest on such loans is thereafter recorded on a cash basis and is included in earnings only when cash is actually received. Park's charge-off policy for commercial loans requires management to establish a specific reserve or record a charge-off as soon as it is apparent that the borrower is troubled and there is, or likely will be, a collateral shortfall related to the estimated value of the collateral securing the loan. The Company's charge-off policy for consumer loans is dependent on the class of the loan. Residential mortgage loans and HELOC are typically charged down to the value of the collateral, less estimated selling costs at 180 days past due. The charge-off policy for other consumer loans, primarily installment loans, requires a monthly review of delinquent loans and a complete charge-off for any account that reaches 120 days past due.

The delinquency status of a loan is based on contractual terms and not on how recently payments have been received. Loans are removed from nonaccrual status when loan payments have been received to cure the delinquency status and the loan is deemed to be well-secured by management.

A description of each segment of the loan portfolio, along with the risk characteristics of each segment, is included below:

Commercial, financial and agricultural:

Commercial, financial and agricultural loans are made for a wide variety of general corporate purposes, including financing for commercial and industrial businesses, financing for equipment, inventories and accounts receivable, acquisition financing and commercial leasing. The term of each commercial loan varies by its purpose. Repayment terms are structured such that commercial loans will be repaid within the economic useful life of the underlying asset. The commercial loan portfolio includes loans to a wide variety of corporations and businesses across many industrial classifications in (i) the 28 Ohio counties and one Kentucky county where Park National Bank operates and (ii) the five Florida counties and one Alabama county where Vision Bank operates. The primary industries represented by these customers include manufacturing, retail trade, health care and other services.

Commercial real estate: Commercial real estate loans ("CRE loans") include mortgage loans to developers and owners of commercial real estate. The lending policy for CRE loans is designed to address the unique risk attributes of CRE lending. The collateral for these CRE loans is the underlying commercial real estate. Each subsidiary bank generally requires that the CRE loan amount be no more than 85% of the purchase price or the appraised value of the commercial real estate securing the CRE loan, whichever is less. CRE loans made for each subsidiary bank's portfolio generally have a variable interest rate. A CRE loan may be made with a fixed interest rate for a term generally not exceeding five years.

Construction real estate: The Company defines construction loans as both commercial construction loans and residential construction loans where the loan proceeds are used exclusively for the improvement of real estate as to which the Company holds a mortgage. Construction loans may be in the form of a permanent loan or short-term construction loan, depending on the needs of the individual borrower. Generally, the permanent construction loans have a variable interest rate although a permanent construction loan may be made with a fixed interest rate for a term generally not exceeding five years. Short-term construction loans are made with variable interest rates. Construction financing is generally considered to involve a higher degree of risk of loss than long-term financing on improved, occupied real estate. Risk of loss on a construction loan depends largely upon the accuracy of the initial estimate of the property's value at completion of construction and the estimated cost (including interest) of construction. If the estimate of construction cost proves to be inaccurate, the subsidiary bank making the loan may be required to advance funds beyond the amount originally committed to permit completion of the project. If the estimate of value proves inaccurate, the subsidiary bank may be confronted, at or prior to the maturity of the loan, with a project having a value insufficient to assure full repayment, should the borrower default. In the event a default on a construction loan occurs and foreclosure follows, the subsidiary bank must take control of the project and attempt either to arrange for completion of construction or to dispose of the unfinished project. Additional risk exists with respect to loans made to developers who do not have a buyer for the property, as the developer may lack funds to pay the loan if the property is not sold upon completion. Park's subsidiary banks attempt to reduce such risks on loans to developers by requiring personal guarantees and reviewing current personal financial statements and tax returns as well as other projects undertaken by the developer.

Residential real estate: The Company defines residential real estate loans as first mortgages on individuals' primary residence or second mortgages of individuals' primary residence in the form of home equity lines of credit or installment loans. Credit approval for residential real estate loans requires demonstration of sufficient income to repay the principal and interest and the real estate taxes and insurance, stability of employment, an established credit record and an appropriately appraised value of the real estate securing the loan. Each subsidiary bank generally requires that the residential real estate loan amount be no more than 80% of the purchase price or the appraised value of the real estate securing the loan, whichever is less, unless private mortgage insurance is obtained by the borrower. Loans made for each subsidiary bank's portfolio in this lending category are generally adjustable rate, fully amortized mortgages. The rates used are generally fully-indexed rates. Park generally does not price residential loans using low introductory "teaser" rates. Home equity lines of credit are generally made as second mortgages by Park's subsidiary banks. The maximum amount of a home equity line of credit is generally limited to 85% of the appraised value of the property less the balance of the first mortgage.

Consumer: The Company originates direct and indirect consumer loans, primarily automobile loans and home equity based credit cards to customers and prospective customers in its primary market areas. Credit approval for consumer loans requires income sufficient to repay principal and interest due, stability of employment, an established credit record and sufficient collateral for secured loans. Consumer loans typically have shorter terms and lower balances with higher yields as compared to real estate mortgage loans, but generally carry higher risks of default. Consumer loan collections are dependent on the borrower's continuing financial stability, and thus are more likely to be affected by adverse personal circumstances.

Allowance For Loan Losses

Allowance for Loan Losses

The allowance for loan losses is that amount believed adequate to absorb probable incurred credit losses in the loan portfolio based on management's evaluation of various factors. The determination of the allowance requires significant estimates, including the timing and amounts of expected cash flows on impaired loans, consideration of current economic conditions, and historical loss experience pertaining to pools of homogeneous loans, all of which may be susceptible to change. The allowance is increased through a provision for loan losses that is charged to earnings based on management's quarterly evaluation of the factors previously mentioned and is reduced by charge-offs, net of recoveries.

The allowance for loan losses includes both (1) an estimate of loss based on historical loss experience within both commercial and consumer loan categories with similar characteristics ("statistical allocation") and (2) an estimate of loss based on an impairment analysis of each commercial loan that is considered to be impaired ("specific allocation").

In calculating the allowance for loan losses, management believes it is appropriate to utilize historical loss rates that are comparable to the current period being analyzed. For the historical loss factor at December 31, 2011, the Company utilized an annual loss rate ("historical loss experience"), calculated based on an average of the net charge-offs and the annual change in specific reserves for impaired commercial loans, experienced during 2009, 2010 and 2011 within the individual segments of the commercial and consumer loan categories. Management believes the 36-month historical loss experience methodology is appropriate in the current economic environment, as it captures loss rates that are comparable to the current period being analyzed. The loss factor applied to Park's consumer portfolio is based on the historical loss experience over the past 36 months, plus an additional judgmental reserve, increasing the total allowance for loan loss coverage in the consumer portfolio to approximately 1.38 years of historical loss. The loss factor applied to Park's commercial portfolio is based on the historical loss experience over the past 36 months, plus additional reserves for consideration of (1) a loss emergence period factor, (2) a loss migration factor and (3) a judgmental or environmental loss factor. These additional reserves increase the total allowance for loan loss coverage in the commercial portfolio to approximately 2.8 years of historical loss. Park's commercial loans are individually risk graded. If loan downgrades occur, the probability of default increases, and accordingly management allocates a higher percentage reserve to those accruing commercial loans graded special mention and substandard.

The judgmental increases discussed above incorporates management's evaluation of the impact of environmental qualitative factors which pose additional risks and assigns a component of the allowance for loan losses in consideration of these factors. Such environmental factors include: national and local economic trends and conditions; experience, ability and depth of lending management and staff; effects of any changes in lending policies and procedures; and levels of, and trends in, consumer bankruptcies, delinquencies, impaired loans and charge-offs and recoveries.

U.S. generally accepted accounting principles ("GAAP") require a specific allocation to be established as a component of the allowance for loan losses for certain loans when it is probable that all amounts due pursuant to the contractual terms of the loans will not be collected, and the recorded investment in the loans exceeds their measure of impairment. Management considers the following related to commercial loans when determining if a loan should be considered impaired: (1) current debt service coverage levels of the borrowing entity; (2) payment history over the most recent 12-month period; (3) other signs of deterioration in the borrower's financial situation, such as changes in beacon scores; and (4) consideration of the current collateral supporting the loan.The recorded investment is the carrying balance of the loan, plus the accrued interest receivable, both as of the end of the year. Impairment is measured using either the present value of expected future cash flows based upon the initial effective interest rate on the loan, the observable market price of the loan or the fair value of the collateral, if the loan is collateral dependent.

Troubled Debt Restructuring (TDRs)

Troubled Debt Restructuring (TDRs)

Management classifies loans as TDRs when a borrower is experiencing financial difficulties and Park has granted a concession. In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the company's internal underwriting policy. Management's policy is to modify loans by extending the term or by granting a temporary or permanent contractual interest rate below the market rate, not by forgiving debt. TDRs are separately identified for impairment disclosures and are measured at the present value of estimated future cash flows using the loan's effective rate at inception. If a TDR is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral.

Income Recognition

Income Recognition

Income earned by the Corporation and its subsidiaries is recognized on the accrual basis of accounting, except for nonaccrual loans as previously discussed, and late charges on loans which are recognized as income when they are collected.

Premises And Equipment

Premises and Equipment

Premises and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is generally provided on the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized over the shorter of the remaining lease period or the estimated useful lives of the improvements. Upon the sale or other disposal of an asset, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss is recognized. Maintenance and repairs are charged to expense as incurred while renewals and improvements that extend the useful life of an asset are capitalized. Premises and equipment is evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.

The range of depreciable lives over which premises and equipment are being depreciated are:

Buildings	5 to 50 Years
Equipment, furniture and fixtures	3 to 20 Years
Leasehold improvements	1 to 10 Years

Buildings that are currently placed in service are depreciated over 30 years. Equipment, furniture and fixtures that are currently placed in service are depreciated over 3 to 12 years. Leasehold improvements are depreciated over the lives of the related leases which range from 1 to 10 years.

Other Real Estate Owned (OREO)

Other Real Estate Owned (OREO)

OREO is recorded at fair value less anticipated selling costs (net realizable value) and consists of property acquired through foreclosure and real estate held for sale. If the net realizable value is below the carrying value of the loan at the date of transfer, the difference is charged to the allowance for loan losses. Subsequent declines in the value of real estate are classified as OREO devaluations, are reported as adjustments to the carrying amount of OREO and are expensed within "other income". In certain circumstances where management believes the devaluation may not be permanent in nature, Park utilizes a valuation allowance to record OREO devaluations, which is also expensed through "other income". Costs relating to development and improvement of such properties are capitalized (not in excess of fair value less estimated costs to sell) and costs relating to holding the properties are charged to expense.

Mortgage Loan Servicing Rights

Mortgage Loan Servicing Rights

When Park sells mortgage loans with servicing rights retained, servicing rights are recorded at an amount not to exceed fair value with the income statement effect recorded in gains on sale of loans. Capitalized servicing rights are amortized in proportion to and over the period of estimated future servicing income of the underlying loan.

Mortgage servicing rights are assessed for impairment periodically, based on fair value, with any impairment recognized through a valuation allowance. The fair value of mortgage servicing rights is determined by discounting estimated future cash flows from the servicing assets, using market discount rates and expected future prepayment rates. In order to calculate fair value, the sold loan portfolio is stratified into homogeneous pools of like categories. (See Note 20 of these Notes to Consolidated Financial Statements.)

Fees received for servicing mortgage loans owned by investors are based on a percentage of the outstanding monthly principal balance of such loans and are included in income as loan payments are received. The cost of servicing loans is charged to expense as incurred.

Goodwill And Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill represents the excess of the purchase price over net identifiable tangible and intangible assets acquired in a purchase business combination. Other intangible assets represent purchased assets that have no physical property but represent some future economic benefit to their owner and are capable of being sold or exchanged on their own or in combination with a related asset or liability.

Goodwill and indefinite-lived intangible assets are not amortized to expense, but are subject to impairment tests annually, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Intangible assets with definitive useful lives (such as core deposit intangibles) are amortized to expense over their estimated useful lives.

Management considers several factors when performing the annual impairment tests on goodwill. The factors considered include the operating results for the particular Park segment for the past year and the operating results budgeted for the current year (including multi-year projections), the purchase prices being paid for financial institutions in the markets served by the Park segment, the deposit and loan totals of the Park segment and the economic conditions in the markets served by the Park segment.

The following table reflects the activity in goodwill and other intangible assets for the years 2011, 2010 and 2009.

		Core Deposit
(In thousands)	Goodwill	Intangibles	Total
December 31, 2008	$72,334	$13,211	$85,545
Amortization	—	(3,746)	(3,746)
December 31, 2009	$72,334	$9,465	$81,799
Amortization	—	(3,422)	(3,422)
December 31, 2010	$72,334	$6,043	$78,377
Amortization	—	(3,534)	(3,534)
December 31, 2011	$72,334	$2,509	$74,843

GAAP requires a company to perform an impairment test on goodwill annually, or more frequently if events or changes in circumstances indicate that the asset might be impaired, by comparing the fair value of such goodwill to its recorded or carrying amount. If the carrying amount of the goodwill exceeds the fair value, an impairment charge must be recorded in an amount equal to the excess.

Park typically evaluates goodwill for impairment on April 1 of each year, with financial data as of March 31. Based on the analysis performed as of April 1, 2011, the Company determined that goodwill for Park's Ohio-based bank (The Park National Bank) was not impaired.

Goodwill and other intangible assets (as shown on the Consolidated Balance Sheets) totaled $74.8 million at December 31, 2011, $78.4 million at December 31, 2010 and $81.8 million at December 31, 2009.

The core deposit intangibles are being amortized to expense principally on the straight-line method, over periods ranging from six to ten years. The amortization period for the core deposit intangibles related to Vision Bank was accelerated due to the pending acquisition of Vision Bank branches by Centennial Bank. (See Note3 of these Notes to Consolidated Financial Statements for details on the Vision Bank branch sale.) Core deposit intangible amortization expense was $3.5 million in 2011, $3.4 million in 2010 and $3.7 million in 2009.

The accumulated amortization of core deposit intangibles was $19.6 million as of December 31, 2011 and $16.1 million at December 31, 2010. The expected core deposit intangible amortization expense for each of the next five years is as follows:

(In thousands)
2012	$2,172
2013	337
2014	-
2015	-
2016	-
Total	$2,509

Consolidated Statement Of Cash Flows

Consolidated Statement of Cash Flows

Cash and cash equivalents include cash and cash items, amounts due from banks and money market instruments. Generally money market instruments are purchased and sold for one-day periods.

Net cash provided by operating activities reflects cash payments as follows:

December 31,
(In thousands)	2011	2010	2009
Interest paid on deposits and other borrowings	$59,552	$74,680	$96,204
Income taxes paid	17,700	24,600	30,660

Non-cash Items

Non-cash Items

The cash flow statement for the year ended December 31, 2011 was prepared with the assets and liabilities held for sale (refer to Note 3) included within each of their respective categories (loans, fixed assets, other assets, deposits and other liabilities).

Non-cash items included in cash provided by operating activities:

December 31,
(In thousands)	2011	2010	2009
Transfers to OREO	$36,209	$35,507	$35,902

Loss Contingencies And Guarantees

Loss Contingencies and Guarantees

Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated.

Income Taxes

Income Taxes

The Corporation accounts for income taxes using the asset and liability approach. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. To the extent that Park does not consider it more likely than not that a deferred tax asset will be recovered, a valuation allowance is recorded. All positive and negative evidence is reviewed when determining how much of a valuation allowance is recognized on a quarterly basis. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is "more-likely-than-not" that the tax position would be sustained in a tax examination being presumed to occur. The benefit recognized for a tax position that meets the "more-likely-than-not" criteria is measured based on the largest benefit that is more than 50 percent likely to be realized, taking into consideration the amounts and probabilities of the outcome upon settlement. For tax positions not meeting the "more-likely-than-not" test, no tax benefit is recorded. Park recognizes any interest and penalties related to income tax matters in income tax expense.

Preferred Stock

Preferred Stock

On December 23, 2008, Park issued $100 million of Senior Preferred Shares to the U.S. Department of Treasury (the "Treasury") under the Capital Purchase Program (CPP), consisting of 100,000 shares, each with a liquidation preference of $1,000 per share. In addition, on December 23, 2008, Park issued a warrant to the Treasury to purchase 227,376 common shares. These preferred shares and related warrant are considered permanent equity for accounting purposes. GAAP requires management to allocate the proceeds from the issuance of the preferred stock between the preferred stock and related warrant. The terms of the preferred shares require management to pay a cumulative dividend at the rate of 5 percent per annum until February 14, 2014 and 9 percent thereafter. Management determined that the 5 percent dividend rate is below market value; therefore, the fair value of the preferred shares would be less than the $100 million in proceeds. Management determined that a reasonable market discount rate is 12 percent for the fair value of preferred shares. Management used the Black-Scholes model for calculating the fair value of the warrant (and related common shares). The allocation between the preferred shares and warrant at December 23, 2008, the date of issuance, was $95.7 million and $4.3 million, respectively. The discount on the preferred shares of $4.3 million is being accreted through retained earnings over a 60 month period.

Treasury Stock

Treasury Stock

The purchase of Park's common stock is recorded at cost. At the date of retirement or subsequent reissuance, the treasury stock account is reduced by the weighted average cost of the common shares retired or reissued.

Comprehensive Income

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale, changes in the funded status of the Company's Defined Benefit Pension Plan, and the unrealized net holding gains and losses on the cash flow hedge, which are also recognized as separate components of equity.

Stock Based Compensation

Stock Based Compensation

Compensation cost is recognized for stock options and stock awards issued to employees and directors, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of Park's common stock at the date of grant is used for stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period. Park did not grant any stock options during 2011, 2010 or 2009. No stock options vested in 2011, 2010 or 2009. Park granted 7,020 shares of common stock to its directors in each of 2011, 2010 and 2009, respectively.

Derivative Instruments

Derivative Instruments

At the inception of a derivative contract, the Company designates the derivative as one of three types based on the Company's intentions and belief as to likely effectiveness as a hedge. These three types are: (1) a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value hedge"); (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (3) an instrument with no hedging designation ("stand-alone derivative"). For a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item, are recognized in current earnings as fair values change. For a cash flow hedge, the gain or loss on the derivative is reported in other comprehensive income and is reclassified into earnings in the same periods during which the hedged transaction affects earnings. For both types of hedges, changes in the fair value of derivatives that are not highly effective in hedging the changes in fair value or expected cash flows of the hedged item are recognized immediately in current earnings. Changes in the fair value of derivatives that do not qualify for hedge accounting are reported currently in earnings, as noninterest income.

The Company formally documents the relationship between derivatives and hedged items, as well as the risk-management objective and the strategy for undertaking hedge transactions at the inception of the hedging relationship. This documentation includes linking fair value or cash flow hedges to specific assets and liabilities on the Consolidated Balance Sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivative instruments that are used are highly effective in offsetting changes in fair values or cash flows of the hedged items. The Company discontinues hedge accounting when it determines that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative is settled or terminates, a hedged forecasted transaction is no longer probable, a hedged firm commitment is no longer firm, or treatment of the derivative as a hedge is no longer appropriate or intended.

When hedge accounting is discontinued, subsequent changes in fair value of the derivative are recorded as noninterest income. When a fair value hedge is discontinued, the hedged asset or liability is no longer adjusted for changes in fair value and the existing basis adjustment is amortized or accreted over the remaining life of the asset or liability. When a cash flow hedge is discontinued but the hedged cash flows or forecasted transactions are still expected to occur, gains or losses that were accumulated in other comprehensive income are amortized into earnings over the same periods in which the hedged transactions will affect earnings.

Fair Value Measurement

Fair Value Measurement

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 21 of these Notes to Consolidated Financial Statements. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates.

Transfers Of Financial Assets

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Company, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Retirement Plans

Retirement Plans

Pension expense is the net of service and interest cost, return on plan assets and amortization of gains and losses not immediately recognized. Employee 401(k) plan expense is the amount of matching contributions. Deferred compensation and supplemental retirement plan expense allocates the benefits over years of service.

Earnings Per Common Share

Earnings Per Common Share

Basic earnings per common share is net income available to common stockholders divided by the weighted average number of common shares outstanding during the period. Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable under stock options, warrants and convertible securities. Earnings and dividends per common share are restated for any stock splits and stock dividends through the date of issuance of the consolidated financial statements.

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Depreciable Lives Over Which Premises And Equipment Are Depreciated
Buildings	5 to 50 Years
Equipment, furniture and fixtures	3 to 20 Years
Leasehold improvements	1 to 10 Years

Activity In Goodwill And Other Intangible Assets

		Core Deposit
(In thousands)	Goodwill	Intangibles	Total
December 31, 2008	$72,334	$13,211	$85,545
Amortization	—	(3,746)	(3,746)
December 31, 2009	$72,334	$9,465	$81,799
Amortization	—	(3,422)	(3,422)
December 31, 2010	$72,334	$6,043	$78,377
Amortization	—	(3,534)	(3,534)
December 31, 2011	$72,334	$2,509	$74,843

Expected Core Deposit Intangibles Amortization Expense
(In thousands)
2012	$2,172
2013	337
2014	-
2015	-
2016	-
Total	$2,509

Net Cash Provided By Operating Activities

December 31,
(In thousands)	2011	2010	2009
Interest paid on deposits and other borrowings	$59,552	$74,680	$96,204
Income taxes paid	17,700	24,600	30,660

Non-Cash Items Included In Cash Provided By Operating Activities

December 31,
(In thousands)	2011	2010	2009
Transfers to OREO	$36,209	$35,507	$35,902

Sale Of Vision Bank (Tables)	12 Months Ended
Dec. 31, 2011
Sale Of Vision Bank [Abstract]
Schedule Of Assets Purchased And Liabilities Assumed In Vision Bank Disposition

Assets and Liabilities Held for Sale December 31, 2011 (in thousands)

Assets held for sale	2011
Cash and due from banks	$6,766
Loans	369,044
Allowance for loan losses	(13,100)
Net loans	355,944
Fixed assets	14,861
Other assets	4,891
Total assets held for sale	$382,462

Liabilities held for sale	2011
Deposits	$532,598
Other liabilities	3,588
Total liabilities held for sale	$536,186

Investment Securities (Tables)	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Schedule Of Investment Securities

Amortized		Gross Unrealized		Gross Unrealized	Estimated
(In thousands)	Cost		Holding Gains		Holding Losses	Fair Value
2011:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$370,043		$1,614		$-	$371,657
Obligations of states and political subdivisions	2,616		44		-	2,660
U.S. Government sponsored entities' asset-backed securities	427,300		16,995		-	444,295
Other equity securities	1,188		877		(32)	2,033
Total	$801,147		$19,530		$(32)	$820,645
2011:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$1,992		$5		$-	$1,997
U.S. Government sponsored entities' asset-backed securities	818,232		14,377		(32)	832,577
Total	$820,224		$14,382		$(32)	$834,574

Amortized		Gross Unrealized		Gross Unrealized		Estimated
(In thousands)	Cost		Holding Gains		Holding Losses		Fair Value
2010:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$272,301		$2,968		$1,956		$273,313
Obligations of states and political subdivisions	10,815		281		52		11,044
U.S. Government sponsored entities' asset-backed securities	990,204		30,633		9,425		1,011,412
Other equity securities	938		858		43		1,753
Total	$1,274,258		$34,740		$11,476		$1,297,522
2010:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$3,167		$7		$—		$3,174
U.S. Government sponsored entities' asset-backed securities	670,403		17,157		4,620		682,940
Total	$673,570		$17,164		$4,620		$686,114

Schedule Of Unrealized Loss On Securities

Less than			12 Months
	12 Months		or Longer		Total
		Unrealized		Unrealized		Unrealized
(In thousands)	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
2011:
Securities Available-for-Sale
Other equity securities	$-	$-	$80	$32	$80	$32
2011:
Securities Held-to-Maturity
U.S. Government sponsored entities' asset-backed securities	$-	$-	$38,775	$32	$38,775	$32

Less than			12 Months
	12 Months		or Longer		Total
		Unrealized		Unrealized		Unrealized
(In thousands)	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
2010:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$74,379	$1,956	$—	$—	$74,379	$1,956
Obligations of states and political subdivisions	1,459	52	—	—	1,459	52
U.S. Government sponsored entities' asset-backed securities	418,156	9,425	—	—	418,156	9,425
Other equity securities	74	29	221	14	295	43
Total	$494,068	$11,462	$221	$14	$494,289	$11,476
2010:
Securities Held-to-Maturity
U.S. Government sponsored entities' asset-backed securities	$297,584	$4,620	$—	$—	$297,584	$4,620

Amortized Cost And Estimated Fair Value Of Investments In Debt Securities By Contractual Maturity

	Amortized	Estimated
(In thousands)	Cost	Fair Value
Securities Available-for-Sale
U.S. Treasury and sponsored entities' notes:
Due within one year	$370,043	$371,657
Total	$370,043	$371,657
Obligations of states and political subdivisions:
Due within one year	$2,121	$2,133
Due one through five years	495	527
Total	$2,616	$2,660
U.S. Government sponsored entities' asset-backed securities:
Total	$427,300	$444,295
Securities Held-to-Maturity
Obligations of states and political subdivisions:
Due within one year	$1,992	$1,997
Total	$1,992	$1,997
U.S. Government sponsored entities' asset-backed securities:
Total	$818,232	$832,577

Loans (Tables)	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Composition Of The Loan Portfolio By Class Of Loan

	December 31, 2011			December 31, 2010
		Accrued			Accrued
	Loan	interest	Recorded	Loan	interest	Recorded
(In thousands)	balance	receivable	investment	balance	receivable	investment

Commercial, financial and agricultural *	$743,797	$3,121	$746,918	$737,902	$2,886	$740,788

Commercial real estate *	1,108,574	4,235	1,112,809	1,226,616	4,804	1,231,420
Construction real estate:
Vision commercial land and development *	31,603	31	31,634	171,334	282	171,616
Remaining commercial	156,053	394	156,447	195,693	622	196,315
Mortgage	20,039	64	20,103	26,326	95	26,421
Installment	9,851	61	9,912	13,127	54	13,181
Residential real estate
Commercial	395,824	1,105	396,929	464,903	1,403	466,306
Mortgage	953,758	1,522	955,280	906,648	2,789	909,437
HELOC	227,682	942	228,624	260,463	1,014	261,477
Installment	51,354	236	51,590	60,195	255	60,450
Consumer	616,505	2,930	619,435	666,871	3,245	670,116
Leases	2,059	43	2,102	2,607	56	2,663
Total loans	$4,317,099	$14,684	$4,331,783	$4,732,685	$17,505	$4,750,190

* Included within commercial, financial and agricultural loans, commercial real estate loans, and Vision commercial land and development loans are an immaterial amount of consumer loans that are not broken out by class.

Recorded Investment In Nonaccrual, Restructured And Loans Past Due 90 Days Or More And Accruing

	December 31, 2011
(In thousands)	Nonaccrual loans	Accruing restructured loans	Loans past due 90 days or more and accruing	Total nonperforming loans
Commercial, financial and agricultural	$37,797	$2,848	$-	$40,645
Commercial real estate	43,704	8,274	-	51,978
Construction real estate:
Vision commercial land and development	25,761	-	-	25,761
Remaining commercial	14,021	11,891	-	25,912
Mortgage	66	-	-	66
Installment	30	-	-	30
Residential real estate
Commercial	43,461	815	-	44,276
Mortgage	25,201	4,757	2,610	32,568
HELOC	1,412	-	-	1,412
Installment	1,777	98	58	1,933
Consumer	1,876	-	893	2,769
Leases	-	-	-	-
Total loans	$195,106	$28,683	$3,561	$227,350

	December 31, 2010
		Accruing	Loans past due 90	Total
		restructured	days or more and	nonperforming
(In thousands)	Nonaccrual loans	loans	accruing	loans
Commercial, financial and agricultural	$19,276	$-	$-	$19,276
Commercial real estate	57,941	-	20	57,961
Construction real estate:
Vision commercial land and development	87,424	-	-	87,424
Remaining commercial	27,080	-	-	27,080
Mortgage	354	-	-	354
Installment	417	-	13	430
Residential real estate
Commercial	60,227	-	-	60,227
Mortgage	32,479	-	2,175	34,654
HELOC	964	-	149	1,113
Installment	1,195	-	277	1,472
Consumer	1,911	-	1,059	2,970
Leases	-	-	-	-
Total loans	$289,268	$-	$3,693	$292,961

Loans Individually And Collectively Evaluated For Impairment

	December 31, 2011			December 31, 2010

(In thousands)	Nonaccrual and accruing restructured loans	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Nonaccrual and accruing restructured loans	Loans individually evaluated for impairment	Loans collectively evaluated for impairment
Commercial, financial and agricultural	$40,645	$40,621	$24	$19,276	$19,205	$71
Commercial real estate	51,978	51,978	-	57,941	57,930	11
Construction real estate:
Vision commercial land and development	25,761	24,328	1,433	87,424	86,491	933
Remaining commercial	25,912	25,912	-	27,080	27,080	-
Mortgage	66	-	66	354	-	354
Installment	30	-	30	417	-	417
Residential real estate:
Commercial	44,276	44,276	-	60,227	60,227	-
Mortgage	29,958	-	29,958	32,479	-	32,479
HELOC	1,412	-	1,412	964	-	964
Installment	1,875	-	1,875	1,195	-	1,195
Consumer	1,876	20	1,856	1,911	-	1,911
Leases	-	-	-	-	-	-
Total loans	$223,789	$187,135	$36,654	$289,268	$250,933	$38,335

Loans Individually Evaluated For Impairment By Class Of Loans

	December 31, 2011			December 31, 2010
(In thousands)	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated

With no related allowance recorded
Commercial, financial and agricultural	$23,164	$18,098	$-	$9,347	$8,891	$-
Commercial real estate	58,242	41,506	-	21,526	17,170	-
Construction real estate:
Vision commercial land and development	54,032	17,786	-	11,206	7,847	-
Remaining commercial	33,319	18,372	-	12,305	11,743	-
Residential real estate:
Commercial	49,341	38,686	-	46,344	43,031	-
Consumer	-	-	-	-	-	-

With an allowance recorded
Commercial, financial and agricultural	23,719	22,523	5,819	11,801	10,314	3,028
Commercial real estate	12,183	10,472	4,431	44,789	40,760	12,652
Construction real estate:
Vision commercial land and development	20,775	6,542	1,540	103,937	78,644	39,887
Remaining commercial	9,711	7,540	1,874	23,563	15,337	5,425
Residential real estate:
Commercial	6,402	5,590	2,271	19,716	17,196	5,912
Consumer	20	20	-	-	-	-

Total	$290,908	$187,135	$15,935	$304,534	$250,933	$66,904

Average Recorded Investment And Interest Income Recognized On Loans Individually Evaluated For Impairment

		Year ended December 31, 2011
(In thousands)	Recorded investment as of December 31, 2011	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$40,621	$23,518	$209
Commercial real estate	51,978	49,927	829
Construction real estate:
Vision commercial land and development	24,328	58,792	-
Remaining commercial	25,912	29,152	339
Residential real estate:
Commercial	44,276	52,640	214
Consumer	20	16	1

Total	$187,135	$214,045	$1,592

Aging Of Recorded Investment In Past Due Loans

	December 31, 2011
		Past due
		nonaccrual
		loans and loans
	Accruing loans	past due 90			Total
	past due 30-89	days or more			recorded
(In thousands)	days	and accruing	Total past due	Total current	investment

Commercial, financial and agricultural	$3,106	$11,308	$14,414	$732,504	$746,918
Commercial real estate	2,632	21,798	24,430	1,088,379	1,112,809
Construction real estate:
Vision commercial land and development	-	19,235	19,235	12,399	31,634
Remaining commercial	99	7,839	7,938	148,509	156,447
Mortgage	76	-	76	20,027	20,103
Installment	421	8	429	9,483	9,912
Residential real estate
Commercial	1,545	10,097	11,642	385,287	396,929
Mortgage	15,879	20,614	36,493	918,787	955,280
HELOC	1,015	436	1,451	227,173	228,624
Installment	1,549	1,136	2,685	48,905	51,590
Consumer	11,195	2,192	13,387	606,048	619,435
Leases	-	-	-	2,102	2,102
Total loans	$37,517	$94,663	$132,180	$4,199,603	$4,331,783

	December 31, 2010
		Past due
		nonaccrual
		loans and loans
	Accruing loans	past due 90			Total
	past due 30-89	days or more			recorded
(In thousands)	days	and accruing	Total past due	Total current	investment

Commercial, financial and agricultural	$2,247	$15,622	$17,869	$722,919	$740,788
Commercial real estate	9,521	53,269	62,790	1,168,630	1,231,420
Construction real estate:
Vision commercial land and development	2,406	65,130	67,536	104,080	171,616
Remaining commercial	141	19,687	19,828	176,487	196,315
Mortgage	479	148	627	25,794	26,421
Installment	235	399	634	12,547	13,181
Residential real estate
Commercial	3,281	26,845	30,126	436,180	466,306
Mortgage	17,460	24,422	41,882	867,555	909,437
HELOC	1,396	667	2,063	259,414	261,477
Installment	1,018	892	1,910	58,540	60,450
Consumer	11,204	2,465	13,669	656,447	670,116
Leases	5	-	5	2,658	2,663
Total loans	$49,393	$209,546	$258,939	$4,491,251	$4,750,190

Recorded Investment By Loan Grade

	December 31, 2011
(In thousands)	5 Rated	6 Rated	Nonaccrual	Pass Rated	Recorded Investment
Commercial , financial and agricultural:	$11,785	$7,628	$40,645	$686,860	$746,918
Commercial real estate:	37,445	10,460	51,978	1,012,926	1,112,809
Construction real estate:
Vision commercial land and development	3,102	-	25,761	2,771	31,634
Remaining commercial	6,982	8,311	25,912	115,242	156,447
Residential real estate:
Commercial	17,120	3,785	44,276	331,748	396,929
Leases	-	-	-	2,102	2,102
Total Commercial Loans	$76,434	$30,184	$188,572	$2,151,649	$2,446,839

	December 31, 2010
(In thousands)	5 Rated	6 Rated	Nonaccrual	Pass Rated	Recorded Investment
Commercial , financial and agricultural:	$26,322	$11,447	$19,276	$683,743	$740,788
Commercial real estate:	57,394	26,992	57,941	1,089,093	1,231,420
Construction real estate:
Vision commercial land and development	10,220	7,941	87,424	66,031	171,616
Remaining commercial	14,021	39,062	27,080	116,152	196,315
Residential real estate:
Commercial	29,206	18,117	60,227	358,756	466,306
Leases	-	-	-	2,663	2,663
Total Commercial Loans	$137,163	$103,559	$251,948	$2,316,438	$2,809,108

TDR Number Of Contracts Modified And Recorded Investment

	12 months ended December 31, 2011
(In thousands)	Number of Contracts	Recorded Investment
Commercial, financial and agricultural	56	$24,100
Commercial real estate	23	7,163
Construction real estate:
Vision commercial land and development	12	4,268
Remaining commercial	24	18,602
Mortgage	1	66
Installment	-	-
Residential real estate:
Commercial	30	29,595
Mortgage	37	5,925
HELOC	2	56
Installment	7	221
Consumer	1	18
Leases	-	-
Total loans	193	$90,014

Recorded Investment In Financing Receivable Modified As TDR Within 12 Months

	12 months ended December 31, 2011
(In thousands)	Number of Contracts	Recorded Investment
Commercial, financial and agricultural	19	$3,878
Commercial real estate	5	2,353
Construction real estate:
Vision commercial land and development	5	3,406
Remaining commercial	4	1,277
Mortgage	1	66
Installment	----	---
Residential real estate:
Commercial	10	20,195
Mortgage	7	1,193
HELOC	1	50
Installment	2	44
Consumer	----	---
Leases	----	---
Total loans	54	$32,462

Allowance For Loan Losses (Tables)	12 Months Ended
Dec. 31, 2011
Allowance For Loan Losses [Abstract]
Allowance Calculation At The Segment Level And Adjusted Beginning Balance For The Allowance For Credit Losses

	Year ended December 31, 2011
	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
(In thousands)

Allowance for credit losses:
Beginning balance	$11,555	$24,369	$70,462	$30,259	$6,925	$5	$143,575
Transfer of loans at fair value	2	150	63	4	-	-	219
Transfer of allowance to held for sale (1)	1,184	4,327	1,998	5,450	141	-	13,100
Charge-offs	18,350	23,063	64,166	20,691	7,612	-	133,882
Recoveries	1,402	1,825	1,463	1,719	2,385	4	8,798
Net Charge-offs	16,948	21,238	62,703	18,972	5,227	(4)	125,084
Provision	23,529	16,885	8,735	9,859	4,273	(9)	63,272
Ending balance	$16,950	$15,539	$14,433	$15,692	$5,830	$-	$68,444

(1)	Transfer of allowance to held for sale was allocated on a pro-rata basis based on the outstanding balance of the loans held for sale.

Activity In The Allowance For Loan Losses

(In thousands)	2010	2009
Average loans	$4,642,478	$4,594,436
Allowance for loan losses:
Beginning balance	$116,717	$100,088
Charge-offs:
Commercial, financial and agricultural	8,484	10,047
Commercial real estate	7,748	5,662
Construction real estate	23,308	21,956
Residential real estate	18,401	11,765
Consumer	8,373	9,583
Lease financing	-	9
Total charge-offs	66,314	59,022
Recoveries:
Commercial, financial and agricultural	1,237	1,010
Commercial real estate	850	771
Construction real estate	813	1,322
Residential real estate	1,429	1,723
Consumer	1,763	2,001
Lease financing	-	3
Total recoveries	6,092	6,830
Net charge-offs	60,222	52,192
Provision for loan losses	87,080	68,821
Ending balance	$143,575	$116,717
Ratio of net charge-offs to average loans	1.30%	1.14%
Ratio of allowance for loan losses to end of period loans	3.03%	2.52%

Composition Of The Allowance For Loan Losses

	December 31, 2011
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total

Allowance for loan losses:
Ending allowance balance attributed to loans
Individually evaluated for impairment	$5,819	$4,431	$3,414	$2,271	$-	$-	$15,935
Collectively evaluated for impairment	11,131	11,108	11,019	13,421	5,830	-	52,509
Total ending allowance balance	$16,950	$15,539	$14,433	$15,692	$5,830	$-	$68,444

Loan Balance:
Loans individually evaluated for impairment	$40,621	$51,978	$50,240	$44,276	$20	$-	$187,135
Loans collectively evaluated for impairment	703,176	1,056,596	167,306	1,584,342	616,485	2,059	4,129,964
Total ending loan balance	$743,797	$1,108,574	$217,546	$1,628,618	$616,505	$2,059	$4,317,099

Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	14.33%	8.52%	6.80%	5.13%	-%	-%	8.52%
Loans collectively evaluated for impairment	1.58%	1.05%	6.59%	0.85%	0.95%	-%	1.27%
Total ending loan balance	2.28%	1.40%	6.63%	0.96%	0.95%	-%	1.59%

Recorded Investment:
Loans individually evaluated for impairment	$40,621	$51,978	$50,240	$44,276	$20	$-	$187,135
Loans collectively evaluated for impairment	706,297	1,060,831	167,856	1,588,147	619,415	2,102	4,144,648
Total ending loan balance	$746,918	$1,112,809	$218,096	$1,632,423	$619,435	$2,102	$4,331,783

	December 31, 2010
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total

Allowance for loan losses:
Ending allowance balance attributed to loans
Individually evaluated for impairment	$3,028	$12,652	$45,312	$5,912	$-	$-	$66,904
Collectively evaluated for impairment	8,527	11,717	25,150	24,347	6,925	5	76,671
Total ending allowance balance	$11,555	$24,369	$70,462	$30,259	$6,925	$5	$143,575

Loan Balance:
Loans individually evaluated for impairment	$19,205	$57,930	$113,571	$60,227	$-	$-	$250,933
Loans collectively evaluated for impairment	718,697	1,168,686	292,909	1,631,982	666,871	2,607	4,481,752
Total ending loan balance	$737,902	$1,226,616	$406,480	$1,692,209	$666,871	$2,607	$4,732,685

Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	15.77%	21.84%	39.90%	9.82%	-	-	26.66%
Loans collectively evaluated for impairment	1.19%	1.00%	8.59%	1.49%	1.04%	0.19%	1.71%
Total ending loan balance	1.57%	1.99%	17.33%	1.79%	1.04%	0.19%	3.03%

Recorded Investment:
Loans individually evaluated for impairment	$19,205	$57,930	$113,571	$60,227	$-	$-	$250,933
Loans collectively evaluated for impairment	721,583	1,173,490	293,962	1,637,443	670,116	2,663	4,499,257
Total ending loan balance	$740,788	$1,231,420	$407,533	$1,697,670	$670,116	$2,663	$4,750,190

Premises And Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Major Categories Of Premises And Equipment

December 31 (In thousands)	2011	2010
Land	$18,151	$23,827
Buildings	69,690	78,185
Equipment, furniture and fixtures	59,037	61,086
Leasehold improvements	4,283	6,031
Total	$151,161	$169,129
Less accumulated depreciation	(97,420)	(99,562)
Premises and Equipment, Net	$53,741	$69,567

Schedule Of The Future Minimum Rental Payments

(In thousands)
2012	$1,448
2013	1,104
2014	910
2015	714
2016	457
Thereafter	961
Total	$5,594

Deposits (Tables)	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Summary Of Noninterest Bearing And Interest Bearing Deposits

December 31 (In thousands)	2011	2010
Noninterest bearing	$995,733	$937,719
Interest bearing	3,469,381	4,157,701
Total	$4,465,114	$5,095,420

Maturities Of Time Deposits

(In thousands)
2012	$1,035,594
2013	236,549
2014	98,045
2015	66,353
2016	61,019
After 5 years	1,545
Total	$1,499,105

Maturities Of Time Deposits Less Than 100K

December 31 (In thousands)
3 months or less	$171,090
Over 3 months through 6 months	122,481
Over 6 months through 12 months	186,793
Over 12 months	158,581
Total	$638,945

Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2011
Short-Term Borrowings [Abstract]
Schedule Of Short-Term Borrowings

December 31 (In thousands)	2011	2010
Securities sold under agreements to repurchase and federal funds purchased	$240,594	$279,669
Federal Home Loan Bank advances	23,000	384,000
Total short-term borrowings	$263,594	$663,669

Repurchase agreements and Federal Funds Purchased	Federal Home Loan Bank Advances	Demand Notes Due U.S. Treasury and Other
2011:
Ending balance	$240,594	$23,000	$—
Highest month-end balance	265,412	232,000	—
Average daily balance	246,145	51,392	—
Weighted-average interest rate:
As of year-end	0.29%	0.40%	—
Paid during the year	0.30%	0.18%	—
2010:
Ending balance	$279,669	$384,000	$—
Highest month-end balance	295,467	384,000	—
Average daily balance	269,260	31,679	—
Weighted-average interest rate:
As of year-end	0.32%	0.19%	—
Paid during the year	0.39%	0.39%	—

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

December 31,	2011		2010
(In thousands)	Outstanding Balance	Average Rate	Outstanding Balance	Average Rate
Total Federal Home Loan Bank advances by year of maturity:
2011	$-	-	$16,460	1.99%
2012	15,500	2.09%	15,500	2.09%
2013	75,500	1.11%	500	4.03%
2014	75,500	1.61%	500	4.23%
2015	51,000	2.00%	-	-
2016	1,000	2.05%	-	-
Thereafter	303,314	3.02%	302,342	3.02%
Total	$521,814	2.41%	$335,302	2.93%
Total broker repurchase agreements by year of maturity:
2016	$75,000	4.05%	$75,000	4.05%
Thereafter	225,000	4.03%	225,000	4.03%
Total	$300,000	4.04%	$300,000	4.04%
Other borrowings by year of maturity:
2011	$-	-	$63	7.97%
2012	69	7.97%	69	7.97%
2013	74	7.97%	74	7.97%
2014	81	7.97%	81	7.97%
2015	87	7.97%	87	7.97%
2016	94	7.97%	94	7.97%
Thereafter	963	7.97%	963	7.97%
Total	$1,368	7.97%	$1,431	7.97%
Total combined long-term debt by year of maturity:
2011	$-	-	$16,523	2.01%
2012	15,569	2.12%	15,569	2.12%
2013	75,574	1.11%	574	4.54%
2014	75,581	1.62%	581	4.75%
2015	51,087	2.01%	87	7.97%
2016	76,094	4.03%	75,094	4.05%
Thereafter	529,277	3.46%	528,305	3.46%
Total	$823,182	3.01%	$636,733	3.46%

Stock Option Plan (Tables)	12 Months Ended
Dec. 31, 2011
Stock Option Plan [Abstract]
Schedule Of Activity In 2005 Plan

	Number	Weighted Average Exercise Price per Share
January 1, 2011	78,075	$74.96
Granted	—	—
Exercised	—	—
Forfeited/Expired	4,055	74.96
December 31, 2011	74,020	$74.96
Exercisable at year end		74,020
Weighted-average remaining contractual life		0.94years
Aggregate intrinsic value		$0

Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Benefit Plans [Abstract]
Plan Assets And Benefit Obligation Activity

(In thousands)	2011	2010
Change in fair value of plan assets
Fair value at beginning of measurement period	$85,464	$75,815
Actual return on plan assets	1,813	11,296
Company contributions	14,000	2,000
Benefits paid	(4,696)	(3,647)
Fair value at end of measurement period	$96,581	$85,464

Change in benefit obligation
Projected benefit obligation at beginning of measurement period	$74,164	$60,342
Service cost	4,557	3,671
Interest cost	3,967	3,583
Actuarial loss	3,515	10,215
Benefits paid	(4,696)	(3,647)
Projected benefit obligation at the end of measurement period	$81,507	$74,164
Funded status at end of year (assets less benefit obligation)	$15,074	$11,300

Asset Allocation For The Pension Plan By Asset Category

		Percentage of Plan Assets
Asset category	Target Allocation	2011	2010
Equity securities	50% - 100%	80%	86%
Fixed income and cash equivalents	remaining balance	20%	14%
Total		100%	100%

Weighted Average Assumptions Used To Determine Benefit Obligations

	2011	2010
Discount rate	5.18%	5.50%
Rate of compensation increase	3.00%	3.00%

Estimated Future Pension Benefit Payments
2012	$5,535
2013	4,999
2014	5,543
2015	6,259
2016	6,284
2017-2021	37,823
Total	$66,443

Balances Of Accumulated Other Comprehensive Income (Loss)

(In thousands)	2011	2010
Prior service cost	$(74)	$(93)
Net actuarial loss	(32,163)	(24,410)
Total	(32,237)	(24,503)
Deferred taxes	11,283	8,576
Accumulated other comprehensive loss	$(20,954)	$(15,927)

Components Of Net Periodic Benefit Cost And Other Amounts Recognized In Other Comprehensive Income (Loss)

(In thousands)	2011	2010	2009
Components of net periodic benefit cost and other amounts recognized in other comprehensive income (Loss)
Service cost	$(4,557)	$(3,671)	$(3,813)
Interest cost	(3,967)	(3,583)	(3,432)
Expected return on plan assets	7,543	5,867	4,487
Amortization of prior service cost	(19)	(22)	(34)
Recognized net actuarial loss	(1,411)	(1,079)	(2,041)
Net periodic benefit cost	$(2,411)	$(2,488)	$(4,833)
Change to net actuarial (loss)/gain for the period	$(9,164)	$(4,835)	$7,591
Amortization of prior service cost	19	22	34
Amortization of net loss	1,411	1,079	2,041
Total recognized in other comprehensive (loss)/income	(7,734)	(3,734)	9,666
Total recognized in net benefit cost and other comprehensive (loss)/income	$(10,145)	$(6,222)	$4,833

Weighted Average Assumptions Used To Determine Net Periodic Benefit Cost

	2011	2010
Discount Rate	5.50%	6.00%
Rate of compensation increase	3.00%	3.00%
Expected long-term return on plan assets	7.75%	7.75%

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Components Of The Corporation's Deferred Tax Assets And Liabilities

December 31 (In thousands)	2011	2010
Deferred tax assets:
Allowance for loan losses	$23,956	$52,418
Accumulated other comprehensive loss – Interest rate swap	296	572
Accumulated other comprehensive loss – pension plan	11,283	8,576
Intangible assets	1,523	2,156
Deferred compensation	3,733	4,123
OREO devaluations	6,364	7,171
State net operating loss carryforwards	-	2,812
Other	5,220	4,988
Loans held for sale fair value adjustment	4,585	-
Tax credit carryforwards	1,269	-
Valuation allowance	-	(1,491)
Total deferred tax assets	$58,229	$81,325
Deferred tax liabilities:
Accumulated other comprehensive income – Unrealized gains on securities	$6,824	$8,142
Deferred investment income	10,199	10,199
Pension plan	21,567	16,835
Mortgage servicing rights	3,255	3,671
Purchase accounting adjustments	943	2,150
Other	2,006	2,176
Total deferred tax liabilities	$44,794	$43,173
Net deferred tax assets	$13,435	$38,152

Components Of The Provision For Federal And State Income Taxes

December 31, (In thousands)	2011	2010	2009
Currently payable
Federal	$5,949	$26,130	$32,148
State	-	109	(273)

Deferred
Federal	22,378	(8,333)	(6,745)
State	8,382	(3,564)	(2,187)

Valuation allowance
Federal	-	-	-
State	(2,294)	2,294	-
Total	$34,415	$16,636	$22,943

Reconciliation Of Federal Income Tax Expense

December 31	2011	2010	2009

Statutory federal corporate tax rate	35.0%	35.0%	35.0%
Changes in rates resulting from:
Tax exempt interest income, net of disallowed interest	(1.0)%	(1.7)%	(1.3)%
Bank owned life insurance	(1.5)%	(2.3)%	(1.8)%
Tax credits (low income housing)	(5.2)%	(6.7)%	(4.8)%
State income tax expense, net of federal benefit	4.7%	(3.0)%	(1.6)%
Valuation allowance, net of federal benefit	(1.3)%	2.0%	-
Other	(1.2)%	(1.0)%	(1.9)%
Effective tax rate	29.5%	22.3%	23.6%

Reconciliation Of The Beginning And Ending Amount Of Unrecognized Tax Benefits

(In thousands)	2011	2010	2009
January 1 Balance	$477	$595	$783
Additions based on tax positions related to the current year	70	69	64
Additions for tax positions of prior years	1	7	----
Reductions for tax positions of prior years	(3)	(131)	(189)
Reductions due to statute of limitations	(60)	(63)	(63)
December 31 Balance	$485	$477	$595

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss) Components And Related Taxes

Year ended December 31, (In thousands)	Before-Tax Amount	Tax Effect	Net-of-Tax Amount
2011:
Unrealized gains on available-for-sale securities	$25,063	$8,772	$16,291
Reclassification adjustment for gains realized in net income	(28,829)	(10,090)	(18,739)
Unrealized net holding gain on cash flow hedge	788	276	512
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(7,734)	(2,707)	(5,027)
Other comprehensive loss	$(10,712)	$(3,749)	$(6,963)
2010:
Unrealized losses on available-for-sale securities	$(11,218)	$(3,926)	$(7,292)
Reclassification adjustment for gains realized in net income	(11,864)	(4,152)	(7,712)
Unrealized net holding loss on cash flow hedge	(151)	(53)	(98)
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(3,734)	(1,307)	(2,427)
Other comprehensive loss	$(26,967)	$(9,438)	$(17,529)
2009:
Unrealized gains on available-for-sale securities	$5,012	$1,754	$3,258
Reclassification adjustment for gains realized in net income	(7,340)	(2,569)	(4,771)
Unrealized net holding gain on cash flow hedge	454	159	295
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	9,666	3,383	6,283
Other comprehensive income	$7,792	$2,727	$5,065

Component Of Accumulated Other Comprehensive Income (Loss)

(In thousands)	2011	2010
Pension benefit adjustments	$(20,954)	$(15,927)
Unrealized net holding loss on cash flow hedge	(550)	(1,062)
Unrealized net holding gains on AFS securities	12,673	15,121
Total accumulated other comprehensive income (loss)	$(8,831)	$(1,868)

Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Common Share [Abstract]
Summary Of Computation Of Basic And Diluted Earnings Per Common Share

Year ended December 31 (In thousands, except per share data)	2011	2010	2009
Numerator:
Net income available to common shareholders	$76,284	$52,294	$68,430
Denominator:
Basic earnings per common share:
Weighted-average shares	15,400,155	15,152,692	14,206,335
Effect of dilutive securities – stock options and warrants	1,291	3,043	-
Diluted earnings per common share:
Adjusted weighted-average shares and assumed conversions	15,401,446	15,155,735	14,206,335
Earnings per common share:
Basic earnings per common share	$4.95	$3.45	$4.82
Diluted earnings per common share	$4.95	$3.45	$4.82

Financial Instruments With Off-Balance Sheet Risk And Financial Instruments With Concentrations Of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments With Off-Balance Sheet Risk And Financial Instruments With Concentrations Of Credit Risk [Abstract]
Amounts Of Off-Balance Sheet Financial Instruments With Credit Risk

December 31 (In thousands)	2011	2010
Loan commitments	$809,140	$716,598
Standby letters of credit	18,772	24,462

Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2011
Loan Servicing [Abstract]
Activity For MSRs And Related Valuation Allowance

December 31 (In thousands)	2011	2010
Mortgage servicing rights:
Carrying amount, net, beginning of year	$10,488	$10,780
Additions	1,659	3,062
Amortization	(2,573)	(3,180)
Change in valuation allowance	(273)	(174)
Carrying amount, net, end of year	$9,301	$10,488
Valuation allowance:
Beginning of year	$748	$574
Additions expensed	273	174
End of year	$1,021	$748

Fair Values (Tables)	12 Months Ended
Dec. 31, 2011
Fair Values [Abstract]
Assets And Liabilities Measured At Fair Value On A Recurring Basis

Fair Value Measurements at December 31, 2011 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2011
Assets
Investment Securities
Obligations of U.S. Treasury and Other U.S. Government Sponsored Entities	$-	$371,657	$-	$371,657
Obligations of States and Political Subdivisions	-	2,660	-	2,660
U.S. Government Sponsored Entities' Asset-Backed Securities	-	444,295	-	444,295
Equity Securities	1,270	-	763	2,033
Mortgage Loans Held for Sale	-	11,535	-	11,535
Mortgage IRLCs	-	251	-	251

Liabilities
Interest Rate Swap	$-	$846	$-	$846
Fair value swap	-	-	700	700

Fair Value Measurements at December 31, 2010 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2010
Assets
Investment Securities
Obligations of U.S. Treasury and Other U.S. Government Sponsored Entities	$-	$273,313	$-	$273,313
Obligations of States and Political Subdivisions	-	8,446	2,598	11,044
U.S. Government Sponsored Entities' Asset-Backed Securities	-	1,011,412	-	1,011,412
Equity Securities	1,008	-	745	1,753
Mortgage Loans Held for Sale	-	8,340	-	8,340
Mortgage IRLCs	-	166	-	166

Liabilities
Interest Rate Swap	$-	$1,634	$-	$1,634
Fair value swap	-	-	60	60

Reconciliation Of Level 3 Inputs For Financial Instruments Measured On Recurring Basis

Level 3 Fair Value Measurements
(In thousands)	Obligations of States and Political Subdivisions	Equity Securities	Fair Value Swap
Balance, at December 31, 2010	$2,598	$745	$(60)
Total Gains/(Losses)
Included in earnings - realized	-	-	-
Included in earnings - unrealized	(128)	-	-
Included in other comprehensive income	-	18	-
Purchases, sales, issuances and settlements, other, net	(2,470)	-	-
Re-evaluation of fair value swap	-	-	(640)
Balance December 31, 2011	$-	$763	$(700)

Balance, at December 31, 2009	$2,751	$-	$(500)
Total Gains/(Losses)
Included in earnings - realized	-	-	-
Included in earnings - unrealized	-	-	-
Included in other comprehensive income	(43)	-	-
Purchases, sales, issuances and settlements, other, net	(110)	-	-
Settlements	-	-	440
Transfers in and/or out of Level 3	-	745	-
Balance December 31, 2010	$2,598	$745	$(60)

Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis

Fair Value Measurements at December 31, 2011 Using:
(In thousands)	(Level 1)	(Level 2)	(Level 3)	Balance at December 31, 2011
Impaired Loans:
Commercial, financial and Agricultural	$-	$-	$19,931	$19,931
Commercial real estate	-	-	24,859	24,859
Construction real estate:
Vision commercial land and development	-	-	21,228	21,228
Remaining commercial	-	-	8,860	8,860
Residential real estate	-	-	12,935	12,935
Total impaired loans	$-	$-	$87,813	$87,813
Mortgage Servicing Rights	-	5,815	-	5,815
Other Real Estate Owned	-	-	42,272	42,272

Fair Value Measurements at December 31, 2010 Using:
(In thousands)	(Level 1)	(Level 2)	(Level 3)	Balance at December 31, 2010
Impaired Loans:
Commercial, financial and agricultural	$-	$-	$8,276	$8,276
Commercial real estate	-	-	32,229	32,229
Construction real estate:
Vision commercial land and development	-	-	42,274	42,274
Remaining commercial	-	-	10,465	10,465
Residential real estate	-	-	16,399	16,399
Total impaired loans	$-	$-	$109,643	$109,643
Mortgage Servicing Rights	-	3,813	-	3,813
Other Real Estate Owned	-	-	41,709	41,709

Fair Value Of Financial Instruments

(In thousands)	December 31, 2011		December 31, 2010
Financial Assets:	Carrying Value	Fair Value	Carrying Value	Fair Value
Cash and Money Market Instruments	$157,486	$157,486	$133,780	$133,780
Investment Securities	1,640,869	1,655,219	1,971,092	1,983,636
Accrued Interest Receivable	19,697	19,697	24,137	24,137
Mortgage Loans Held for Sale	11,535	11,535	8,340	8,340
Impaired Loans Carried at Fair Value	87,813	87,813	109,643	109,643
Other Loans	4,149,307	4,167,224	4,471,127	4,490,855
Loans Receivable, Net	$4,248,655	$4,266,572	$4,589,110	$4,608,838
Assets held for sale	$382,462	$382,462	$-	$-
Financial Liabilities:
Noninterest Bearing Checking	995,733	995,733	$937,719	$937,719
Interest Bearing Transactions Accounts	1,037,385	1,037,385	1,283,159	1,283,159
Savings	931,526	931,526	899,288	899,288
Time Deposits	1,499,105	1,506,075	1,973,903	1,990,163
Other	1,365	1,365	1,351	1,351
Total Deposits	$4,465,114	$4,472,084	$5,095,420	$5,111,680
Short-Term Borrowings	$263,594	$263,594	$663,669	$663,669
Long-Term Debt	823,182	915,274	636,733	699,080
Subordinated Debentures/Notes	75,250	68,601	75,250	63,099
Accrued Interest Payable	4,916	4,916	6,123	6,123
Liabilities held for sale	536,186	536,991	-	-
Derivative Financial Instruments:
Interest Rate Swap	$846	$846	$1,634	$1,634
Fair value swap	700	700	60	60

Capital Ratios (Tables)	12 Months Ended
Dec. 31, 2011
Capital Ratios [Abstract]
Capital Ratios For Park And Each Subsidiary

	2011			2010
	Tier 1 Risk-Based	Total Risk-Based	Leverage	Tier 1 Risk-Based	Total Risk-Based	Leverage
Park National Bank	9.52%	11.46%	6.58%	9.43%	11.38%	6.68%
Vision Bank	23.42%	24.72%	15.89%	11.75%	13.12%	9.12%
Park	14.15%	16.65%	9.81%	13.24%	15.71%	9.54%

Various Measures Of Capital For Park And Each Of PNB And VB

			To Be Adequately Capitalized		To Be Well Capitalized
(In thousands)	Actual Amount	Ratio	Amount	Ratio	Amount	Ratio
At December 31, 2011
Total Risk-Based Capital (to risk-weighted assets)
PNB	$498,367	11.46%	$347,972	8.00%	$434,965	10.00%
VB (1)	115,637	24.72%	37,427	8.00%	46,784	10.00%
Park	812,286	16.65%	390,270	8.00%	487,837	10.00%
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$413,870	9.52%	$173,986	4.00%	$260,979	6.00%
VB	109,566	23.42%	18,714	4.00%	28,071	6.00%
Park	690,419	14.15%	195,135	4.00%	292,702	6.00%
Leverage Ratio (to average total assets)
PNB	$413,870	6.58%	$251,691	4.00%	$314,614	5.00%
VB (1)	109,566	15.89%	27,588	4.00%	34,485	5.00%
Park	690,419	9.81%	281,506	4.00%	351,882	5.00%

At December 31, 2010
Total Risk-Based Capital (to risk-weighted assets)
PNB	$495,668	11.38%	$348,452	8.00%	$435,565	10.00%
VB (Restated) (1)(2)	80,305	13.12%	48,966	8.00%	61,208	10.00%
Park (Restated)	786,214	15.71%	400,307	8.00%	500,384	10.00%
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$410,879	9.43%	$174,226	4.00%	$261,339	6.00%
VB (Restated)	71,897	11.75%	24,483	4.00%	36,725	6.00%
Park (Restated)	662,390	13.24%	200,154	4.00%	300,230	6.00%
Leverage Ratio (to average total assets)
PNB	$410,879	6.68%	$246,084	4.00%	$307,605	5.00%
VB (Restated) (1)(2)	71,897	9.12%	31,520	4.00%	39,400	5.00%
Park (Restated)	662,390	9.54%	277,817	4.00%	347,271	5.00%

(1)	Park management had agreed to maintain Vision Bank's total risk-based capital at 16.00% and the leverage ratio at 12.00%.
(2)	As a result of the financial statement restatement for the year ended December 31, 2010, Vision Bank's December 31, 2010 total risk-based capital ratio declined from 19.55% to 13.12% and its leverage ratio declined from 14.05% to 9.12%.

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Schedule Of Operating Results By Segment

Operating results for the year ended December 31, 2011 (In thousands)
	PNB	VB	All Other	Total
Net interest income	$236,282	$27,078	$9,874	$273,234
Provision for loan losses	30,220	31,052	2,000	63,272
Other income (loss)	90,982	6,617	(2,689)	94,910
Other expense	146,235	31,379	10,703	188,317
Income (loss) before taxes	150,809	(28,736)	(5,518)	116,555
Income taxes (benefit)	43,958	(6,210)	(3,333)	34,415
Net income (loss)	$106,851	$(22,526)	$(2,185)	$82,140
Balances at December 31, 2011
Assets	$6,281,747	$650,935	$39,563	$6,972,245
Assets held for sale (1)	--	382,462	--	382,462
Loans	4,172,424	123,883	20,792	4,317,099
Deposits	4,611,646	32	(146,564)	4,465,114
Liabilities held for sale (2)	--	536,186	--	536,186

Operating results for the year ended December 31, 2010 (In thousands)
	PNB	VB	All Other	Total
Net interest income	$237,281	$27,867	$8,896	$274,044
Provision for loan losses	23,474	61,407	2,199	87,080
Other income (loss)	80,512	(6,024)	392	74,880
Other expense	144,051	31,623	11,433	187,107
Income (loss) before taxes	150,268	(71,187)	(4,344)	74,737
Income taxes (benefit)	47,320	(25,773)	(4,911)	16,636
Net income (loss)	$102,948	$(45,414)	$567	$58,101
Balances at December 31, 2010
Assets	$6,495,558	$791,945	$(5,242)	$7,282,261
Loans	4,074,775	640,580	17,330	4,732,685
Deposits	4,622,693	633,432	(160,705)	5,095,420

Operating results for the year ended December 31, 2009 (In thousands)
	PNB	VB	All Other	Total
Net interest income	$236,107	$25,634	$11,750	$273,491
Provision for loan losses	22,339	44,430	2,052	68,821
Other income (loss)	82,770	(2,047)	467	81,190
Other expense	148,048	28,091	12,586	188,725
Income (loss) before taxes	148,490	(48,934)	(2,421)	97,135
Income taxes (benefit)	47,032	(18,824)	(5,265)	22,943
Net income (loss)	$101,458	$(30,110)	$2,844	$74,192
Balances at December 31, 2009
Assets	$6,182,257	$897,981	$(39,909)	$7,040,329
Loans	3,950,599	677,018	12,815	4,640,432
Deposits	4,670,113	688,900	(170,961)	5,188,052

(1)	The assets held for sale represent the loans and other assets at Vision Bank that will be sold in the first quarter of 2012.
(2)	The liabilities held for sale represent the deposits and other liabilities at Vision Bank that will be sold in the first quarter of 2012.

Reconciliation Of Financial Information

	2011
(In thousands)	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$263,360	$7,562	$170,052	$37,748	$6,932,682	$4,611,678
Elimination of intersegment items	-	-	-	-	(57,286)	(146,564)
Parent Co. & GFSC totals - not eliminated	9,874	21	10,682	(3,333)	96,849	-
Totals	$273,234	$7,583	$180,734	$34,415	$6,972,245	$4,465,114

	2010
	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$265,148	$7,109	$168,565	$21,547	$7,287,503	$5,256,125
Elimination of intersegment items	-	-	-	-	(77,876)	(160,705)
Parent Co. & GFSC totals - not eliminated	8,896	17	11,416	(4,911)	72,634	-
Totals	$274,044	$7,126	$179,981	$16,636	$7,282,261	$5,095,420

	2009
	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$261,741	$7,451	$168,688	$28,208	$7,080,238	$5,359,013
Elimination of intersegment items	-	-	-	-	(114,214)	(170,961)
Parent Co. & GFSC totals - not eliminated	11,750	22	12,564	(5,265)	74,305	-
Totals	$273,491	$7,473	$181,252	$22,943	$7,040,329	$5,188,052

Parent Company Statements (Tables)	12 Months Ended
Dec. 31, 2011
Parent Company Statements [Abstract]
Parent Company Schedule Balance Sheets

Balance Sheets
	December 31,
(In thousands)	2011	2010
Assets:
Cash	$140,607	$160,011
Investment in subsidiaries	602,270	601,201
Debentures receivable from subsidiary banks	5,000	5,000
Other investments	2,280	1,451
Other assets	90,438	69,845
Total assets	$840,595	$837,508

Liabilities:
Dividends payable	$-	$-
Subordinated notes	50,250	50,250
Other liabilities	47,981	57,550
Total liabilities	98,231	107,800
Total stockholders' equity	742,364	729,708
Total liabilities and stockholders' equity	$840,595	$837,508

Parent Company Schedule Statements Of Income

Statements of Income
	For the Years ended December 31,
(in thousands)	2011	2010	2009
Income:
Dividends from subsidiaries	$105,000	$80,000	$75,000
Interest and dividends	4,669	4,789	4,715
Other	(2,653)	411	489
Total income	107,016	85,200	80,204
Expense:
Other, net	11,721	12,632	10,322
Total expense	11,721	12,632	10,322
Income before federal taxes and equity in undistributed losses of subsidiaries	95,295	72,568	69,882
Federal income tax benefit	4,799	5,993	6,210
Income before equity in undistributed losses of subsidiaries	100,094	78,561	76,092
Equity in undistributed losses of subsidiaries	(17,954)	(20,460)	(1,900)
Net income	$82,140	$58,101	$74,192

Parent Company Schedule Statement Of Cash Flows

Statements of Cash Flows
	For the Years ended December 31,
(In thousands)	2011	2010	2009
Operating activities:
Net income	$82,140	$58,101	$74,192
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed losses of subsidiaries	17,954	20,460	1,900
Other than temporary impairment charge, investments	(560)	23	140
(Increase) decrease in other assets	(20,204)	7,321	(18,420)
(Decrease) increase in other liabilities	(9,575)	(3,763)	24,178
Net cash provided by operating activities	69,755	82,142	81,990

Investing activities:
Purchase of investment securities	(250)	-	(113)
Capital contribution to subsidiary	(26,000)	(52,000)	(37,000)
Repayment of debentures receivable from subsidiaries	-	2,500	-
Net cash used in investing activities	(26,250)	(49,500)	(37,113)

Financing activities:
Cash dividends paid	(62,907)	(62,076)	(58,035)
Proceeds from issuance of common stock and warrants	-	33,541	53,475
Proceeds from issuance of subordinated notes	-	-	35,250
Cash payment for fractional shares	(2)	(4)	(2)
Proceeds from issuance of preferred stock	-	-	-
Net cash (used in) provided by financing activities	(62,909)	(28,539)	30,688
(Decrease) increase in cash	(19,404)	4,103	75,565
Cash at beginning of year	160,011	155,908	80,343
Cash at end of year	$140,607	$160,011	$155,908

Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Dec. 23, 2008	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Line Items]
Average required reserve balance		$ 38,100,000	$ 37,800,000
Mortgage loans held for sale		11,535,000	8,340,000
Amortized mortgage servicing rights		9,301,000	10,488,000	10,780,000
Goodwill and other intangible assets		74,800,000	78,400,000	81,800,000
Accumulated amortization of core deposit intangibles		19,600,000	16,100,000
Preferred stock value	100,000,000	98,146,000	97,290,000
Preferred shares per share liquidation preference	$ 1,000
Warrants issued to U.S. Treasury	227,376	227,376
Discount on preferred shares		4,300,000
Common stock granted		7,020	7,020	7,020
Buildings [Member]
Accounting Policies [Line Items]
Useful life years maximum		30
Equipment, Furniture And Fixtures [Member]
Accounting Policies [Line Items]
Useful life years minimum		3
Useful life years maximum		12
Leasehold Improvements [Member]
Accounting Policies [Line Items]
Useful life years minimum		1
Useful life years maximum		10
Capital Purchase Program (CPP) [Member]
Accounting Policies [Line Items]
Issue of Senior Preferred Shares	100,000
Preferred stock value	100,000,000
Cumulative Preferred Stock Dividend Percentage [Member]
Accounting Policies [Line Items]
Preferred stock cumulative dividend percent rate		5.00%
Revised Cumulative Preferred Stock Dividend Percentage [Member]
Accounting Policies [Line Items]
Preferred stock cumulative dividend percent rate		9.00%
Cumulative Preferred Stock [Member]
Accounting Policies [Line Items]
Preferred stock value		95,700,000
Warrants [Member]
Accounting Policies [Line Items]
Value of warrants		$ 4,300,000

Summary Of Significant Accounting Policies (Depreciable Lives Over Which Premises And Equipment Are Depreciated) (Details)	12 Months Ended
Dec. 31, 2011 years
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, depreciable lives, minimum	5
Premises and equipment, depreciable lives, maximum	50
Equipment, Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, depreciable lives, minimum	3
Premises and equipment, depreciable lives, maximum	20
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, depreciable lives, minimum	1
Premises and equipment, depreciable lives, maximum	10

Summary Of Significant Accounting Policies (Activity In Goodwill And Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill And Intangible Assets [Abstract]
Goodwill, Beginning Balance	$ 72,334	$ 72,334	$ 72,334
Goodwill, Ending Balance	72,334	72,334	72,334
Core Deposit Intangibles, Beginning Balance	6,043	9,465	13,211
Core Deposit Intangibles, Amortization	(3,534)	(3,422)	(3,746)
Core Deposit Intangibles, Ending Balance	2,509	6,043	9,465
Total Goodwill and Core Deposit Intangibles, Beginning Balance	78,377	81,799	85,545
Amortization of intangibles	(3,534)	(3,422)	(3,746)
Total Goodwill and Core Deposit Intangibles, Ending Balance	$ 74,843	$ 78,377	$ 81,799

Summary Of Significant Accounting Policies (Schedule Of Core Deposit Intangibles Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Goodwill And Intangible Assets [Abstract]
2012	$ 2,172
2013	337
Total	$ 2,509

Summary Of Significant Accounting Policies (Net Cash Provided By Operating Activities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Abstract]
Interest paid on deposits and other borrowings	$ 59,552	$ 74,680	$ 96,204
Income taxes paid	$ 17,700	$ 24,600	$ 30,660

Summary Of Significant Accounting Policies (Non-Cash Items Included In Cash Provided By Operating Activities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Abstract]
Transfer of Other Real Estate	$ 36,209	$ 35,507	$ 35,902

Sale Of Vision Bank (Narrative) (Details) (USD $)	12 Months Ended					0 Months Ended
	Dec. 31, 2011	Nov. 16, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Feb. 16, 2012 Vision Bank [Member]	Dec. 31, 2011 Vision Bank [Member]	Dec. 31, 2011 SE Property Holdings, LLC [Member]
Business acquisition date	November 16, 2011
Business acquisition, cash paid		$ 27,900,000
Nonperforming loans	101,000,000
Performing loans	23,000,000					354,000,000
Loans acquired sold at discount	13,100,000
Allowance for loan losses	$ 68,444,000		$ 143,575,000	$ 116,717,000	$ 100,088,000		$ 23,800,000	$ 10,700,000

Sale Of Vision Bank (Schedule Of Assets Purchased And Liabilities Assumed In Vision Bank Disposition) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash and due from banks	$ 137,770	$ 109,058
Loans	4,317,099	4,732,685	4,640,432
Allowance for loan losses	(68,444)	(143,575)	(116,717)	(100,088)
Net loans	4,248,655	4,589,110
Fixed assets	53,741	69,567
Other assets	857,631	519,580
Total assets	6,972,245	7,282,261	7,040,329
Deposits	4,465,114	5,095,420	5,188,052
Other Liabilities	602,741	81,481
Total liabilities	6,229,881	6,552,553
Assets Held-For-Sale [Member]
Cash and due from banks	6,766
Loans	369,044
Allowance for loan losses	(13,100)
Net loans	355,944
Fixed assets	14,861
Other assets	4,891
Total assets	382,462
Liabilities Held-For-Sale [Member]
Deposits	532,598
Other Liabilities	3,588
Total liabilities	$ 536,186

Investment Securities (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended												3 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011	Dec. 31, 2011 U.S. Treasury And Sponsored Entities Callable Notes [Member]	Dec. 31, 2011 U.S. Treasury And Sponsored Entities Discount Notes [Member]	Dec. 31, 2011 Collateralized Mortgage-Backed Securities [Member]	Dec. 31, 2011 Residential Mortgage-Backed Securities [Member]	Dec. 31, 2011 U.S. Government Sponsored Entities Asset-Backed Securities [Member]	Jun. 30, 2011 U.S. Government Sponsored Entities Asset-Backed Securities [Member]	Mar. 31, 2011 U.S. Government Sponsored Entities Asset-Backed Securities [Member]	Dec. 31, 2010 U.S. Government Sponsored Entities Asset-Backed Securities [Member]	Dec. 31, 2011 U.S. Government Sponsored Entity Mortgage-Backed Securities [Member]	Sep. 30, 2011 U.S. Government Sponsored Entity Mortgage-Backed Securities [Member]	Jun. 30, 2011 U.S. Government Sponsored Entity Mortgage-Backed Securities [Member]	Dec. 31, 2010 U.S. Government Sponsored Entity Mortgage-Backed Securities [Member]	Dec. 31, 2009 U.S. Government Sponsored Entity Mortgage-Backed Securities [Member]	Mar. 31, 2011 U.S. Government Agency Mortgage-Backed Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale securities						$ 269,100,000	$ 100,900,000				$ 191,000,000	$ 105,400,000		$ 45,700,000	$ 212,800,000		$ 460,200,000	$ 204,300,000
Other than temporary impairment on investment securities			23,000	613,000
Number in years until U.S. government residential mortgage-backed securities mature		15
Amortized cost of securities available-for-sale	801,147,000	801,147,000	1,274,258,000					0	427,300,000	427,300,000			990,204,000
Amortized cost of securities held-to-maturity								818,200,000	100,000
Federal reserve bank stock	6,900,000	6,900,000	6,900,000
Federal home loan bank stock	60,700,000	60,700,000	61,800,000
Callable securities final maturity in years, minimum		9
Callable securities final maturity in years, maximum	10	10
Federal Home Loan Bank (FHLB) advance borrowings	1,548,000,000	1,548,000,000	1,481,000,000
money pledged for government and trust department deposits	813,000,000	813,000,000	736,000,000
money pledged to secure repurchase agreements	669,000,000	669,000,000	668,000,000
Percentage of amount greater than shareholder's equity			10.00%
Proceeds from sale of investment securities		610,000,000
Proceeds from sale of investment securities, pre-tax gain		28,800,000
Money pledged as collateral for FHLB advance borrowings	66,000,000	66,000,000	77,000,000
Available-for-sale securities, pre-tax gain	19,530,000	19,530,000	34,740,000							16,995,000			30,633,000		3,500,000	15,400,000	11,900,000	7,300,000	6,600,000
Municipal securities sold	900,000	900,000			1,000,000
Held-to-maturity securities	820,224,000	820,224,000	673,570,000											24,300,000
Held-to-maturity securities, pretax gain														3,400,000
Municipal securities, pretax gain	$ 15,000

Investment Securities (Schedule Of Investment Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Securities Available-for-Sale, Amortized Cost	$ 801,147	$ 1,274,258
Securities Available-for-Sale, Gross Unrealized Holdings Gains	19,530	34,740
Securities Available-for-Sale, Gross Unrealized Holding Losses	32	11,476
Securities Available-for-Sale, Estimated Fair Value	820,645	1,297,522
Securities Held-to-Maturity, Amortized Cost	820,224	673,570
Securities Held-to-Maturity, Gross Unrealized Holding Gains	14,382	17,164
Securities Held-to-Maturity, Gross Unrecognized Holding Losses	32	4,620
Securities Held-to-Maturity, Estimated Fair Value	834,574	686,114
Obligations Of U.S. Treasury And Other U.S. Government Sponsored Entities [Member]
Schedule of Investments [Line Items]
Securities Available-for-Sale, Amortized Cost	370,043	272,301
Securities Available-for-Sale, Gross Unrealized Holdings Gains	1,614	2,968
Securities Available-for-Sale, Gross Unrealized Holding Losses		1,956
Securities Available-for-Sale, Estimated Fair Value	371,657	273,313
Obligations Of States And Political Subdivisions [Member]
Schedule of Investments [Line Items]
Securities Available-for-Sale, Amortized Cost	2,616	10,815
Securities Available-for-Sale, Gross Unrealized Holdings Gains	44	281
Securities Available-for-Sale, Gross Unrealized Holding Losses		52
Securities Available-for-Sale, Estimated Fair Value	2,660	11,044
Securities Held-to-Maturity, Amortized Cost	1,992	3,167
Securities Held-to-Maturity, Gross Unrealized Holding Gains	5	7
Securities Held-to-Maturity, Gross Unrecognized Holding Losses
Securities Held-to-Maturity, Estimated Fair Value	1,997	3,174
U.S. Government Sponsored Entities Asset-Backed Securities [Member]
Schedule of Investments [Line Items]
Securities Available-for-Sale, Amortized Cost	427,300	990,204
Securities Available-for-Sale, Gross Unrealized Holdings Gains	16,995	30,633
Securities Available-for-Sale, Gross Unrealized Holding Losses		9,425
Securities Available-for-Sale, Estimated Fair Value	444,295	1,011,412
Securities Held-to-Maturity, Amortized Cost	818,232	670,403
Securities Held-to-Maturity, Gross Unrealized Holding Gains	14,377	17,157
Securities Held-to-Maturity, Gross Unrecognized Holding Losses	32	4,620
Securities Held-to-Maturity, Estimated Fair Value	832,577	682,940
Other Equity Securities [Member]
Schedule of Investments [Line Items]
Securities Available-for-Sale, Amortized Cost	1,188	938
Securities Available-for-Sale, Gross Unrealized Holdings Gains	877	858
Securities Available-for-Sale, Gross Unrealized Holding Losses	32	43
Securities Available-for-Sale, Estimated Fair Value	$ 2,033	$ 1,753

Investment Securities (Schedule Of Unrealized Loss On Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Securities Available-for-Sale, Less than 12 months, Fair value		$ 494,068
Securities Available-for-Sale, Less than 12 months, Unrealized losses		11,462
Securities Available-for-Sale, 12 months or longer, Fair value		221
Securities Available-for-Sale, 12 months or longer, Unrealized losses		14
Securities Available-for-Sale, Fair value, Total		494,289
Securities Available-for-Sale, Unrealized losses, Total		11,476
Obligations Of U.S. Treasury And Other U.S. Government Sponsored Entities [Member]
Schedule of Investments [Line Items]
Securities Available-for-Sale, Less than 12 months, Fair value		74,379
Securities Available-for-Sale, Less than 12 months, Unrealized losses		1,956
Securities Available-for-Sale, 12 months or longer, Fair value
Securities Available-for-Sale, 12 months or longer, Unrealized losses
Securities Available-for-Sale, Fair value, Total		74,379
Securities Held-to-Maturity, Unrealized losses, Total		1,956
Obligations Of States And Political Subdivisions [Member]
Schedule of Investments [Line Items]
Securities Available-for-Sale, Less than 12 months, Fair value		1,459
Securities Available-for-Sale, Less than 12 months, Unrealized losses		52
Securities Available-for-Sale, 12 months or longer, Fair value
Securities Available-for-Sale, 12 months or longer, Unrealized losses
Securities Available-for-Sale, Fair value, Total		1,459
Securities Available-for-Sale, Unrealized losses, Total		52
U.S. Government Sponsored Entities Asset-Backed Securities [Member]
Schedule of Investments [Line Items]
Securities Available-for-Sale, Less than 12 months, Fair value		418,156
Securities Available-for-Sale, Less than 12 months, Unrealized losses		9,425
Securities Available-for-Sale, 12 months or longer, Fair value
Securities Available-for-Sale, 12 months or longer, Unrealized losses
Securities Available-for-Sale, Fair value, Total		418,156
Securities Available-for-Sale, Unrealized losses, Total		9,425
Securities Held-to-Maturity, Less than 12 months, Fair value		297,584
Securities Held-to-Maturity, Less than 12 months, Unrealized losses		4,620
Securities Held-to-Maturity, 12 months or longer, Fair value	38,775
Securities Held-to-Maturity, 12 months or longer, Unrealized losses	32
Securities Held-to-Maturity, Fair value, Total	38,775	297,584
Securities Held-to-Maturity, Unrealized losses, Total	32	4,620
Other Equity Securities [Member]
Schedule of Investments [Line Items]
Securities Available-for-Sale, Less than 12 months, Fair value		74
Securities Available-for-Sale, Less than 12 months, Unrealized losses		29
Securities Available-for-Sale, 12 months or longer, Fair value	80	221
Securities Available-for-Sale, 12 months or longer, Unrealized losses	32	14
Securities Available-for-Sale, Fair value, Total	80	295
Securities Available-for-Sale, Unrealized losses, Total	$ 32	$ 43

Investment Securities (Amortized Cost And Estimated Fair Value Of Investments In Debt Securities By Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Securities Available-for-Sale, at Fair value	$ 820,645	$ 1,297,522
Obligations Of U.S. Treasury And Other U.S. Government Sponsored Entities [Member]
Schedule of Investments [Line Items]
Securities Available-for-Sale, Due within one year, Amortized cost	370,043
Securities Available-for-Sale, Due within one year, Fair value	371,657
Securities Available-for-Sale, Total, Amortized cost	370,043
Securities Available-for-Sale, at Fair value	371,657	273,313
Obligations Of States And Political Subdivisions [Member]
Schedule of Investments [Line Items]
Securities Available-for-Sale, Due within one year, Amortized cost	2,121
Securities Available-for-Sale, Due within one year, Fair value	2,133
Securities Available-for-Sale, Due one through five years, Amortized cost	495
Securities Available-for-Sale, Due one through five years, Fair value	527
Securities Available-for-Sale, Total, Amortized cost	2,616
Securities Available-for-Sale, at Fair value	2,660	11,044
Securities Held-to-Maturity, Due within one year, Amortized cost	1,992
Securities Held-to-Maturity, Due within one year, Fair value	1,997
Securities Held-to-Maturity, Total, Amortized cost	1,992
Securities Held-to-Maturity, Total, Fair value	1,997
U.S. Government Sponsored Entities Asset-Backed Securities [Member]
Schedule of Investments [Line Items]
Securities Available-for-Sale, Total, Amortized cost	427,300
Securities Available-for-Sale, at Fair value	444,295	1,011,412
Securities Held-to-Maturity, Total, Amortized cost	818,232
Securities Held-to-Maturity, Total, Fair value	$ 832,577

Loans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Recorded Investment [Line Items]
Loans net of deferred origination fees, costs and unearned income	$ 6,800,000	$ 6,700,000
Overdrawn deposit account reclassified to loans	3,600,000	2,600,000
Partial charge-offs on impaired loans	103,800,000	53,600,000
Recorded investment, related to loans	52,700,000	162,300,000
Average balance of financing receivable, individually evaluated for impairment	214,000,000	210,400,000	184,700,000
Recognized net reversal to interest income		(1,300,000)	(1,300,000)
TDRs included in nonaccrual loan totals	100,400,000	80,700,000
TDRs included in accruing loan totals	28,700,000
Commitments to lend additional funds to borrowers whose terms had been modified in a TDR	4,000,000	434,000
Nonaccrual TDRs considered current	79,900,000	50,300,000
Specific reserves related to troubled debt restructuring	9,100,000	9,400,000
Other real estate owned	42,300,000	41,700,000
Recorded investment	187,135,000	250,933,000
New loan made to executive officers and directors	4,900,000	2,100,000
Repayment of loan	5,500,000	5,300,000
Park National Bank [Member]
Financing Receivable, Recorded Investment [Line Items]
Recognized net reversal to interest income		948,000,000	1,800,000
Vision Bank [Member]
Financing Receivable, Recorded Investment [Line Items]
Recognized net reversal to interest income		(2,200,000)	(3,100,000)
With No Related Allowance Recorded [Member]
Financing Receivable, Recorded Investment [Line Items]
Partial charge-offs on impaired loans	83,700,000	12,000,000
With An Allowance Recorded [Member]
Financing Receivable, Recorded Investment [Line Items]
Partial charge-offs on impaired loans	20,100,000	41,600,000
Allowance For Loans And Leases Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Allowance for loans individually evaluated for impairment	15,900,000	66,900,000
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Modified consumer loans	19,600,000
Consumer [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment
Consumer [Member] | With An Allowance Recorded [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment	20,000
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Modified substandard commercial loans, total recorded investment	13,600,000
Executive Officers And Directors [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment	$ 53,000,000	$ 53,600,000

Loans (Composition Of Loan Portfolio By Class Of Loan) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Loan balance	$ 4,317,099		$ 4,732,685
Accrued interest receivable	14,684		17,505
Total recorded investment	4,331,783		4,750,190
Commercial, Financial And Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan balance	743,797	[1]	737,902	[1]
Accrued interest receivable	3,121	[1]	2,886	[1]
Total recorded investment	746,918	[1]	740,788	[1]
Construction Real Estate - Vision Commercial Land And Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan balance	31,603	[1]	171,334	[1]
Accrued interest receivable	31	[1]	282	[1]
Total recorded investment	31,634	[1]	171,616	[1]
Construction Real Estate - Remaining Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan balance	156,053		195,693
Accrued interest receivable	394		622
Total recorded investment	156,447		196,315
Construction Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan balance	20,039		26,326
Accrued interest receivable	64		95
Total recorded investment	20,103		26,421
Construction Real Estate - Installment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan balance	9,851		13,127
Accrued interest receivable	61		54
Total recorded investment	9,912		13,181
Residential Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan balance	395,824		464,903
Accrued interest receivable	1,105		1,403
Total recorded investment	396,929		466,306
Residential Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan balance	953,758		906,648
Accrued interest receivable	1,522		2,789
Total recorded investment	955,280		909,437
Residential Real Estate - HELOC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan balance	227,682		260,463
Accrued interest receivable	942		1,014
Total recorded investment	228,624		261,477
Residential Real Estate - Installment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan balance	51,354		60,195
Accrued interest receivable	236		255
Total recorded investment	51,590		60,450
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan balance	1,108,574	[1]	1,226,616	[1]
Accrued interest receivable	4,235	[1]	4,804	[1]
Total recorded investment	1,112,809	[1]	1,231,420	[1]
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan balance	616,505		666,871
Accrued interest receivable	2,930		3,245
Total recorded investment	619,435		670,116
Leases [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan balance	2,059		2,607
Accrued interest receivable	43		56
Total recorded investment	$ 2,102		$ 2,663

[1]	Included within commercial, financial and agricultural loans, commercial real estate loans, and Vision commercial land and development loans are an immaterial amount of consumer loans that are not broken out by class.

Loans (Recorded Investment In Nonaccrual, Restructured And Loans Past Due 90 Days Or More And Accruing) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	$ 195,106	$ 289,268
Accruing restructured loans	28,683
Loans past due 90 days or more and accruing	3,561	3,693
Total nonperforming loans	227,350	292,961
Commercial, Financial And Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	37,797	19,276
Accruing restructured loans	2,848
Loans past due 90 days or more and accruing
Total nonperforming loans	40,645	19,276
Construction Real Estate - Vision Commercial Land And Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	25,761	87,424
Accruing restructured loans
Loans past due 90 days or more and accruing
Total nonperforming loans	25,761	87,424
Construction Real Estate - Remaining Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	14,021	27,080
Accruing restructured loans	11,891
Loans past due 90 days or more and accruing
Total nonperforming loans	25,912	27,080
Construction Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	66	354
Accruing restructured loans
Loans past due 90 days or more and accruing
Total nonperforming loans	66	354
Construction Real Estate - Installment [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	30	417
Accruing restructured loans
Loans past due 90 days or more and accruing		13
Total nonperforming loans	30	430
Residential Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	43,461	60,227
Accruing restructured loans	815
Loans past due 90 days or more and accruing
Total nonperforming loans	44,276	60,227
Residential Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	25,201	32,479
Accruing restructured loans	4,757
Loans past due 90 days or more and accruing	2,610	2,175
Total nonperforming loans	32,568	34,654
Residential Real Estate - HELOC [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	1,412	964
Accruing restructured loans
Loans past due 90 days or more and accruing		149
Total nonperforming loans	1,412	1,113
Residential Real Estate - Installment [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	1,777	1,195
Accruing restructured loans	98
Loans past due 90 days or more and accruing	58	277
Total nonperforming loans	1,933	1,472
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	43,704	57,941
Accruing restructured loans	8,274
Loans past due 90 days or more and accruing		20
Total nonperforming loans	51,978	57,961
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	1,876	1,911
Accruing restructured loans
Loans past due 90 days or more and accruing	893	1,059
Total nonperforming loans	2,769	2,970
Leases [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans
Accruing restructured loans
Loans past due 90 days or more and accruing
Total nonperforming loans

Loans (Loans Individually And Collectively Evaluated For Impairment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	$ 223,789	$ 289,268
Loans individually evaluated for impairment	187,135	250,933
Loans collectively evaluated for impairment	36,654	38,335
Commercial, Financial And Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	40,645	19,276
Loans individually evaluated for impairment	40,621	19,205
Loans collectively evaluated for impairment	24	71
Construction Real Estate - Vision Commercial Land And Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	25,761	87,424
Loans individually evaluated for impairment	24,328	86,491
Loans collectively evaluated for impairment	1,433	933
Construction Real Estate - Remaining Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	25,912	27,080
Loans individually evaluated for impairment	25,912	27,080
Construction Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	66	354
Loans collectively evaluated for impairment	66	354
Construction Real Estate - Installment [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	30	417
Loans collectively evaluated for impairment	30	417
Residential Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	44,276	60,227
Loans individually evaluated for impairment	44,276	60,227
Residential Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	29,958	32,479
Loans collectively evaluated for impairment	29,958	32,479
Residential Real Estate - HELOC [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	1,412	964
Loans collectively evaluated for impairment	1,412	964
Residential Real Estate - Installment [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	1,875	1,195
Loans collectively evaluated for impairment	1,875	1,195
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	51,978	57,941
Loans individually evaluated for impairment	51,978	57,930
Loans collectively evaluated for impairment		11
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	1,876	1,911
Loans individually evaluated for impairment	20
Loans collectively evaluated for impairment	$ 1,856	$ 1,911

Loans (Loans Individually Evaluated For Impairment By Class Of Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	$ 290,908	$ 304,534
Recorded investment	187,135	250,933
Allowance for loan losses allocated	15,935	66,904
Commercial Real Estate [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	58,242	21,526
Recorded investment	41,506	17,170
Commercial Real Estate [Member] | With An Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	12,183	44,789
Recorded investment	10,472	40,760
Allowance for loan losses allocated	4,431	12,652
Consumer [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance
Recorded investment
Allowance for loan losses allocated
Consumer [Member] | With An Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	20
Recorded investment	20
Commercial, Financial And Agricultural [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	23,164	9,347
Recorded investment	18,098	8,891
Commercial, Financial And Agricultural [Member] | With An Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	23,719	11,801
Recorded investment	22,523	10,314
Allowance for loan losses allocated	5,819	3,028
Construction Real Estate - Vision Commercial Land And Development [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	54,032	11,206
Recorded investment	17,786	7,847
Construction Real Estate - Vision Commercial Land And Development [Member] | With An Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	20,775	103,937
Recorded investment	6,542	78,644
Allowance for loan losses allocated	1,540	39,887
Construction Real Estate - Remaining Commercial [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	33,319	12,305
Recorded investment	18,372	11,743
Construction Real Estate - Remaining Commercial [Member] | With An Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	9,711	23,563
Recorded investment	7,540	15,337
Allowance for loan losses allocated	1,874	5,425
Residential Real Estate - Commercial [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	49,341	46,344
Recorded investment	38,686	43,031
Residential Real Estate - Commercial [Member] | With An Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	6,402	19,716
Recorded investment	5,590	17,196
Allowance for loan losses allocated	$ 2,271	$ 5,912

Loans (Average Recorded Investment And Interest Income Recognized On Loans Individually Evaluated For Impairment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Recorded investment	$ 187,135
Average recorded investment	214,045
Interest income recognized	1,592
Commercial, Financial And Agricultural [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	40,621
Average recorded investment	23,518
Interest income recognized	209
Construction Real Estate - Vision Commercial Land And Development [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	24,328
Average recorded investment	58,792
Construction Real Estate - Remaining Commercial [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	25,912
Average recorded investment	29,152
Interest income recognized	339
Residential Real Estate - Commercial [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	44,276
Average recorded investment	52,640
Interest income recognized	214
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	51,978
Average recorded investment	49,927
Interest income recognized	829
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	20
Average recorded investment	16
Interest income recognized	$ 1

Loans (Aging Of Recorded Investment In Past Due Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	$ 37,517		$ 49,393
Past due nonaccrual loans and loans past due 90 days or more and accruing	94,663		209,546
Total loans past due	132,180		258,939
Total current	4,199,603		4,491,251
Total recorded investment	4,331,783		4,750,190
Commercial, Financial And Agricultural [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	3,106		2,247
Past due nonaccrual loans and loans past due 90 days or more and accruing	11,308		15,622
Total loans past due	14,414		17,869
Total current	732,504		722,919
Total recorded investment	746,918	[1]	740,788	[1]
Construction Real Estate - Vision Commercial Land And Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days			2,406
Past due nonaccrual loans and loans past due 90 days or more and accruing	19,235		65,130
Total loans past due	19,235		67,536
Total current	12,399		104,080
Total recorded investment	31,634	[1]	171,616	[1]
Construction Real Estate - Remaining Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	99		141
Past due nonaccrual loans and loans past due 90 days or more and accruing	7,839		19,687
Total loans past due	7,938		19,828
Total current	148,509		176,487
Total recorded investment	156,447		196,315
Construction Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	76		479
Past due nonaccrual loans and loans past due 90 days or more and accruing			148
Total loans past due	76		627
Total current	20,027		25,794
Total recorded investment	20,103		26,421
Construction Real Estate - Installment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	421		235
Past due nonaccrual loans and loans past due 90 days or more and accruing	8		399
Total loans past due	429		634
Total current	9,483		12,547
Total recorded investment	9,912		13,181
Residential Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	1,545		3,281
Past due nonaccrual loans and loans past due 90 days or more and accruing	10,097		26,845
Total loans past due	11,642		30,126
Total current	385,287		436,180
Total recorded investment	396,929		466,306
Residential Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	15,879		17,460
Past due nonaccrual loans and loans past due 90 days or more and accruing	20,614		24,422
Total loans past due	36,493		41,882
Total current	918,787		867,555
Total recorded investment	955,280		909,437
Residential Real Estate - HELOC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	1,015		1,396
Past due nonaccrual loans and loans past due 90 days or more and accruing	436		667
Total loans past due	1,451		2,063
Total current	227,173		259,414
Total recorded investment	228,624		261,477
Residential Real Estate - Installment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	1,549		1,018
Past due nonaccrual loans and loans past due 90 days or more and accruing	1,136		892
Total loans past due	2,685		1,910
Total current	48,905		58,540
Total recorded investment	51,590		60,450
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	2,632		9,521
Past due nonaccrual loans and loans past due 90 days or more and accruing	21,798		53,269
Total loans past due	24,430		62,790
Total current	1,088,379		1,168,630
Total recorded investment	1,112,809	[1]	1,231,420	[1]
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	11,195		11,204
Past due nonaccrual loans and loans past due 90 days or more and accruing	2,192		2,465
Total loans past due	13,387		13,669
Total current	606,048		656,447
Total recorded investment	619,435		670,116
Leases [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days			5
Total loans past due			5
Total current	2,102		2,658
Total recorded investment	$ 2,102		$ 2,663

[1]	Included within commercial, financial and agricultural loans, commercial real estate loans, and Vision commercial land and development loans are an immaterial amount of consumer loans that are not broken out by class.

Loans (Recorded Investment By Loan Grade) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
5 Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	$ 76,434	$ 137,163
6 Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	30,184	103,559
Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	188,572	251,948
Pass Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	2,151,649	2,316,438
Recorded Investment [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	2,446,839	2,809,108
Vision Commercial Land And Development [Member] | 5 Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	3,102	10,220
Vision Commercial Land And Development [Member] | 6 Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans		7,941
Vision Commercial Land And Development [Member] | Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	25,761	87,424
Vision Commercial Land And Development [Member] | Pass Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	2,771	66,031
Vision Commercial Land And Development [Member] | Recorded Investment [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	31,634	171,616
Remaining Commercial [Member] | 5 Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	6,982	14,021
Remaining Commercial [Member] | 6 Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	8,311	39,062
Remaining Commercial [Member] | Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	25,912	27,080
Remaining Commercial [Member] | Pass Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	115,242	116,152
Remaining Commercial [Member] | Recorded Investment [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	156,447	196,315
Residential Real Estate - Commercial [Member] | 5 Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	17,120	29,206
Residential Real Estate - Commercial [Member] | 6 Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	3,785	18,117
Residential Real Estate - Commercial [Member] | Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	44,276	60,227
Residential Real Estate - Commercial [Member] | Pass Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	331,748	358,756
Residential Real Estate - Commercial [Member] | Recorded Investment [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	396,929	466,306
Commercial, Financial, and Agricultural [Member] | 5 Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	11,785	26,322
Commercial, Financial, and Agricultural [Member] | 6 Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	7,628	11,447
Commercial, Financial, and Agricultural [Member] | Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	40,645	19,276
Commercial, Financial, and Agricultural [Member] | Pass Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	686,860	683,743
Commercial, Financial, and Agricultural [Member] | Recorded Investment [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	746,918	740,788
Commercial Real Estate [Member] | 5 Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	37,445	57,394
Commercial Real Estate [Member] | 6 Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	10,460	26,992
Commercial Real Estate [Member] | Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	51,978	57,941
Commercial Real Estate [Member] | Pass Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	1,012,926	1,089,093
Commercial Real Estate [Member] | Recorded Investment [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	1,112,809	1,231,420
Leases [Member] | 5 Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans
Leases [Member] | 6 Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans
Leases [Member] | Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans
Leases [Member] | Pass Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	2,102	2,663
Leases [Member] | Recorded Investment [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	$ 2,102	$ 2,663

Loans (TDR Number Of Contracts Modified And Recorded Investment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Number Of Contracts	193
Recorded Investment	$ 90,014
Commercial, Financial And Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Number Of Contracts	56
Recorded Investment	24,100
Construction Real Estate - Vision Commercial Land And Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Number Of Contracts	12
Recorded Investment	4,268
Construction Real Estate - Remaining Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Number Of Contracts	24
Recorded Investment	18,602
Construction Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Number Of Contracts	1
Recorded Investment	66
Residential Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Number Of Contracts	30
Recorded Investment	29,595
Residential Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Number Of Contracts	37
Recorded Investment	5,925
Residential Real Estate - HELOC [Member]
Financing Receivable, Recorded Investment [Line Items]
Number Of Contracts	2
Recorded Investment	56
Residential Real Estate - Installment [Member]
Financing Receivable, Recorded Investment [Line Items]
Number Of Contracts	7
Recorded Investment	221
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Number Of Contracts	23
Recorded Investment	7,163
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Number Of Contracts	1
Recorded Investment	$ 18

Loans (Recorded Investment In Financing Receivable Modified As TDR Within 12 Months) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	54
Recorded Investment	$ 32,462
Commercial, Financial And Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	19
Recorded Investment	3,878
Construction Real Estate - Vision Commercial Land And Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	5
Recorded Investment	3,406
Construction Real Estate - Remaining Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	4
Recorded Investment	1,277
Construction Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	1
Recorded Investment	66
Residential Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	10
Recorded Investment	20,195
Residential Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	7
Recorded Investment	1,193
Residential Real Estate - HELOC [Member]
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	1
Recorded Investment	50
Residential Real Estate - Installment [Member]
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	2
Recorded Investment	44
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	5
Recorded Investment	$ 2,353

Allowance For Loan Losses (Allowance Calculation At The Segment Level And Adjusted Beginning Balance For The Allowance For Credit Losses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Average loans			$ 4,642,478	$ 4,594,436
Beginning balance	143,575		116,717	100,088
Transfer of loans at fair value	219
Transfer of allowance to held for sale	13,100	[1]
Charge-offs	133,882		66,314	59,022
Recoveries	8,798		6,092	6,830
Net Charge-offs	125,084		60,222	52,192
Provision for loan losses	63,272		87,080	68,821
Ending balance	68,444		143,575	116,717
Ratio of net charge-offs to average loans			1.30%	1.14%
Ratio of allowance for loan losses to end of period loans			3.03%	2.52%
Commercial, Financial And Agricultural [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	11,555
Transfer of loans at fair value	2
Transfer of allowance to held for sale	1,184	[1]
Charge-offs	18,350		8,484	10,047
Recoveries	1,402		1,237	1,010
Net Charge-offs	16,948
Provision for loan losses	23,529
Ending balance	16,950		11,555
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	24,369
Transfer of loans at fair value	150
Transfer of allowance to held for sale	4,327	[1]
Charge-offs	23,063		7,748	5,662
Recoveries	1,825		850	771
Net Charge-offs	21,238
Provision for loan losses	16,885
Ending balance	15,539		24,369
Construction Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	70,462
Transfer of loans at fair value	63
Transfer of allowance to held for sale	1,998	[1]
Charge-offs	64,166		23,308	21,956
Recoveries	1,463		813	1,322
Net Charge-offs	62,703
Provision for loan losses	8,735
Ending balance	14,433		70,462
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	30,259
Transfer of loans at fair value	4
Transfer of allowance to held for sale	5,450	[1]
Charge-offs	20,691		18,401	11,765
Recoveries	1,719		1,429	1,723
Net Charge-offs	18,972
Provision for loan losses	9,859
Ending balance	15,692		30,259
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	6,925
Transfer of allowance to held for sale	141	[1]
Charge-offs	7,612		8,373	9,583
Recoveries	2,385		1,763	2,001
Net Charge-offs	5,227
Provision for loan losses	4,273
Ending balance	5,830		6,925
Leases [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	5
Charge-offs				9
Recoveries	4			3
Net Charge-offs	(4)
Provision for loan losses	$ (9)

[1]	Transfer of allowance to held for sale was allocated on a pro-rata basis based on the outstanding balance of the loans held for sale.

Allowance For Loan Losses (Composition Of The Allowance For Loan Losses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	$ 68,444		$ 143,575		$ 116,717	$ 100,088
Loan balance	4,317,099		4,732,685
Allowance for loan losses as a percentage of loan balance	1.59%		3.03%
Recorded investment	4,331,783		4,750,190
Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	15,935		66,904
Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	52,509		76,671
Loans Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan balance	187,135		250,933
Allowance for loan losses as a percentage of loan balance	8.52%		26.66%
Recorded investment	187,135		250,933
Loans Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan balance	4,129,964		4,481,752
Allowance for loan losses as a percentage of loan balance	1.27%		1.71%
Recorded investment	4,144,648		4,499,257
Commercial, Financial And Agricultural [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	16,950		11,555
Loan balance	743,797		737,902
Allowance for loan losses as a percentage of loan balance	2.28%		1.57%
Recorded investment	746,918		740,788
Commercial, Financial And Agricultural [Member] | Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	5,819		3,028
Commercial, Financial And Agricultural [Member] | Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	11,131		8,527
Commercial, Financial And Agricultural [Member] | Loans Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan balance	40,621		19,205
Allowance for loan losses as a percentage of loan balance	14.33%		15.77%
Recorded investment	40,621		19,205
Commercial, Financial And Agricultural [Member] | Loans Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan balance	703,176		718,697
Allowance for loan losses as a percentage of loan balance	1.58%		1.19%
Recorded investment	706,297		721,583
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	15,539		24,369
Loan balance	1,108,574	[1]	1,226,616	[1]
Allowance for loan losses as a percentage of loan balance	1.40%		1.99%
Recorded investment	1,112,809	[1]	1,231,420	[1]
Commercial Real Estate [Member] | Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	4,431		12,652
Commercial Real Estate [Member] | Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	11,108		11,717
Commercial Real Estate [Member] | Loans Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan balance	51,978		57,930
Allowance for loan losses as a percentage of loan balance	8.52%		21.84%
Recorded investment	51,978		57,930
Commercial Real Estate [Member] | Loans Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan balance	1,056,596		1,168,686
Allowance for loan losses as a percentage of loan balance	1.05%		1.00%
Recorded investment	1,060,831		1,173,490
Construction Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	14,433		70,462
Loan balance	217,546		406,480
Allowance for loan losses as a percentage of loan balance	6.63%		17.33%
Recorded investment	218,096		407,533
Construction Real Estate [Member] | Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	3,414		45,312
Construction Real Estate [Member] | Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	11,019		25,150
Construction Real Estate [Member] | Loans Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan balance	50,240		113,571
Allowance for loan losses as a percentage of loan balance	6.80%		39.90%
Recorded investment	50,240		113,571
Construction Real Estate [Member] | Loans Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan balance	167,306		292,909
Allowance for loan losses as a percentage of loan balance	6.59%		8.59%
Recorded investment	167,856		293,962
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	15,692		30,259
Loan balance	1,628,618		1,692,209
Allowance for loan losses as a percentage of loan balance	0.96%		1.79%
Recorded investment	1,632,423		1,697,670
Residential Real Estate [Member] | Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	2,271		5,912
Residential Real Estate [Member] | Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	13,421		24,347
Residential Real Estate [Member] | Loans Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan balance	44,276		60,227
Allowance for loan losses as a percentage of loan balance	5.13%		9.82%
Recorded investment	44,276		60,227
Residential Real Estate [Member] | Loans Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan balance	1,584,342		1,631,982
Allowance for loan losses as a percentage of loan balance	0.85%		1.49%
Recorded investment	1,588,147		1,637,443
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	5,830		6,925
Loan balance	616,505		666,871
Allowance for loan losses as a percentage of loan balance	0.95%		1.04%
Recorded investment	619,435		670,116
Consumer [Member] | Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	5,830		6,925
Consumer [Member] | Loans Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan balance	20
Recorded investment	20
Consumer [Member] | Loans Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan balance	616,485		666,871
Allowance for loan losses as a percentage of loan balance	0.95%		1.04%
Recorded investment	619,415		670,116
Leases [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans			5
Loan balance	2,059		2,607
Allowance for loan losses as a percentage of loan balance			0.19%
Recorded investment	2,102		2,663
Leases [Member] | Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans			5
Leases [Member] | Loans Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan balance	2,059		2,607
Allowance for loan losses as a percentage of loan balance			0.19%
Recorded investment	$ 2,102		$ 2,663

[1]	Included within commercial, financial and agricultural loans, commercial real estate loans, and Vision commercial land and development loans are an immaterial amount of consumer loans that are not broken out by class.

Premises And Equipment (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Depreciation and amortization expense	$ 7,600,000	$ 7,100,000	$ 7,500,000
Rent expense	2,400,000	2,600,000	2,800,000
Future rental payments	101,000
Vision Bank [Member]
Rent expense	$ 687,000	$ 732,000	$ 775,000

Premises And Equipment (Major Categories Of Premises And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Premises and Equipment, Total	$ 151,161	$ 169,129
Less accumulated depreciation	(97,420)	(99,562)
Premises and Equipment, Net	53,741	69,567
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment, Total	18,151	23,827
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment, Total	69,690	78,185
Equipment, Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment, Total	59,037	61,086
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment, Total	$ 4,283	$ 6,031

Premises And Equipment (Schedule Of The Future Minimum Rental Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Premises And Equipment [Abstract]
2012	$ 1,448
2013	1,104
2014	910
2015	714
2016	457
Thereafter	961
Total	$ 5,594

Deposits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Deposits received from executive officers, directors, and their related interests	$ 20.2
Vision Bank [Member]
Deposits received from executive officers, directors, and their related interests	$ 3.2

Deposits (Summary Of Noninterest Bearing And Interest Bearing Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deposits [Abstract]
Noninterest bearing	$ 995,733	$ 937,719
Interest bearing	3,469,381	4,157,701
Total	$ 4,465,114	$ 5,095,420	$ 5,188,052

Deposits (Time Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deposits [Abstract]
2012	$ 1,035,594
2013	236,549
2014	98,045
2015	66,353
2016	61,019
After 5 years	1,545
Total	$ 1,499,105	$ 1,973,903

Deposits (Maturities Of Time Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Contractual Maturities, Time Deposits, $100,000 or More [Abstract]
3 months or less	$ 171,090
Over 3 months through 6 months	122,481
Over 6 months through 12 months	186,793
Over 12 months	158,581
Total	$ 638,945

Short-Term Borrowings (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Securities pledged to secure repurchase agreements	$ 669	$ 668
Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Commercial real estate and residential mortgage loans pledged under blanket agreement	$ 2,231	$ 2,071

Short-Term Borrowings (Schedule Of Short-Term Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Securities sold under agreements to repurchase and federal funds purchased	$ 240,594	$ 279,669
Federal Home Loan Bank advances	23,000	384,000
Total short-term borrowings	263,594	663,669
Repurchase Agreements And Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Total short-term borrowings	240,594	279,669
Highest month-end balance	265,412	295,467
Average daily balance	246,145	269,260
Weighted-average interest rate: As of year-end	0.29%	0.32%
Weighted-average interest rate: Paid during the year	0.30%	0.39%
Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Total short-term borrowings	23,000	384,000
Highest month-end balance	232,000	384,000
Average daily balance	$ 51,392	$ 31,679
Weighted-average interest rate: As of year-end	0.40%	0.19%
Weighted-average interest rate: Paid during the year	0.18%	0.39%

Long-Term Debt (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Mar. 09, 2007
Long-Term Debt [Abstract]
Capital lease obligation pertaining to acquisition of Vision		$ 1.4
Long term debt, callable by the issuer in 2012	$ 525

Long-Term Debt (Schedule Of Long Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Outstanding Balance, 2011		$ 16,523
Outstanding Balance, 2012	15,569	15,569
Outstanding Balance, 2013	75,574	574
Outstanding Balance, 2014	75,581	581
Outstanding Balance, 2015	51,087	87
Outstanding Balance, 2016	76,094	75,094
Outstanding Balance, Thereafter	529,277	528,305
Outstanding Balance, Total	823,182	636,733
Average Rate, 2011		2.01%
Average Rate, 2012	2.12%	2.12%
Average Rate, 2013	1.11%	4.54%
Average Rate, 2014	1.62%	4.75%
Average Rate, 2015	2.01%	7.97%
Average Rate, 2016	4.03%	4.05%
Average Rate, Thereafter	3.46%	3.46%
Average Rate, Total	3.01%	3.46%
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Outstanding Balance, 2011		16,460
Outstanding Balance, 2012	15,500	15,500
Outstanding Balance, 2013	75,500	500
Outstanding Balance, 2014	75,500	500
Outstanding Balance, 2015	51,000
Outstanding Balance, 2016	1,000
Outstanding Balance, Thereafter	303,314	302,342
Outstanding Balance, Total	521,814	335,302
Average Rate, 2011		1.99%
Average Rate, 2012	2.09%	2.09%
Average Rate, 2013	1.11%	4.03%
Average Rate, 2014	1.61%	4.23%
Average Rate, 2015	2.00%
Average Rate, 2016	2.05%
Average Rate, Thereafter	3.02%	3.02%
Average Rate, Total	2.41%	2.93%
Broker Repurchase Agreements [Member]
Debt Instrument [Line Items]
Outstanding Balance, 2016	75,000	75,000
Outstanding Balance, Thereafter	225,000	225,000
Outstanding Balance, Total	300,000	300,000
Average Rate, 2016	4.05%	4.05%
Average Rate, Thereafter	4.03%	4.03%
Average Rate, Total	4.04%	4.04%
Other Borrowings [Member]
Debt Instrument [Line Items]
Outstanding Balance, 2011		63
Outstanding Balance, 2012	69	69
Outstanding Balance, 2013	74	74
Outstanding Balance, 2014	81	81
Outstanding Balance, 2015	87	87
Outstanding Balance, 2016	94	94
Outstanding Balance, Thereafter	963	963
Outstanding Balance, Total	$ 1,368	$ 1,431
Average Rate, 2011		7.97%
Average Rate, 2012	7.97%	7.97%
Average Rate, 2013	7.97%	7.97%
Average Rate, 2014	7.97%	7.97%
Average Rate, 2015	7.97%	7.97%
Average Rate, 2016	7.97%	7.97%
Average Rate, Thereafter	7.97%	7.97%
Average Rate, Total	7.97%	7.97%

Subordinated Debentures/Notes (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 USB Capital Funding Corp [Member]	Dec. 31, 2011 Trust I [Member]	Dec. 31, 2011 Junior Subordinated Notes [Member]	Dec. 31, 2011 Trust Preferred Securities [Member]	Dec. 31, 2011 Interest Rate Swap [Member]	Dec. 31, 2011 Subordinated Debenture [Member]	Dec. 31, 2011 Subordinated Note [Member]	Dec. 23, 2009 Subordinated Note [Member]
Preferred securities issued				$ 15,000,000
Junior subordinated debt purchased by Trust I					15,500,000
Floating rate			three-month LIBOR plus 200 basis points			three-month LIBOR plus 148 basis points
Maturity date						Dec 1, 2035		Dec 29, 2017
Redemption date				Dec 30, 2010
Subordinated debentures	75,250,000	75,250,000	25,000,000
Subordinated note, interest rate									10.00%
Cash flow hedge against variability of cash flows related to subordinated debenture							25,000,000
Principal amount			5,000,000
Three-month LIBOR rate			0.58%
Principal amount outstanding larger multiple			5,000,000
Number of purchasers										38
Subordinated notes principal amount									35,250,000
Portion of principal amount purchased by related parties									$ 14,050,000
Subordinated Notes, due date									Dec 23, 2019

Stock Option Plan (Narrative) (Details) (2005 Stock Compensation Plan [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
2005 Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares authorized for delivery upon the exercise of incentive stock options	1,500,000
Common shares available for future grants under the 2005 Plan		1,425,980

Stock Option Plan (Schedule Of Activity In 2005 Plan) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Option Plan [Abstract]
Number, January 1, 2011	78,075
Number, Granted	7,020	7,020	7,020
Number, Forfeited/Expired	4,055
Number, December 31, 2011	74,020	78,075
Weighted Average Exercise Price per Share, January 1, 2011	$ 74.96
Weighted Average Exercise Price per Share, Forfeited/Expired	$ 74.96
Weighted Average Exercise Price per Share, December 31, 2011	$ 74.96	$ 74.96
Exercisable at year end	74,020
Weighted-average remaining contractual life, in years	0.94
Aggregate intrinsic value	$ 0

Benefit Plans (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended
	Nov. 17, 2009	Jan. 31, 2012	Jan. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Deferred tax liabilities		$ 15,900,000		$ 14,300,000			$ 2,000,000
Company contributions			14,000,000	14,000,000	2,000,000
Company contribution deductible on the 2010 tax return			12,400,000
Company contribution deductible on the 2011 tax return		14,300,000	1,600,000
Company contributions deductible on the 2012 tax return		1,600,000
Expected long-term return on plan assets				7.75%	7.75%
Defined Benefit Plan, Actual Return on Plan Assets				1,813,000	11,296,000
Accumulated benefit obligation for the pension plan				71,400,000	63,500,000
Common share purchased under pension plan, shares	115,800
Common share purchased under pension plan, value	7,000,000
Common share purchased under pension plan, value per share	$ 60.45
Fair value, pension plan common shares held, shares				115,800	115,800
Fair value of common shares held by pension plan				7,500,000	8,400,000
Fair value of common shares held by pension plan, per share				$ 65.06	$ 72.67
Estimated prior service costs amortized from accumulated other comprehensive income into net periodic benefit cost				(2,000,000)
Cash balance in bank				2,100,000
Market value of pension plan assets				96,600,000	85,500,000
Benefit expense				1,100,000	1,000,000	1,500,000
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return on plan assets				7.75%	7.75%
Estimated prior service costs amortized from accumulated other comprehensive income into net periodic benefit cost				20,000,000
S&P 500 Index [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return on plan assets				7.75%
Supplemental Executive Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit expense				600,000	500,000	500,000
Accrued benefit cost				7,200,000	7,200,000
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity investments				83,200,000	73,500,000
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity investments				$ 13,400,000	$ 12,000,000

Benefit Plans (Plan Assets And Benefit Obligation Activity) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Benefit Plans [Abstract]
Fair value at beginning of measurement period	$ 85,464	$ 85,464	$ 75,815
Actual return on plan assets		1,813	11,296
Company contributions	14,000	14,000	2,000
Benefits paid		(4,696)	(3,647)
Fair value at end of measurement period		96,581	85,464	75,815
Projected benefit obligation at beginning of measurement period	74,164	74,164	60,342
Service cost		4,557	3,671	3,813
Interest cost		3,967	3,583	3,432
Actuarial loss		3,515	10,215
Projected benefit obligation at the end of measurement period		81,507	74,164	60,342
Funded status at end of year (assets less benefit obligation)		$ 15,074	$ 11,300

Benefit Plans (Asset Allocation For The Pension Plan By Asset Category) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Total	100.00%	100.00%
Target Allocation, Equity securities, minimum percentage	50.00%
Target Allocation, Equity securities, maximum percentage	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	80.00%	86.00%
Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fixed income and cash equivalents	20.00%	14.00%

Benefit Plans (Weighted Average Assumptions Used To Determine Benefit Obligations) (Details)	Dec. 31, 2011	Dec. 31, 2010
Benefit Plans [Abstract]
Discount rate	5.18%	5.50%
Rate of compensation increase	3.00%	3.00%

Benefit Plans (Estimated Future Pension Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Benefit Plans [Abstract]
2012	$ 5,535
2013	4,999
2014	5,543
2015	6,259
2016	6,284
2017-2021	37,823
Total	$ 66,443

Benefit Plans (Balances Of Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Benefit Plans [Abstract]
Prior service cost	$ (74)	$ (93)
Net actuarial loss	(32,163)	(24,410)
Total	(32,237)	(24,503)
Deferred taxes	11,283	8,576
Accumulated other comprehensive loss	$ (20,954)	$ (15,927)

Benefit Plans (Components Of Net Periodic Benefit Cost And Other Amounts Recognized In Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Benefit Plans [Abstract]
Service cost	$ (4,557)	$ (3,671)	$ (3,813)
Interest cost	(3,967)	(3,583)	(3,432)
Expected return on plan assets	7,543	5,867	4,487
Amortization of prior service cost	(19)	(22)	(34)
Recognized net actuarial loss	(1,411)	(1,079)	(2,041)
Net periodic benefit cost	(2,411)	(2,488)	(4,833)
Change to net actuarial (loss)/gain for the period	(9,164)	(4,835)	7,591
Amortization of prior service cost	19	22	34
Amortization of net loss	1,411	1,079	2,041
Total recognized in other comprehensive (loss)/income	(7,734)	(3,734)	9,666
Total recognized in net benefit cost and other comprehensive (loss)/income	$ (10,145)	$ (6,222)	$ 4,833

Benefit Plans (Weighted Average Assumptions Used To Determine Net Periodic Benefit Cost) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Benefit Plans [Abstract]
Discount Rate	5.50%	6.00%
Rate of compensation increase	3.00%	3.00%
Expected long-term return on plan assets	7.75%	7.75%

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
State tax benefit	$ 6,088,000	$ (1,161,000)	$ (2,461,000)
Gross benefit	28,466,000	(9,603,000)	(8,932,000)
Federal tax benefit	28,327,000	17,797,000	25,404,000
Unrecognized tax benefits that, if recognized, would favorably affect the effective income tax rate	378,000	370,000	504,000
(Income)/expense related to interest and penalties	2,500	(10,500)	(18,000)
Accrued amount for interest and penalties	63,000	60,500	71,000
Vision Bank [Member]
Income Taxes [Line Items]
State tax benefit	6,100,000	1,160,000
Gross benefit	3,450,000
Valuation allowance	2,290,000
Federal tax benefit	$ 803,000,000

Income Taxes (Components Of The Corporation's Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Allowance for loan losses	$ 23,956	$ 52,418
Accumulated other comprehensive loss - Interest rate swap	296	572
Accumulated other comprehensive loss - pension plan	11,283	8,576
Intangible assets	1,523	2,156
Deferred compensation	3,733	4,123
OREO devaluations	6,364	7,171
State net operating loss carryforwards		2,812
Other	5,220	4,988
Loans held for sale fair value adjustment	4,585
Tax credit carryforwards	1,269
Valuation allowance		(1,491)
Total deferred tax assets	58,229	81,325
Accumulated other comprehensive income - Unrealized gains on securities	6,824	8,142
Deferred investment income	10,199	10,199
Pension plan	21,567	16,835
Mortgage servicing rights	3,255	3,671
Purchase accounting adjustments	943	2,150
Other	2,006	2,176
Total deferred tax liabilities	44,794	43,173
Net deferred tax assets	$ 13,435	$ 38,152

Income Taxes (Components Of The Provision For Federal And State Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Currently payable, Federal	$ 5,949	$ 26,130	$ 32,148
State taxes currently payable		109	(273)
Deferred, Federal	22,378	(8,333)	(6,745)
Deferred, State	8,382	(3,564)	(2,187)
Valuation allowance, State	(2,294)	2,294
Total	$ 34,415	$ 16,636	$ 22,943

Income Taxes (Reconciliation Of Federal Income Tax Expense) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Statutory federal corporate tax rate	35.00%	35.00%	35.00%
Tax-exempt interest income, net of disallowed interest	(1.00%)	(1.70%)	(1.30%)
Bank owned life insurance	(1.50%)	(2.30%)	(1.80%)
Tax credits (low income housing)	(5.20%)	(6.70%)	(4.80%)
State income tax expense, net of federal benefit	4.70%	(3.00%)	(1.60%)
Valuation allowance, net of federal benefit	(1.30%)	2.00%
Other	(1.20%)	(1.00%)	(1.90%)
Effective tax rate	29.50%	22.30%	23.60%

Income Taxes (Reconciliation Of The Beginning And Ending Amount Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
January 1 Balance	$ 477	$ 595	$ 783
Additions based on tax positions related to the current year	70	69	64
Additions for tax positions of prior years	1	7
Reductions for tax positions of prior years	(3)	(131)	(189)
Reductions due to statute of limitations	(60)	(63)	(63)
December 31 Balance	$ 485	$ 477	$ 595

Other Comprehensive Income (Loss) (Other Comprehensive Income (Loss) Components And Related Taxes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Comprehensive Income (Loss) [Abstract]
Unrealized gains (losses) on available-for-sale securities, Before-tax amount	$ 25,063,000	$ (11,218,000)	$ 5,012,000
Unrealized gains (losses) on available-for-sale securities, Tax effect	8,772,000	(3,926,000)	1,754,000
Unrealized gains (losses) on available-for-sale securities, Net-of-tax amount	16,291,000	(7,292,000)	3,258,000
Reclassification adjustment for gains realized in net income, Before-tax amount	(28,829,000)	(11,864,000)	(7,340,000)
Reclassification adjustment for gains realized in net income, Tax effect	(10,090,000)	(4,152,000)	(2,569,000)
Reclassification adjustment for gains realized in net income, Net-of-tax amount	(18,739,000)	(7,712,000)	(4,771,000)
Unrealized net holding gain (loss) on cash flow hedge, Before-tax amount	788,000	(151,000)	454,000
Unrealized net holding gain (loss) on cash flow hedge, Tax effect	276,000	(53,000)	159,000
Unrealized net holding gain (loss) on cash flow hedge, Net-of-tax amount	512,000	(98,000)	295,000
Changes in pension plan assets and benefit obligations recognized in other comprehensive income, Before-Tax Amount	(7,734,000)	(3,734,000)	9,666,000
Changes in pension plan assets and benefit obligations recognized in other comprehensive income, Tax Effect	(2,707,000)	(1,307,000)	3,383,000
Changes in pension plan assets and benefit obligations recognized in other comprehensive income, Net-of-Tax Amount	(5,027,000)	(2,427,000)	6,283,000
Other comprehensive income (loss), Before-tax amount	(10,712,000)	(26,967,000)	7,792,000
Other comprehensive income (loss), Tax effect	(3,749,000)	(9,438,000)	2,727,000
Other comprehensive income (loss), Net-of-tax amount	$ (6,963,000)	$ (17,529,000)	$ 5,065,000

Other Comprehensive Income (Loss) (Component Of Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Comprehensive Income (Loss) [Abstract]
Pension benefit adjustments	$ (20,954)	$ (15,927)
Unrealized net holding loss on cash flow hedge	(550)	(1,062)
Unrealized net holding gains on AFS Securities	12,673	15,121
Total accumulated other comprehensive income (loss)	$ (8,831)	$ (1,868)

Earnings Per Common Share (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 U.S. Treasury's Capital Purchase Program [Member]	Dec. 31, 2010 U.S. Treasury's Capital Purchase Program [Member]	Dec. 31, 2009 October 2009 Warrants [Member]
Shares outstanding under the Incentive Stock Option Plan	74,020	78,075
Warrants to purchase common shares outstanding related to common stock issuances			227,376	227,376	71,984
Options and warrants not included in computation of diluted earnings per common shares	126,292	382,445
Weighted average options and warrants	126,292	382,445
Dilutive effect of Capital Purchase Plan warrants	1,291	3,043
Exercise price of Capital Purchase Plan warrants to purchase common shares		$ 65.97

Earnings Per Common Share (Summary Of Computation Of Basic And Diluted Earnings Per Common Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Common Share [Abstract]
Net income available to common shareholders	$ 76,284	$ 52,294	$ 68,430
Basic earnings per common share, Weighted-average shares	15,400,155	15,152,692	14,206,335
Effect of dilutive securities - stock options and warrants	1,291,000	3,043,000
Diluted earnings per common share, Adjusted weighted-average shares and assumed conversion	15,401,446	15,155,735	14,206,335
Basic earnings per common share	$ 4.95	$ 3.45	$ 4.82
Diluted earnings per common share	$ 4.95	$ 3.45	$ 4.82

Dividend Restrictions (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Dividend Restrictions [Abstract]
Amount available for dividend distribution without prior approval from regulatory authority	$ 51.3

Financial Instruments With Off-Balance Sheet Risk And Financial Instruments With Concentrations Of Credit Risk (Amounts Of Off- Balance Sheet Financial Instruments With Credit Risk) (Details) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments With Off-Balance Sheet Risk And Financial Instruments With Concentrations Of Credit Risk [Abstract]
Loan commitments	$ 809,140	$ 716,598
Standby letters of credit	$ 18,772	$ 24,462

Derivative Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2008
Derivative Instruments [Abstract]
Floating-rate subordinated note	$ 25,000,000			$ 25,000,000
Interest rate swap's fair value included in other liabilities	800,000	1,600,000
Number of months for LIBOR basis	3
Number of basis points over LIBOR	200
Hedge ineffectiveness on the cash flow hedge	0	0
Variable rate on subordinated note	2.58%
Fixed rate on interest rate swap paid by Park	6.01%
Fixed rate on the interest rate swap	4.01%
Change in fair value of interest rate swap, Net-of-tax amount	512,000	(98,000)	295,000
Change in fair value of interest rate swap, Tax expense (benefit)	276,000	(53,000)	159,000
Mortgage loan interest rate lock commitments outstanding	17,200,000	14,500,000
Fair value of the derivative instruments	251,000	166,000
Fair value of the swap liability	$ 700,000	$ 60,000

Loan Servicing (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loan Servicing [Abstract]
Serviced sold mortgage loans	$ 1,349	$ 1,471	$ 1,518
Serviced sold mortgage loans with recourse	25	36
Capitalized mortgage servicing rights	1.7	3.1	5.5
Amortization of mortgage servicing rights	$ 2.6	$ 3.2	$ 4

Loan Servicing (Activity For MSRs And Related Valuation Allowance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Loan Servicing [Abstract]
Carrying amount, net, beginning of period	$ 10,488	$ 10,780
Additions	1,659	3,062
Amortization	(2,573)	(3,180)
Change in valuation allowance	(273)	(174)
Carrying amount, net, end of period	9,301	10,488
Valuation allowance, beginning of period	748	574
Additions expensed	273	174
Valuation allowance, end of period	$ 1,021	$ 748

Fair Values (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Values [Abstract]
Fair value transferred out of Level 1 and into Level 3		$ 745,000
Book value of impaired loans	187,135,000	250,933,000
Partial charge-offs on impaired loans	103,800,000	53,600,000
Valuation allowance of impaired loans	15,935,000	66,904,000
Book value of impaired loans carried at fair value	103,700,000	176,500,000
Impaired Loans Carried at Fair Value, Fair Value	87,813,000	109,643,000
Remaining amount of impaired loans carried at cost	83,400,000	74,400,000
MSR recorded at lower of cost or fair value	9,301,000	10,488,000	10,780,000
Mortgage Servicing Rights, at fair value	5,815,000	3,813,000
Valuation allowance of MSR	1,021,000	748,000	574,000
MSRs recorded at cost	3,500,000
Devaluation adjustments of OREO		8,200,000
Estimated fair value of OREO, less estimated selling costs	$ 42,272,000	$ 41,709,000

Fair Values (Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale, Fair Value	$ 11,535	$ 8,340
Mortgage IRLCs	251	166
Level 2 [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale, Fair Value	11,535	8,340
Mortgage IRLCs	251	166
Obligations Of U.S. Treasury And Other U.S. Government Sponsored Entities [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	371,657	273,313
Obligations Of U.S. Treasury And Other U.S. Government Sponsored Entities [Member] | Level 2 [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	371,657	273,313
Obligations Of States And Political Subdivisions [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	2,660	11,044
Obligations Of States And Political Subdivisions [Member] | Level 2 [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	2,660	8,446
Obligations Of States And Political Subdivisions [Member] | Level 3 [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities		2,598
U.S. Government Sponsored Entities' Asset-Backed Securities [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	444,295	1,011,412
U.S. Government Sponsored Entities' Asset-Backed Securities [Member] | Level 2 [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	444,295	1,011,412
Equity Securities [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	2,033	1,753
Equity Securities [Member] | Level 1 [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	1,270	1,008
Equity Securities [Member] | Level 3 [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	763	745
Interest Rate Swap [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swap, Fair Value	846	1,634
Interest Rate Swap [Member] | Level 2 [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swap, Fair Value	846	1,634
Fair Value Swap [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swap, Fair Value	700	60
Fair Value Swap [Member] | Level 3 [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swap, Fair Value	$ 700	$ 60

Fair Values (Reconciliation Of The Level 3 Inputs For Financial Instruments Measured On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Obligations Of States And Political Subdivisions [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning	$ 2,598	$ 2,751
Total Gains/(Losses), Included in earnings - unrealized	(128)
Total Gains/(Losses), Included in other comprehensive income		(43)
Purchases, sales, issuances and settlements, other, net	(2,470)	(110)
Balance, ending		2,598
Equity Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning	745
Total Gains/(Losses), Included in other comprehensive income	18
Transfers in and/or out of Level 3		745
Balance, ending	763	745
Fair Value Swap [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning	(60)	(500)
Re-evaluation of fair value swap	(640)
Settlements		440
Balance, ending	$ (700)	$ (60)

Fair Values (Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value	$ 87,813	$ 109,643
Mortgage Servicing Rights, at fair value	5,815	3,813
Other Real Estate Owned	42,272	41,709
Level 1 [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value
Mortgage Servicing Rights, at fair value
Other Real Estate Owned
Level 2 [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Mortgage Servicing Rights, at fair value	5,815	3,813
Level 3 [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value	87,813	109,643
Other Real Estate Owned	42,272	41,709
Commercial, Financial And Agricultural [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value	19,931	8,276
Commercial, Financial And Agricultural [Member] | Level 1 [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value
Commercial, Financial And Agricultural [Member] | Level 3 [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value	19,931	8,276
Construction Real Estate - Vision Commercial Land And Development [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value	21,228	42,274
Construction Real Estate - Vision Commercial Land And Development [Member] | Level 1 [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value
Construction Real Estate - Vision Commercial Land And Development [Member] | Level 3 [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value	21,228	42,274
Construction Real Estate - Remaining Commercial [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value	8,860	10,465
Construction Real Estate - Remaining Commercial [Member] | Level 1 [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value
Construction Real Estate - Remaining Commercial [Member] | Level 3 [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value	8,860	10,465
Residential Real Estate [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value	12,935	16,399
Residential Real Estate [Member] | Level 1 [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value
Residential Real Estate [Member] | Level 3 [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value	12,935	16,399
Commercial Real Estate [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value	24,859	32,229
Commercial Real Estate [Member] | Level 1 [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value
Commercial Real Estate [Member] | Level 3 [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value	$ 24,859	$ 32,229

Fair Values (Fair Value Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Money Market Instruments, Carrying Value	$ 157,486	$ 133,780	$ 159,091	$ 171,262
Cash and Money Market Instruments, Fair Value	157,486	133,780
Investment Securities, Carrying Value	1,640,869	1,971,092
Investment Securities, Fair Value	1,655,219	1,983,636
Accrued Interest Receivable, Carrying Value	19,697	24,137
Accrued Interest Receivable, Fair Value	19,697	24,137
Mortgage Loans Held for Sale, Carrying Value	11,535	8,340
Mortgage Loans Held for Sale, Fair Value	11,535	8,340
Impaired Loans Carried at Fair Value, Carrying Value	87,813	109,643
Impaired Loans Carried at Fair Value, Fair Value	87,813	109,643
Other Loans, Carrying Value	4,149,307	4,471,127
Other Loans, Fair Value	4,167,224	4,490,855
Net loans	4,248,655	4,589,110
Loans Receivable, Net, Fair Value	4,266,572	4,608,838
Assets held for sale, Carrying Value	382,462
Assets held for sale, Fair Value	382,462
Noninterest Bearing Checking, Carrying Value	995,733	937,719
Noninterest Bearing Checking, Fair Value	995,733	937,719
Interest Bearing Transactions Accounts, Carrying Value	1,037,385	1,283,159
Interest Bearing Transactions Accounts, Fair Value	1,037,385	1,283,159
Savings, Carrying Value	931,526	899,288
Savings, Fair Value	931,526	899,288
Time Deposits, Carrying Value	1,499,105	1,973,903
Time Deposits, Fair Value	1,506,075	1,990,163
Other, Carrying Value	1,365	1,351
Other, Fair Value	1,365	1,351
Total deposits	4,465,114	5,095,420	5,188,052
Total Deposits , Fair Value	4,472,084	5,111,680
Short-Term Borrowings, Carrying Value	263,594	663,669
Short-Term Borrowings, Fair Value	263,594	663,669
Long-Term Debt, Carrying Value	823,182	636,733
Long-Term Debt, Fair Value	915,274	699,080
Subordinated Debentures/Notes, Carrying Value	75,250	75,250
Subordinated Debentures/Notes, Fair Value	68,601	63,099
Accrued Interest Payable, Carrying Value	4,916	6,123
Accrued Interest Payable, Fair Value	4,916	6,123
Liabilities held for sale, Carrying Amount	536,186
Liabilities held for sale, Fair Value	536,991
Fair Value Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value swap, Carrying Value	700	60
Swap, Fair Value	700	60
Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Swap, Carrying Value	846	1,634
Swap, Fair Value	$ 846	$ 1,634

Capital Ratios (Capital Ratios For Park And Each Subsidiary) (Details)	Dec. 31, 2011		Dec. 31, 2010
Park National Bank [Member]
Tier 1 Risk-Based Capital	9.52%		9.43%
Total Risk-Based	11.46%		11.38%
Leverage	6.58%		6.68%
Vision Bank [Member]
Tier 1 Risk-Based Capital	23.42%		11.75%
Total Risk-Based	24.72%	[1]	13.12%	[1],[2]
Leverage	15.89%	[1]	9.12%	[1],[2]
Park [Member]
Tier 1 Risk-Based Capital	14.15%		13.24%
Total Risk-Based	16.65%		15.71%
Leverage	9.81%		9.54%

[1]	Park management had agreed to maintain Vision Bank's total risk-based capital at 16.00% and the leverage ratio at 12.00%.
[2]	As a result of the financial statement restatement for the year ended December 31, 2010, Vision Bank's December 31, 2010 total risk-based capital ratio declined from 19.55% to 13.12% and its leverage ratio declined from 14.05% to 9.12%.

Capital Ratios (Various Measures Of Capital For Park And Each Of PNB And VB) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2011
Park National Bank [Member]
Total Risk-Based Capital (to risk-weighted assets), Actual Amount	$ 495,668		$ 498,367
Total Risk-Based Capital (to risk-weighted assets), Ratio	11.38%		11.46%
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount	348,452		347,972
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	8.00%		8.00%
Total Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Amount	435,565		434,965
Total Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio	10.00%		10.00%
Tier 1 Risk-Based Capital (to risk-weighted assets), Actual Amount	410,879		413,870
Tier 1 Risk-Based Capital (to risk-weighted assets), Ratio	9.43%		9.52%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount	174,226		173,986
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%		4.00%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Amount	261,339		260,979
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio	6.00%		6.00%
Leverage Ratio (to risk-weighted assets), Actual Amount	410,879		413,870
Leverage Ratio (to risk-weighted assets), Ratio	6.68%		6.58%
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Amount	246,084		251,691
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%		4.00%
Leverage Ratio (to risk-weighted assets), To Be Well Capitalized, Amount	307,605		314,614
Leverage Ratio (to risk-weighted assets), To Be Well Capitalized, Ratio	5.00%		5.00%
Vision Bank [Member]
Total Risk-Based Capital (to risk-weighted assets), Actual Amount	80,305	[1],[2]	115,637	[1]
Total Risk-Based Capital (to risk-weighted assets), Ratio	13.12%	[1],[2]	24.72%	[1]
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount	48,966	[1],[2]	37,427	[1]
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	8.00%	[1],[2]	8.00%	[1]
Total Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Amount	61,208	[1],[2]	46,784	[1]
Total Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio	10.00%	[1],[2]	10.00%	[1]
Tier 1 Risk-Based Capital (to risk-weighted assets), Actual Amount	71,897		109,566
Tier 1 Risk-Based Capital (to risk-weighted assets), Ratio	11.75%		23.42%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount	24,483		18,714
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%		4.00%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Amount	36,725		28,071
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio	6.00%		6.00%
Leverage Ratio (to risk-weighted assets), Actual Amount	71,897	[1],[2]	109,566	[1]
Leverage Ratio (to risk-weighted assets), Ratio	9.12%	[1],[2]	15.89%	[1]
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Amount	31,520	[1],[2]	27,588	[1]
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%	[1],[2]	4.00%	[1]
Leverage Ratio (to risk-weighted assets), To Be Well Capitalized, Amount	39,400	[1],[2]	34,485	[1]
Leverage Ratio (to risk-weighted assets), To Be Well Capitalized, Ratio	5.00%	[1],[2]	5.00%	[1]
Agreed total risk-based capital ratio	13.12%		16.00%
Agreed leverage Ratio	9.12%		12.00%
Agreed total risk based capital ratio, previous	19.55%
Agreed leverage ratio, previous	14.05%
Park [Member]
Total Risk-Based Capital (to risk-weighted assets), Actual Amount	786,214		812,286
Total Risk-Based Capital (to risk-weighted assets), Ratio	15.71%		16.65%
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount	400,307		390,270
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	8.00%		8.00%
Total Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Amount	500,384		487,837
Total Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio	10.00%		10.00%
Tier 1 Risk-Based Capital (to risk-weighted assets), Actual Amount	662,390		690,419
Tier 1 Risk-Based Capital (to risk-weighted assets), Ratio	13.24%		14.15%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount	200,154		195,135
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%		4.00%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Amount	300,230		292,702
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio	6.00%		6.00%
Leverage Ratio (to risk-weighted assets), Actual Amount	662,390		690,419
Leverage Ratio (to risk-weighted assets), Ratio	9.54%		9.81%
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Amount	277,817		281,506
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%		4.00%
Leverage Ratio (to risk-weighted assets), To Be Well Capitalized, Amount	$ 347,271		$ 351,882
Leverage Ratio (to risk-weighted assets), To Be Well Capitalized, Ratio	5.00%		5.00%

[1]	Park management had agreed to maintain Vision Bank's total risk-based capital at 16.00% and the leverage ratio at 12.00%.
[2]	As a result of the financial statement restatement for the year ended December 31, 2010, Vision Bank's December 31, 2010 total risk-based capital ratio declined from 19.55% to 13.12% and its leverage ratio declined from 14.05% to 9.12%.

Segment Information (Schedule Of Operating Results By Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net interest income	$ 273,234		$ 274,044	$ 273,491
Provision for loan losses	63,272		87,080	68,821
Other income (loss)	94,910		74,880	81,190
Other expense	188,317		187,107	188,725
Income (loss) before taxes	116,555		74,737	97,135
Income before income taxes	116,555		74,737	97,135
Income taxes (benefit)	34,415		16,636	22,943
Net income (loss)	82,140		58,101	74,192
Assets	6,972,245		7,282,261	7,040,329
Assets held for sale	382,462	[1]
Loans	4,317,099		4,732,685	4,640,432
Total loans	4,317,099		4,732,685	4,640,432
Deposits	4,465,114		5,095,420	5,188,052
Liabilities held for sale	536,186	[2]
PNB [Member]
Segment Reporting Information [Line Items]
Net interest income	236,282		237,281	236,107
Provision for loan losses	30,220		23,474	22,339
Other income (loss)	90,982		80,512	82,770
Other expense	146,235		144,051	148,048
Income (loss) before taxes	150,809		150,268	148,490
Income before income taxes	150,809		150,268	148,490
Income taxes (benefit)	43,958		47,320	47,032
Net income (loss)	106,851		102,948	101,458
Assets	6,281,747		6,495,558	6,182,257
Loans	4,172,424		4,074,775	3,950,599
Total loans	4,172,424		4,074,775	3,950,599
Deposits	4,611,646		4,622,693	4,670,113
VB [Member]
Segment Reporting Information [Line Items]
Net interest income	27,078		27,867	25,634
Provision for loan losses	31,052		61,407	44,430
Other income (loss)	6,617		(6,024)	(2,047)
Other expense	31,379		31,623	28,091
Income (loss) before taxes	(28,736)		(71,187)	(48,934)
Income before income taxes	(28,736)		(71,187)	(48,934)
Income taxes (benefit)	(6,210)		(25,773)	(18,824)
Net income (loss)	(22,526)		(45,414)	(30,110)
Assets	650,935		791,945	897,981
Assets held for sale	382,462	[1]
Loans	123,883		640,580	677,018
Total loans	123,883		640,580	677,018
Deposits	32		633,432	688,900
Liabilities held for sale	536,186	[2]
All Other [Member]
Segment Reporting Information [Line Items]
Net interest income	9,874		8,896	11,750
Provision for loan losses	2,000		2,199	2,052
Other income (loss)	(2,689)		392	467
Other expense	10,703		11,433	12,586
Income (loss) before taxes	(5,518)		(4,344)	(2,421)
Income before income taxes	(5,518)		(4,344)	(2,421)
Income taxes (benefit)	(3,333)		(4,911)	(5,265)
Net income (loss)	(2,185)		567	2,844
Assets	39,563		(5,242)	(39,909)
Loans	20,792		17,330	12,815
Total loans	20,792		17,330	12,815
Deposits	$ (146,564)		$ (160,705)	$ (170,961)

[1]	The assets held for sale represent the loans and other assets at Vision Bank that will be sold in the first quarter of 2012.
[2]	The liabilities held for sale represent the deposits and other liabilities at Vision Bank that will be sold in the first quarter of 2012.

Segment Information (Reconciliation Of Financial Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation Of Segment Information [Line Items]
Net Interest Income	$ 273,234	$ 274,044	$ 273,491
Depreciation Expense	7,583	7,126	7,473
Other Expense	180,734	179,981	181,252
Income taxes	34,415	16,636	22,943
Assets	6,972,245	7,282,261	7,040,329
Deposits	4,465,114	5,095,420	5,188,052
Totals For Reportable Segments [Member]
Reconciliation Of Segment Information [Line Items]
Net Interest Income	263,360	265,148	261,741
Depreciation Expense	7,562	7,109	7,451
Other Expense	170,052	168,565	168,688
Income taxes	37,748	21,547	28,208
Assets	6,932,682	7,287,503	7,080,238
Deposits	4,611,678	5,256,125	5,359,013
Elimination Of Intersegment Items [Member]
Reconciliation Of Segment Information [Line Items]
Assets	(57,286)	(77,876)	(114,214)
Deposits	(146,564)	(160,705)	(170,961)
Parent Co. & GFSC Totals-Not Eliminated [Member]
Reconciliation Of Segment Information [Line Items]
Net Interest Income	9,874	8,896	11,750
Depreciation Expense	21	17	22
Other Expense	10,682	11,416	12,564
Income taxes	(3,333)	(4,911)	(5,265)
Assets	$ 96,849	$ 72,634	$ 74,305

Parent Company Statements (Narrative) (Details) (Parent Company [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Parent Company [Member]
Income taxes	$ 4.21	$ 5.97	$ 5.22
Undistributed earnings, restricted from transfer as dividends	$ 146.6	$ 143

Parent Company Statements (Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other assets	$ 857,631	$ 519,580
Total assets	6,972,245	7,282,261	7,040,329
Subordinated notes	75,250	75,250
Other liabilities	602,741	81,481
Total liabilities	6,229,881	6,552,553
Total liabilities and stockholders' equity	6,972,245	7,282,261
Parent Company [Member]
Cash	140,607	160,011	155,908	80,343
Investment in subsidiaries	602,270	601,201
Debentures receivable from subsidiary banks	5,000	5,000
Other investments	2,280	1,451
Other assets	90,438	69,845
Total assets	840,595	837,508
Subordinated notes	50,250	50,250
Other liabilities	47,981	57,550
Total liabilities	98,231	107,800
Total stockholders' equity	742,364	729,708
Total liabilities and stockholders' equity	$ 840,595	$ 837,508

Parent Company Statements (Statements Of Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and dividends	$ 331,880	$ 345,517	$ 367,690
Federal income tax benefit	34,415	16,636	22,943
Net income	82,140	58,101	74,192
Parent Company [Member]
Dividends from subsidiaries	105,000	80,000	75,000
Interest and dividends	4,669	4,789	4,715
Other	(2,653)	411	489
Total income	107,016	85,200	80,204
Other, net	11,721	12,632	10,322
Total expense	11,721	12,632	10,322
Income before federal taxes and equity in undistributed losses of subsidiaries	95,295	72,568	69,882
Federal income tax benefit	4,799	5,993	6,210
Income before equity in undistributed losses of subsidiaries	100,094	78,561	76,092
Equity in undistributed losses of subsidiaries	(17,954)	(20,460)	(1,900)
Net income	$ 82,140	$ 58,101	$ 74,192

Parent Company Statements (Statements Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 82,140	$ 58,101	$ 74,192
(Decrease) increase in other liabilities	(10,826)	180	(30,622)
Net cash provided by operating activities	126,731	126,134	72,338
Net cash used in investing activities	271,216	(352,080)	(5,346)
Proceeds from issuance of subordinated notes			35,250
Net cash (used in) provided by financing activities	(374,241)	200,635	(79,163)
(Decrease) increase in cash	23,706	(25,311)	(12,171)
Parent Company [Member]
Net income	82,140	58,101	74,192
Undistributed losses of subsidiaries	17,954	20,460	1,900
Other than temporary impairment charge, investments	(560)	23	140
(Increase) decrease in other assets	(20,204)	7,321	(18,420)
(Decrease) increase in other liabilities	(9,575)	(3,763)	24,178
Net cash provided by operating activities	69,755	82,142	81,990
Purchase of investment securities	(250)		(113)
Capital contribution to subsidiary	(26,000)	(52,000)	(37,000)
Repayment of debentures receivable from subsidiaries		2,500
Net cash used in investing activities	(26,250)	(49,500)	(37,113)
Cash dividends paid	(62,907)	(62,076)	(58,035)
Proceeds from issuance of common stock and warrants		33,541	53,475
Proceeds from issuance of subordinated notes			35,250
Cash payment for fractional shares	(2)	(4)	(2)
Net cash (used in) provided by financing activities	(62,909)	(28,539)	30,688
(Decrease) increase in cash	(19,404)	4,103	75,565
Cash at beginning of year	160,011	155,908	80,343
Cash at end of year	$ 140,607	$ 160,011	$ 155,908

Participation In The U.S. Treasury Capital Purchase Program (Details) (USD $)	0 Months Ended	12 Months Ended
	Dec. 23, 2008	Dec. 31, 2011	Dec. 31, 2010
Participation In The U.S. Treasury Capital Repurchase Program [Line Items]
Liquidation preference per senior preferred shares	$ 1,000
Charge to retained earnings representing preferred stock dividend and accretion of discount		$ 5,900,000
Warrant issued to U.S. Treasury relating to CPP, common shares	227,376	227,376
Issued warrants as a percentage of senior preferred shares purchased		15.00%
Warrant issued to U.S. treasury relating to CPP, exercise price		$ 65.97
Trailing average in days		20
Term of warrants in years		10
Preferred stock value	$ 100,000,000	$ 98,146,000	$ 97,290,000
Revised Cumulative Dividends Rate [Member]
Participation In The U.S. Treasury Capital Repurchase Program [Line Items]
Preferred stock, dividend rate, percentage		9.00%
Cumulative Dividends Rate [Member]
Participation In The U.S. Treasury Capital Repurchase Program [Line Items]
Preferred stock, dividend rate, percentage		5.00%

Sale Of Common Shares And Issuance Of Common Stock Warrants (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Series A Common Share Warrants [Member]
Sale Of Common Shares And Issuance Of Common Stock Warrants [Line Items]
Common share warrants outstanding		35,992
Common share warrants exercise price		76.41
Common share warrants expiration date	June 10, 2011
Series B Common Share Warrants [Member]
Sale Of Common Shares And Issuance Of Common Stock Warrants [Line Items]
Common share warrants outstanding		35,992
Common share warrants exercise price		76.41
Common share warrants expiration date	December 20, 2011

Subsequent Event - Vision Bank Closing (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 16, 2012 Vision Bank [Member]
Performing loans	$ 23,000,000			$ 354,000,000
Deposit	4,465,114,000	5,095,420,000	5,188,052,000	520,000,000
Premises and equipment, net	53,741,000	69,567,000		12,500,000
Other miscellaneous assets and liabilities				27,900,000
Performing loans at fair value				22,000,000
Non-performing loans at fair value				88,000,000
Pretax gain on sale of business				$ 22,000,000